UNITEDSTATES

SECURITIESANDEXCHANGECOMMISSION

Washington,D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

BlackRock Short Obligations Fund

BlackRock Total Factor Fund

BlackRock Liquid Environmentally Aware Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2020

Date of reporting period: 01/31/2020

Item 1 – Report to Stockholders

JANUARY 31, 2020

2020 Semi-Annual Report (Unaudited)

BlackRock FundsSM

•	BlackRock Liquid Environmentally Aware Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7762 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the BlackRock website at blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

U.S. equities and bonds both delivered impressive returns over the last 12 months, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. Investors were further encouraged by the apparent cessation of trade hostilities between the United States and China late in 2019, although some of these gains were reversed in January 2020, as the spread of the coronavirus injected uncertainty into markets.

Returns for most securities were particularly strong in the second half of the reporting period, as investors began to realize that the U.S. economy was maintaining the modest yet steady growth that has characterized this economic cycle. In the United States, large-cap stocks led the broader market, while small-cap equities still posted healthy returns. Emerging market stocks, however, were constrained by coronavirus fears, losing most of their gains near the end of the reporting period.

Fixed-income securities played an important role in diversified portfolios by delivering strong returns amid economic uncertainty, as interest rates declined (and bond prices rose). Long-term bonds, particularly long-term Treasuries, generally posted the strongest returns, as inflation remained low despite an uptick late in the reporting period. Investment-grade and high-yield corporate bonds also posted solid returns, as the credit fundamentals in corporate markets remained relatively solid.

Continuing the shift toward looser monetary policy that began in early 2019, the U.S. Federal Reserve (the “Fed”) increased efforts to stimulate economic activity. The Fed reduced interest rates three times during the reporting period, from July 2019 to October 2019. In December 2019, the Fed further reassured markets by indicating that it is unlikely to reverse course and tighten monetary policy in the near future. Following in the Fed’s footsteps, the European Central Bank announced aggressive economic stimulus measures, including lower interest rates and the return of its bond purchasing program. The Bank of Japan continued its accommodative monetary policy, while China committed to looser credit conditions and an increase in fiscal spending.

The outpouring of global economic stimulus led to a sharp rally in risk assets throughout the world despite the headwind of rising geopolitical and trade tensions. Hopes continued to remain high as the current economic expansion became the longest in U.S. history.

Looking ahead, we believe there are reasons to remain cautious about the U.S. economy, most notably the uncertainty around the duration of the impact of the coronavirus-driven economic contraction, the U.S. presidential election and future earnings growth. At this time we are watching the developments around the world very closely to assess the full extent of the risks of economic disruption that could result from the global pandemic. Corporate earnings underperformed in 2019, but action by the Fed led to outstanding equity returns. With the future of monetary policy and consumer behaviors uncertain, earnings deterioration could act as a drag on equities.

Overall, we favor moderately increasing investment risk to benefit from expected growth. We are neutral on U.S. equities, but we favor emerging market and Japanese equities, which could benefit from an uptick in global trade and investment. Increasing cyclical exposure through value-style investing and maintaining a meaningful emphasis on high-quality companies through quality factors also makes sense for diversified investors. In fixed income, extremely low yields and inflation risk limit the effectiveness of many bond classes as a counterweight in portfolios. We favor higher-yielding bonds from emerging markets, where central banks have more room for further accommodation, while strategically using U.S. Treasuries as stabilizers.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2020
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	9.31%	21.68%
U.S. small cap equities (Russell 2000® Index)	3.26	9.21
International equities (MSCI Europe, Australasia, Far East Index)	6.12	12.10
Emerging market equities (MSCI Emerging Markets Index)	3.36	3.81
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	0.98	2.22
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	5.13	12.15
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	4.20	9.64
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.08	8.21
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	3.43	9.40
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Money Market Overview  For the Six-Month Period Ended January 31, 2020

January 2020 is officially in the books — as the second half of 2019 progressed, investors witnessed a pivot from the Fed’s first half “patient” approach to a more active Fed delivering 0.25% cuts in each of July, September and October to the Federal Funds target rate, which ended 2019 in a range of 1.50%-1.75%. Prompting these cuts, in our view, were concerns about slowing global growth amid uncertainties associated with geopolitical events including U.S.-China trade tensions, and muted inflation. We believe such concerns were also reflected in the slope of the U.S. Treasury yield curve between three months and 10 years, which was periodically inverted during 2019. However, even as the U.S. economy began to exhibit signs of softness, a strong labor market and rising consumer spending helped keep the economic expansion intact — with the support of the Fed’s more accommodative policy. We believe the future path for the Federal Funds rate looks to be stable for the foreseeable future as the Fed has acknowledged, in our opinion, a relatively high bar for further policy action.

Another notable event this year was the bout of temporary excessive volatility in the repurchase agreement (“repo”) market in mid-September, due in part to a prior contraction in excess reserves in the banking system, and outsized deposit flow activity related to corporate tax payments and the settlement of U.S. Treasury obligations. This prompted the Fed to inject a substantial amount of liquidity into the financial system during the balance of the year. Specifically, the Fed conducted regular overnight and term repo operations (known as temporary open market operations), and also began purchasing U.S. Treasury bills beginning at a rate of $60 billion per month in order to support the flow of funds and help maintain control over short-term interest rates. The dislocations in the repo market highlighted, in our opinion, the need for the Fed to determine the appropriate level of excess reserves in the post financial crisis regulatory environment.

The U.S. debt ceiling was again suspended in July, and net new U.S. Treasury bill issuance exceeded $250 billion in 2019. That said, the expanded footprint by the Fed in the U.S. Treasury bill market, in our view, contributed to a reduction in investable supply available to the public and in part caused a contraction in the relative value of such instruments during the latter part of 2019.

Another important development in 2019 included the government-sponsored agencies, having been guided by regulatory agencies, to issue floating rate notes indexed to the Secured Overnight Financing Rate (“SOFR”), a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities, and the reference rate generally expected to replace the London Interbank Offered Rate (“LIBOR”). In addition to the agency notes referenced to SOFR, some large financial institutions also issued certificates of deposit and commercial paper linked to this index, and demand for such obligations was generally strong. Investors also witnessed a pick-up in 2019 in investment grade green bond issuance where $29.0 billion in supply entered the market.

Sticking on the topic of demand, asset flows into money market mutual funds and short duration bond funds were strong while primary market investment grade issuance was reportedly down rather markedly. This technical backdrop supported spreads in credit instruments during 2019, and we believe this dynamic should continue to play out in 2020. Similar to 2018, we witnessed seasonal spread widening of the three-month LIBOR overnight-indexed swap spread, a general proxy for bank funding stress. In our opinion, issuers appeared willing to pay up in terms of additional yield spread to secure their funding needs over stress periods such as corporate tax payment days and balance sheet reporting dates, including most importantly year end, as investors paid close attention to the funding markets for clues to monetary system pressures. Throughout January, demand remained strong for commercial paper and other credit instruments, causing spreads to tighten. The three-month LIBOR overnight-indexed swap spread tightened to around 0.18% in January 2020 from around 0.39% in late December. This measure is expected to grind incrementally tighter in the weeks ahead.

With the market pricing in little action for further interest rate cuts, the Fed providing liquidity to the market during stress periods, assets continuing to flow into money market funds, and tentative optimism over the near-term outlook for global trade, we will consider 2019 historic in many ways and 2020 off to a historic start.

Looking ahead, based on recent communications, we believe the FOMC is likely to keep interest rate policy on hold for the foreseeable future, but we are cognizant that geopolitical events could bias risks to the downside. The net new supply of U.S. Treasury bills is expected to increase approximately $200 billion between January and mid- March; however, both the Fed’s footprint in the market and expected ongoing strong demand at the front end of the curve from other investors should contain the level of any related upward rate moves on U.S. Treasury bills, in our view. Publicly available U.S. Treasury bill supply is expected to contract materially beginning in the middle of March.

We believe green bond and commercial paper issuance will continue to increase throughout 2020. In our view, the Fed will continue to monitor conditions in the overnight repo market and provide liquidity to the banking system as needed to ensure adequate control of short-term interest rates.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Information as of January 31, 2020	BlackRock Liquid Environmentally Aware Fund

Investment Objective

BlackRock Liquid Environmentally Aware Fund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and preservation of capital while giving consideration to select environmental criteria.

CURRENT SEVEN-DAY YIELDS

	7-Day SEC Yields	7-Day Yields
Institutional	1.61%	1.61%
Direct	1.71	1.71
Investor A	1.36	1.36

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Commercial Paper	33%
Repurchase Agreements	30
Certificates of Deposit	23
Corporate Bonds	6
Time Deposits	4
Foreign Agency Obligations	2
Other Assets Less Liabilities	2

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees and other fund expenses. The expense example shown below (which is based on a hypothetical investment of $1,000 invested on August 1, 2019 and held through January 31, 2020) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical (a)
	Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period (b)	Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period (b)	Annualized Expense Ratio
Institutional	$1,000.00	$1,009.50	$1.01	$1,000.00	$1,024.13	$1.02	0.20%
Direct	1,000.00	1,010.00	0.51	1,000.00	1,024.63	0.51	0.10
Investor A	1,000.00	1,008.20	2.27	1,000.00	1,022.87	2.29	0.45

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)	For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366.

FUND INFORMATION	5

Schedule of Investments (unaudited) January 31, 2020	BlackRock Liquid Environmentally Aware Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Corporate Bonds — 6.4%

Banks — 2.5%
Australia & New Zealand Banking Group Ltd., 2.13%, 08/19/20	USD	7,500	$7,516,181
Bank of Nova Scotia (The), 2.15%, 07/14/20		5,700	5,710,737
Citibank NA, 2.10%, 06/12/20		5,000	5,005,203
Commonwealth Bank of Australia(a):
2.25%, 03/10/20		1,250	1,250,687
2.05%, 09/18/20		3,500	3,506,668
Nordea Bank Abp, (LIBOR USD 3 Month + 0.47%), 2.38%, 05/29/20(a)(b)		1,686	1,688,662

			24,678,138

Capital Markets — 1.0%
UBS AG:
2.35%, 03/26/20		5,500	5,504,950
(LIBOR USD 3 Month + 0.85%), 2.76%, 06/01/20(b)		1,600	1,604,421
(LIBOR USD 3 Month + 0.58%), 2.46%, 06/08/20(a)(b)		2,300	2,303,453

			9,412,824

Consumer Finance — 0.9%
Toyota Motor Credit Corp.(b):
(LIBOR USD 3 Month + 0.26%), 2.10%, 04/17/20		4,300	4,302,946
(SOFR + 0.40%), 1.98%, 10/23/20		5,000	5,003,919

			9,306,865

Entertainment — 2.0%
TWDC Enterprises 18 Corp., (LIBOR USD 3 Month + 0.13%), 2.03%, 03/04/20(b)		20,000	20,006,097

Total Corporate Bonds — 6.4% (Cost: $63,359,838)			63,403,924

Foreign Agency Obligations — 2.3%

Canada — 2.3%
CPPIB Capital, Inc., (SOFR + 0.32%), 1.90%, 12/10/20(a)(b)		23,250	23,254,130

Total Foreign Agency Obligations — 2.3% (Cost: $23,250,000)			23,254,130

Certificates of Deposit — 22.8%

Domestic — 0.1%
Goldman Sachs Bank USA, (SOFR + 0.25%), 1.83%, 06/29/20(b)		1,000	999,995

Euro — 2.4%
ABN AMRO Equity Plus Fund, 2.09%, 02/13/20		2,000	2,000,305
Banque Federative du Credit Mutuel SA, 1.93%, 01/08/21(c)		17,500	17,206,870
Credit Industriel et Commercial SA, 1.93%, 01/08/21(c)		5,000	4,916,248

			24,123,423

Yankee — 20.3%(d)
Banco Santander SA, New York, 1.91%, 02/14/20		7,500	7,501,130
Bank of Montreal, Chicago(b):
(LIBOR USD 1 Month + 0.18%), 1.96%, 05/01/20		4,000	4,000,826
(LIBOR USD 1 Month + 0.16%), 1.94%, 06/01/20		2,000	2,000,541
(LIBOR USD 1 Month + 0.18%), 1.87%, 06/08/20		3,000	3,001,056

Security		Par (000)	Value

Yankee (continued)
(US Federal Funds Effective Rate (continuous series) + 0.31%), 1.91%, 07/13/20	USD	1,000	$1,000,613
(SOFR + 0.32%), 1.90%, 09/22/20		10,000	10,005,970
(SOFR + 0.40%), 1.98%, 10/02/20		7,500	7,507,140
Bank of Nova Scotia, Houston, (LIBOR USD 1 Month + 0.23%), 1.90%, 08/17/20(b)		12,000	12,005,853
Canadian Imperial Bank of Commerce, New York(b):
(LIBOR USD 3 Month + 0.17%), 2.07%, 03/18/20		1,300	1,300,401
(US Federal Funds Effective Rate (continuous series) + 0.26%), 1.86%, 04/16/20		10,000	10,002,221
Credit Industriel et Commercial SA, New York, (LIBOR USD 3 Month + 0.07%), 1.85%, 02/01/21(b)		5,000	4,999,997
Credit Suisse AG, New York(b):
(SOFR + 0.23%), 1.81%, 02/14/20		2,390	2,390,203
(SOFR + 0.38%), 1.96%, 03/06/20		10,000	10,002,699
(SOFR + 0.37%), 1.95%, 05/22/20		4,000	4,002,101
(SOFR + 0.26%), 1.84%, 06/11/20 - 06/12/20		6,000	6,001,126
(LIBOR USD 3 Month + 0.10%), 2.04%, 07/01/20		5,000	5,001,610
Mizuho Bank Ltd., New York, (LIBOR USD 1 Month + 0.21%), 1.87%, 03/27/20(b)		25,000	25,005,248
MUFG Bank Ltd., New York, (LIBOR USD 1 Month + 0.25%), 1.98%, 05/05/20(b)		2,000	2,000,834
Natixis SA, New York, (LIBOR USD 1 Month + 0.26%), 1.94%, 05/15/20(b)		1,000	1,000,665
Nordea Bank Abp, New York(b):
(LIBOR USD 3 Month + 0.15%), 2.06%, 02/14/20		900	900,064
(LIBOR USD 1 Month + 0.23%), 1.93%, 07/09/20		7,500	7,504,541
Skandinaviska Enskilda Banken AB, New York(b):
(LIBOR USD 3 Month + 0.15%), 2.06%, 10/02/20		5,000	5,002,938
(LIBOR USD 3 Month + 0.12%), 2.03%, 11/13/20		10,000	10,006,949
Standard Chartered Bank, New York:
1.97%, 02/27/20		20,000	20,004,111
1.98%, 03/23/20		7,500	7,502,958
Svenska Handelsbanken, New York, (LIBOR USD 3 Month + 0.15%), 2.06%, 10/02/20(b)		15,000	15,011,766
Toronto-Dominion Bank, New York:
2.00%, 03/17/20 - 09/30/20		14,500	14,502,972
2.17%, 07/24/20		1,500	1,503,712
(US Federal Funds Effective Rate (continuous series) + 0.37%), 1.97%, 09/08/20(b)		1,250	1,251,256

			201,921,501

Total Certificates of Deposit — 22.8% (Cost: $226,933,014)			227,044,919

Commercial Paper — 32.6%
ABN AMRO Funding USA LLC(c):
1.68%, 03/05/20		5,000	4,992,171
1.71%, 03/27/20		5,000	4,986,933
1.72%, 04/03/20		6,300	6,281,368
Alpine Securitization Ltd., (LIBOR USD 1 Month + 0.17%), 1.83%, 03/06/20(b)		9,500	9,500,000

6	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Liquid Environmentally Aware Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Paper (continued)
American Honda Finance Corp., 1.60%, 02/12/20(c)	USD	10,000	$9,994,730
Antalis SA, 1.68%, 02/20/20(c)		10,000	9,990,833
Australia & New Zealand Banking Group Ltd.(c):
1.62%, 02/20/20		5,000	4,995,575
1.66%, 03/13/20		5,000	4,990,457
Banco Santander SA, 1.64%, 04/03/20(c)		12,500	12,464,781
Bank of Nova Scotia (The):
1.66%, 03/30/20(c)		15,000	14,959,978
(LIBOR USD 1 Month + 0.18%), 1.96%, 05/01/20(b)		4,000	4,000,815
(LIBOR USD 1 Month + 0.16%), 1.82%, 05/27/20(b)		2,000	2,000,399
(LIBOR USD 1 Month + 0.18%), 1.86%, 06/11/20(b)		2,000	2,000,625
Barton Capital SA, 1.65%, 02/03/20(c)		2,084	2,083,717
BPCE SA, 1.74%, 07/31/20(c)		5,000	4,957,028
Canadian Imperial Bank of Commerce, (LIBOR USD 1 Month + 0.25%), 1.90%, 12/31/20(b)		10,000	10,008,615
Chariot Funding LLC, 1.61%, 02/03/20(c)		20,000	19,997,358
Commonwealth Bank of Australia(b):
(LIBOR USD 1 Month + 0.18%), 1.84%, 04/24/20		2,500	2,499,668
(LIBOR USD 3 Month + 0.05%), 1.93%, 10/09/20		5,000	5,000,664
Cooperatieve Rabobank UA, 1.55%, 02/07/20(c)		10,000	9,997,025
Credit Agricole Corporate and Investment Bank SA, 1.60%, 02/18/20(c)		7,100	7,094,416
European Investment Bank(c):
1.64%, 05/04/20		5,000	4,978,968
1.64%, 05/08/20		5,000	4,978,045
HSBC Bank plc(b):
(LIBOR USD 3 Month + 0.70%), 1.98%, 02/28/20		3,000	3,000,354
(LIBOR USD 3 Month + 0.23%), 2.08%, 10/13/20		6,750	6,757,391
Hydro-Quebec(c):
1.58%, 04/13/20		25,000	24,921,221
1.59%, 04/24/20		2,969	2,958,206
ING (US) Funding LLC(b):
(LIBOR USD 1 Month + 0.23%), 2.01%, 04/01/20		10,000	10,002,526
(LIBOR USD 3 Month + 0.15%), 2.06%, 09/14/20		20,000	20,009,698
Lloyds Bank plc, (LIBOR USD 3 Month + 0.06%), 1.96%, 07/06/20(b)		7,500	7,500,612

Security		Par (000)	Value

Commercial Paper (continued)
Macquarie Bank Ltd., (LIBOR USD 1 Month + 0.25%), 1.94%, 07/08/20(b)	USD	2,000	$2,001,234
MetLife Short Term Funding LLC, 1.70%, 06/08/20(c)		5,000	4,970,097
MUFG Bank Ltd., 1.67%, 03/31/20(c)		2,500	2,493,167
National Australia Bank Ltd.(b):
(LIBOR USD 1 Month + 0.17%), 1.95%, 04/01/20		5,000	4,999,285
(LIBOR USD 1 Month + 0.23%), 1.89%, 08/20/20		5,000	5,003,246
Nordea Bank Abp, 1.71%, 04/29/20(c)		2,000	1,991,698
Pricoa Short Term Funding LLC, 1.65%, 02/14/20(c)		4,000	3,997,471
Province of Ontario Canada, 1.58%, 02/07/20(c)		1,100	1,099,666
Royal Bank of Canada(b):
(LIBOR USD 1 Month + 0.18%), 1.96%, 05/01/20		4,000	4,000,826
(SOFR + 0.31%), 1.89%, 08/17/20		2,500	2,499,811
(SOFR + 0.40%), 1.98%, 09/29/20		13,000	13,002,421
Santander UK plc, 1.66%, 03/02/20(c)		17,500	17,475,392
Societe Generale SA, 1.64%, 03/11/20(c)		4,075	4,067,697
Starbird Funding Corp., 1.60%, 02/03/20(c)		2,030	2,029,734
Toyota Motor Corp., (LIBOR USD 1 Month + 0.17%), 1.90%, 02/27/20(b)		4,000	4,000,455
UBS AG, 1.77%, 01/25/21(c)		2,400	2,358,720
Walt Disney Co. (The), 1.63%, 04/20/20(c)		10,000	9,964,511

Total Commercial Paper — 32.6% (Cost: $323,769,006)			323,859,608

Time Deposits — 4.3%
Credit Agricole Corporate and Investment Bank SA, 1.57%, 02/03/20		20,034	20,034,000
Mizuho Bank Ltd., 1.60%, 02/03/20		13,000	13,000,000
Royal Bank of Canada, 1.57%, 02/03/20		10,000	10,000,000

Total Time Deposits — 4.3% (Cost: $43,034,000)			43,034,000

Total Repurchase Agreements — 30.2% (Cost: $301,000,000)			301,000,000

Total Investments — 98.6% (Cost: $981,345,858)(e)			981,596,581

Other Assets Less Liabilities — 1.4%			13,464,553

Net Assets — 100.0%			$995,061,134

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)	Rates are the current rate or a range of current rates as of period end.
(d)	Issuer is a U.S. branch of a foreign domiciled bank.
(e)	Cost for U.S. federal income tax purposes.

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Liquid Environmentally Aware Fund

Repurchase Agreements

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Bank of America Securities, Inc.	1.59%	01/31/20	02/03/20	$130,000	$130,000	$ 130,017,225	U.S. Government Sponsored Agency Obligations, 3.50% to 4.00%, due 02/20/49 to 08/20/49	$ 138,790,059	$ 132,600,000

BMO Capital Markets Corp.	1.59	01/31/20	02/03/20	20,000	20,000	20,002,650	U.S. Government Sponsored Agency Obligations, 1.91% to 5.00%, due 01/16/30 to 07/20/67	454,806,204	21,051,926

Citigroup Global Markets, Inc.	1.59	01/31/20	02/03/20	50,000	50,000	50,006,625	U.S. Government Sponsored Agency Obligations, 3.00% to 7.00%, due 09/15/27 to 10/01/69	76,011,714	51,000,000

JP Morgan Securities LLC	1.57	01/31/20	02/03/20	38,000	38,000	38,004,972	U.S. Treasury Obligations, 0.00% to 5.00%, due 03/26/20 to 11/15/49	36,218,200	38,760,002
	1.59	01/31/20	02/03/20	63,000	63,000	63,008,347	U.S. Government Sponsored Agency Obligations, 3.00% to 6.50%, due 09/20/33 to 12/20/49	247,661,035	64,260,000

Total JP Morgan Securities LLC					$101,000				$ 103,020,002

					$301,000				$ 307,671,928

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities (a)	$—	$981,596,581	$—	$981,596,581

(a)	See above Schedule of Investments for values in each security type.

See notes to financial statements.

8	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities  (unaudited)

January 31, 2020

BlackRock Liquid Environmentally Aware Fund

ASSETS
Investments at value — unaffiliated (cost — $680,345,858)	$680,596,581
Cash	13,019,205
Repurchase agreements at value (cost — $301,000,000)	301,000,000
Receivables:
Interest — unaffiliated	967,271
From the Manager	49,809
Deferred offering costs	86,161
Prepaid expenses	24,412

Total assets	995,743,439

LIABILITIES
Payables:
Administration fees	47,638
Income dividend distributions	488,973
Investment advisory fees	50,352
Trustees’ and Officer’s fees	1,422
Professional fees	51,637
Service fees	53
Other accrued expenses	42,230

Total liabilities	682,305

NET ASSETS	$995,061,134

NET ASSETS CONSIST OF
Paid-in capital	$994,768,832
Accumulated earnings	292,302

NET ASSETS	$995,061,134

NET ASSET VALUE
Institutional — Based on net assets of $166,081,161 and 166,017,862 shares outstanding, unlimited number of shares authorized, $0.001 par value	$1.0004

Direct — Based on net assets of $828,726,826 and 828,403,710 shares outstanding, unlimited number of shares authorized, $0.001 par value	$1.0004

Investor A — Based on net assets of $253,147 and 253,048 shares outstanding, unlimited number of shares authorized, $0.001 par value	$1.0004

See notes to financial statements.

FINANCIAL STATEMENTS	9

Statement of Operations  (unaudited)

Six Months Ended January 31, 2020

BlackRock Liquid Environmentally Aware Fund

INVESTMENT INCOME
Interest — unaffiliated	$7,076,580

Total investment income	7,076,580

EXPENSES
Investment advisory	363,037
Administration — class specific	207,444
Offering	120,518
Professional	33,671
Registration	28,031
Accounting services	22,375
Custodian	8,771
Printing	8,238
Trustees and Officer	5,481
Service — class specific	318
Transfer agent — class specific	50
Miscellaneous	9,252

Total expenses	807,186
Less:
Fees waived and/or reimbursed by the Manager	(381,554)
Transfer agent fees waived and/or reimbursed — class specific	(50)

Total expenses after fees waived and/or reimbursed	425,582

Net investment income	6,650,998

REALIZED AND UNREALIZED GAIN
Net realized gain from investments	8,910
Net change in unrealized appreciation on investments	217,987

Net realized and unrealized gain	226,897

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,877,895

See notes to financial statements.

10	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	BlackRock Liquid Environmentally Aware Fund
	Six Months Ended 01/31/20 (unaudited)	Period from 04/08/19(a) to 07/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$6,650,998	$2,676,698
Net realized gain	8,910	15,347
Net change in unrealized appreciation (depreciation)	217,987	32,736

Net increase in net assets resulting from operations	6,877,895	2,724,781

DISTRIBUTIONS TO SHAREHOLDERS (b)
Institutional	(1,095,311)	(423,244)
Direct	(5,554,594)	(2,251,811)
Investor A	(1,991)	(1,643)

Decrease in net assets resulting from distributions to shareholders	(6,651,896)	(2,676,698)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	594,905,059	399,881,993

NET ASSETS
Total increase in net assets	595,131,058	399,930,076
Beginning of period	399,930,076	—

End of period	$995,061,134	$399,930,076

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	11

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Liquid Environmentally Aware Fund
	Institutional
	Six Months Ended 01/31/20 (unaudited)	Period from 04/08/19 (a) to 07/31/19

Net asset value, beginning of period	$1.0001	$1.0000

Net investment income (b)	0.0089	0.0072
Net realized and unrealized gain	0.0005	0.0002

Net increase from investment operations	0.0094	0.0074

Distributions from net investment income (c)	(0.0091)	(0.0073)

Net asset value, end of period	$1.0004	$1.0001

Total Return (d)
Based on net asset value	0.95%(e)	0.75%(e)

Ratios to Average Net Assets
Total expenses	0.29%(f)(g)	0.30%(g)(h)

Total expenses after fees waived and/or reimbursed	0.20%(g)	0.19%(g)

Net investment income	1.77%(g)	2.30%(g)

Supplemental Data
Net assets, end of period (000)	$166,081	$65,788

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Audit and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.31%.
(g)	Annualized.
(h)	Audit and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.37%.

See notes to financial statements.

12	2026 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Liquid Environmentally Aware Fund
	Direct
	Six Months Ended 01/31/20 (unaudited)	Period from 04/08/19 (a) to 07/31/19

Net asset value, beginning of period	$1.0001	$1.0000

Net investment income (b)	0.0093	0.0076
Net realized and unrealized gain	0.0007	0.0001

Net increase from investment operations	0.0100	0.0077

Distributions from net investment income (c)	(0.0097)	(0.0076)

Net asset value, end of period	$1.0004	$1.0001

Total Return (d)
Based on net asset value	1.00%(e)	0.78%(e)

Ratios to Average Net Assets
Total expenses	0.19%(f)(g)	0.22%(g)(h)

Total expenses after fees waived and/or reimbursed	0.10%(g)	0.09%(g)

Net investment income	1.85%(g)	2.45%(g)

Supplemental Data
Net assets, end of period (000)	$828,727	$333,890

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Audit and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.21%.
(g)	Annualized.
(h)	Audit and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.29%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	13

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Liquid Environmentally Aware Fund
	Investor A
	Six Months Ended 01/31/20 (unaudited)	Period from 04/08/19 (a) to 07/31/19

Net asset value, beginning of period	$1.0001	$1.0000

Net investment income (b)	0.0079	0.0066
Net realized and unrealized gain	0.0003	0.0001

Net increase from investment operations	0.0082	0.0067

Distributions from net investment income (c)	(0.0079)	(0.0066)

Net asset value, end of period	$1.0004	$1.0001

Total Return (d)
Based on net asset value	0.82%(e)	0.67%(e)

Ratios to Average Net Assets
Total expenses	0.55%(f)(g)	0.58%(g)(h)

Total expenses after fees waived and/or reimbursed	0.45%(g)	0.44%(g)

Net investment income	1.57%(g)	2.10%(g)

Supplemental Data
Net assets, end of period (000)	$253	$252

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Audit and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.58%.
(g)	Annualized.
(h)	Audit and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.65%.

See notes to financial statements.

14	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock Liquid Environmentally Aware Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold only to certain eligible investors. Direct Shares are generally only available to investors on eligible electronic platforms. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional Shares	No	No		None
Direct Shares	No	No		None
Investor A Shares	No	No	(a)	None

(a)

Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) upon redemption of shares received in an exchange transaction for Investor A Shares of a fund advised by the Manager (defined below) or its affiliates where no initial sales charge was paid at the time of purchase of such fund.

The Fund prices and transacts its shares at a NAV per share calculated to four decimal places, reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV).

With respect to the Fund, the Board is permitted to impose a liquidity fee of up to 2% of the value of shares redeemed or temporarily restrict redemptions from the Fund for up to 10 business days during a 90 day period, in the event that the Fund’s weekly liquid assets fall below certain thresholds.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Liquidity Fees: Any liquidity fees imposed on the value of shares redeemed in the event that the Fund’s weekly liquid assets fall below certain thresholds are recorded as paid-in-capital. The liquidity fees are collected and retained by the Fund for the benefit of the Fund’s remaining shareholders.

Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

NOTES TO FINANCIAL STATEMENTS	15

Notes to Financial Statements  (unaudited) (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Investments are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

•

Fixed-income securities for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third party custodian maintains accounts to hold collateral for the fund and its counterparties. Typically, the fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively.

In the event the counterparty defaults and the fair value of the collateral declines, the fund could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by the fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.10% of the average daily value of the Fund’s net assets.

Service Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets attributable to Investor A Shares.

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.

16	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

For the six months ended January 31, 2020, the class specific service fees borne directly by Investor A Shares were $318.

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager charges each of the share classes an administration fee, which is shown as administration - class specific in the Statement of Operations, at an annual rate of 0.14% of the average daily net assets for the Institutional Shares and Investor A Shares of the Fund and 0.04% of average daily net assets for the Direct Shares of the Fund.

For the six months ended January 31, 2020, the following table shows the class specific administration fees borne directly by each share class of the Fund:

Institutional	$ 86,940
Direct	120,326
Investor A	178
$ 207,444

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended January 31, 2020, the Fund did not pay any amounts to affiliates in return for these services.

For the six months ended January 31, 2020, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

Institutional	$26
Direct	11
Investor A	13
$50

Expense Limitations, Waivers, and Reimbursements: The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are 0.00% for the Institutional, Investor A and Direct Shares.

The Manager has agreed not to reduce or discontinue these contractual expense limitations through November 30, 2030, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended January 31, 2020, the Manager waived and/or reimbursed $236,337, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.

These amounts waived and/or reimbursed are included in transfer agent fees waived and/or reimbursed - class specific, in the Statement of Operations. For the six months ended January 31, 2020, class specific expense waivers and/or reimbursements are as follows:

Transfer Agent Fees Waived and/or Reimbursed
Institutional	$ 26
Direct	11
Investor A	13
$ 50

The Manager and BRIL have also voluntarily agreed to waive a portion of their respective investment advisory and service and distribution fees and/or reimburse operating expenses to enable the Fund to maintain minimum levels of daily net investment income if applicable. These amounts, if any, are reported in the Statement of Operations as fees waived and/or reimbursed by the Manager and transfer agent fees waived and/or reimbursed — class specific. The Manager and BRIL may discontinue the waiver and/ or reimbursement at any time. For the six months ended January 31, 2020, there were no fees waived and/or reimbursed by the Manager under this agreement.

Effective January 1, 2020, the Manager voluntarily agreed to waive a portion of the investment advisory fees. This voluntary waiver may be reduced or discontinued at any time. Pursuant to this voluntary waiver, the Fund waived $145,217, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended January 31, 2020, the Fund did not participate in the Interfund Lending Program.

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements  (unaudited) (continued)

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.

6.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for the year ended July 31, 2019.

Management has analyzed tax laws and regulations and their application to the Fund as of January 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

7.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and has now been detected internationally. This coronavirus has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of epidemics and pandemics such as the coronavirus, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. The impact of the outbreak may be short term or may last for an extended period of time.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

18	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

8.	CAPITAL SHARE TRANSACTIONS

The number of shares sold, reinvested and redeemed for the Fund were transacted at each class’ floating NAV per share calculated to four decimal places.

Transactions in capital shares for each class were as follows:

	Six Months Ended 01/31/20		Period from 04/08/19(a) to 07/31/19
	Shares	Amount	Shares	Amount
Institutional
Shares sold	121,031,317	$121,050,025	165,742,682	$165,750,997
Shares issued in reinvestment of distributions	865,679	865,909	40,126	40,130
Shares redeemed	(21,660,648)	(21,664,988)	(100,001,294)	(100,023,517)
Net increase	100,236,348	$100,250,946	65,781,514	$65,767,610
Direct
Shares sold	530,900,004	$531,009,085	339,652,733	$339,662,021
Shares issued in reinvestment of distributions	2,831,969	2,832,737	281,716	281,751
Shares redeemed	(39,180,675)	(39,189,114)	(6,082,037)	(6,081,031)
Net increase	494,551,298	$494,652,708	333,852,412	$333,862,741
Investor A
Shares sold	—	$—	250,000	$249,999
Shares issued in reinvestment of distributions	1,405	1,405	1,643	1,643
Net increase	1,405	$1,405	251,643	$251,642
Total Net Increase	594,789,051	$594,905,059	399,885,569	$399,881,993

(a)	Commencement of operations.

As of January 31, 2020, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:

Institutional	253,456
Direct	249,500,000
Investor A	253,048

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	19

Trustee and Officer Information

Mark Stalnecker, Chair of the Board and Trustee

Bruce R. Bond, Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Lena G. Goldberg, Trustee

Henry R. Keizer, Trustee

Cynthia A. Montgomery, Trustee

Donald C. Opatrny, Trustee

Joseph P. Platt, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Lisa Belle, Anti-Money Laundering Compliance Officer

Janey Ahn, Secretary

Effective September 19, 2019, Lisa Belle replaced John MacKessy as the Anti-Money Laundering Compliance Officer of the Trust.

Effective September 19, 2019, Janey Ahn replaced Benjamin Archibald as the Secretary of the Trust.

Effective December 31, 2019, Robert M. Hernandez retired as Trustee of the Trust.

Investment Adviser and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent

JPMorgan Chase Bank, N.A.

New York, NY 10179

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

JPMorgan Chase Bank, N.A.

New York, NY 10179

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

20	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. The Fund’s reports on Form N-MFP are available on the SEC’s website at sec.gov. The Fund makes portfolio holdings available to shareholders on its website at blackrock.com

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at blackrock.com; and (3) on the SEC’s website at sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

ADDITIONAL INFORMATION	21

Glossary of Terms Used in This Report

Currency

USD	United States Dollar

Portfolio Abbreviations

LIBOR	London Interbank Offered Rate

SOFR	Secured Overnight Financing Rate

22	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Want to know more?

blackrock.com    |    877-275-1255 (1-877-ASK-1BLK)

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund at any time. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

LEAF-1/20-SAR

JANUARY 31, 2020

2020 Semi-Annual Report (unaudited)

BlackRock FundsSM

•	BlackRock Total Factor Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7762 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the BlackRock website at blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

U.S. equities and bonds both delivered impressive returns over the last 12 months, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. Investors were further encouraged by the apparent cessation of trade hostilities between the United States and China late in 2019, although some of these gains were reversed in January 2020, as the spread of the coronavirus injected uncertainty into markets.

Returns for most securities were particularly strong in the second half of the reporting period, as investors began to realize that the U.S. economy was maintaining the modest yet steady growth that has characterized this economic cycle. In the United States, large-cap stocks led the broader market, while small-cap equities still posted healthy returns. Emerging market stocks, however, were constrained by coronavirus fears, losing most of their gains near the end of the reporting period.

Fixed-income securities played an important role in diversified portfolios by delivering strong returns amid economic uncertainty, as interest rates declined (and bond prices rose). Long-term bonds, particularly long-term Treasuries, generally posted the strongest returns, as inflation remained low despite an uptick late in the reporting period. Investment-grade and high-yield corporate bonds also posted solid returns, as the credit fundamentals in corporate markets remained relatively solid.

Continuing the shift toward looser monetary policy that began in early 2019, the U.S. Federal Reserve (the “Fed”) increased efforts to stimulate economic activity. The Fed reduced interest rates three times during the reporting period, from July 2019 to October 2019. In December 2019, the Fed further reassured markets by indicating that it is unlikely to reverse course and tighten monetary policy in the near future. Following in the Fed’s footsteps, the European Central Bank announced aggressive economic stimulus measures, including lower interest rates and the return of its bond purchasing program. The Bank of Japan continued its accommodative monetary policy, while China committed to looser credit conditions and an increase in fiscal spending.

The outpouring of global economic stimulus led to a sharp rally in risk assets throughout the world despite the headwind of rising geopolitical and trade tensions. Hopes continued to remain high as the current economic expansion became the longest in U.S. history.

Looking ahead, we believe there are reasons to remain cautious about the U.S. economy, most notably the uncertainty around the duration of the impact of the coronavirus-driven economic contraction, the U.S. presidential election and future earnings growth. At this time we are watching the developments around the world very closely to assess the full extent of the risks of economic disruption that could result from the global pandemic. Corporate earnings underperformed in 2019, but action by the Fed led to outstanding equity returns. With the future of monetary policy and consumer behaviors uncertain, earnings deterioration could act as a drag on equities.

Overall, we favor moderately increasing investment risk to benefit from expected growth. We are neutral on U.S. equities, but we favor emerging market and Japanese equities, which could benefit from an uptick in global trade and investment. Increasing cyclical exposure through value-style investing and maintaining a meaningful emphasis on high-quality companies through quality factors also makes sense for diversified investors. In fixed income, extremely low yields and inflation risk limit the effectiveness of many bond classes as a counterweight in portfolios. We favor higher-yielding bonds from emerging markets, where central banks have more room for further accommodation, while strategically using U.S. Treasuries as stabilizers.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2020
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	9.31%	21.68%
U.S. small cap equities (Russell 2000® Index)	3.26	9.21
International equities (MSCI Europe, Australasia, Far East Index)	6.12	12.10
Emerging market equities (MSCI Emerging Markets Index)	3.36	3.81
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	0.98	2.22
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	5.13	12.15
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	4.20	9.64
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.08	8.21
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	3.43	9.40
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of January 31, 2020	BlackRock Total Factor Fund

Investment Objective

BlackRock Total Factor Fund’s (the “Fund”) investment objective is to seek total return.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended January 31, 2020, the Fund underperformed its reference benchmark, a blend of 60% MSCI World Index Hedged USD Net/40% Bloomberg Barclays U.S. Aggregate Bond Index. For the same period, the Fund also underperformed its secondary benchmark, the ICE BofAML 3-Month U.S. Treasury Bill Index.

What factors influenced performance?

The Fund utilizes a factor investing approach in order to provide a diversified engine for growth. The Fund targets multiple return drivers, or factors, across many asset classes and geographies. By leveraging a long/short implementation framework, the strategy seeks to isolate broad and persistent sources of returns, while maintaining a low correlation to equity and fixed-income markets and being designed to be resilient to market shocks and drawdowns.

The long/short single-name equity component was the primary detractor from the Fund’s relative performance, as the momentum and quality factors weighed on results. In the third quarter of 2019, momentum strategies pared their gains from the first half of the year in conjunction with an unwind in the broader bond market. Quality strategies have been susceptible to geopolitical tensions due to the factor’s preference for companies with globally diversified supply chains. The combination of those tensions and a “junk firm” rally tied to the Phase 1 trade deal between the United States and China moved against the factor.

Within the long/short style factor component, the Fund’s positioning within currencies and commodities were substantial contributors to performance. Within currencies, continued geopolitical flare-ups resulted in a widening set of investment opportunities, particularly in emerging market foreign exchange. The value, momentum, and carry strategies were all able to take advantage of these favorable conditions. In commodities, value strategies were the primary drivers of returns, as the model was able to find price dislocations within the energy sector. From a factor perspective, value strategies were the top performers across the majority of asset classes in the long/short space, while low volatility equity strategies provided strong returns for a second straight year. Finally, the Fund’s risk parity component added significantly to performance, as the three targeted factors — real rates, inflation and economic growth — all delivered positive returns. Oscillating geopolitical tensions created a conducive environment for pro-cyclical and defensive exposures.

The Fund routinely holds derivatives including futures, swaps, and currency forwards to gain exposure to single name stocks, global bonds, currencies, commodities, and equity market indices in a cost-efficient and capital-efficient manner. Additionally, some of the Fund’s currency forwards are held as a means to protect against unintended exposure to foreign currency risk. Over the period, the Fund’s use of derivatives had a negative impact on Fund performance.

The Fund holds large unencumbered cash positions to meet collateral calls on derivative positions. The cash balance did not have a material impact on performance during the period.

Describe recent portfolio activity.

The majority of the portfolio’s risk budget remained unchanged from the start of the period. The Fund is currently positioned slightly more defensively within single name equities as quality and low volatility have received a marginally higher allocation than value and momentum. Outside of single name equities, the portfolio remains slightly tilted toward momentum strategies and has a strategic exposure to economic growth surprises.

Describe portfolio positioning at period end.

The Fund continued to seek to deliver positive absolute returns by balancing risks among equities, bonds, commodities, currencies and diversifying strategies. At the end of the period, the Fund favored developed market equities to those of emerging markets but favored emerging market currencies over those of developed markets. Within the long/short rates component, the Fund favored U.S. and U.K. duration (and corresponding sensitivity to interest rates), funded by short positions to Australia and Canada. The long/short commodities component was effectively neutral within energy and maintained a slight net long position in precious metals.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of January 31, 2020 (continued)	BlackRock Total Factor Fund

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments	(a)
Foreign Government Obligations	87%
U.S. Treasury Obligations	13

(a)	Total Investments exclude short-term securities.

PORTFOLIO HOLDINGS

Security	Percent of Total Investments	(a)
Republic of France	33%
Commonwealth of Australia	17
U.K. Treasury Inflation Linked Bonds	14
Canadian Government Bond	14
Federal Republic of Germany	9
U.S. Treasury Inflation Linked Notes	9
U.S. Treasury Inflation Linked Bonds	4

(a)	Total Investments exclude short-term securities.

Performance Summary for the Period Ended January 31, 2020

		Average Annual Total Returns (a)(b)
		1 Year		5 Years		Since Inception (c)
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	0.19%	7.24%	N/A	3.73%	N/A	3.78%	N/A
Investor A	0.09	6.94	1.32%	3.47	2.36%	3.53	2.74%
Investor C	(0.30)	6.24	5.24	2.71	2.71	2.75	2.75
Class K	0.21	7.36	N/A	3.77	N/A	3.81	N/A
60% MSCI World Index Hedged USD Net/40% Bloomberg Barclays U.S. Aggregate Bond Index(d)	6.51	15.60	N/A	7.26	N/A	8.52	N/A
MSCI World Index Hedged USD Net(e)	7.97	19.38	N/A	9.87	N/A	12.12	N/A
Bloomberg Barclays U.S. Aggregate Bond Index(f)	4.20	9.64	N/A	3.01	N/A	2.94	N/A
ICE BofAML 3-Month U.S. Treasury Bill Index(g)	0.98	2.22	N/A	1.10	N/A	0.79	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund seeks to achieve its investment objective by investing in a broad range of global asset classes, such as equity securities (which may include derivative instruments that are tied economically to equity securities), fixed and floating rate debt instruments, derivatives, other investment companies, including exchange-traded funds (“ETFs”), real estate investment trusts (“REITs”) and commodity-related instruments. The Fund’s total returns prior to February 3, 2017 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Strategic Risk Allocation Fund”.

(c)	The Fund commenced operations on December 27, 2012.
(d)	This customized weighted index is comprised of the returns of the MSCI World Index Hedged USD Net (60%) and the Bloomberg Barclays U.S. Aggregate Bond Index (40%).
(e)

Represents a close estimation of the performance that can be achieved by hedging the currency exposures of its parent index, the MSCI World Index, to the U.S. Dollar (“USD”), the “home” currency for the hedged index. The index is 100% hedged to the USD by selling each foreign currency forward at the one-month forward weight. The parent index is composed of large and midcap stocks across 23 developed market countries and its local performance is calculated in 13 different currencies, including the Euro.

(f)

A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes U.S. Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

(g)	An unmanaged index that tracks 3-month U.S. Treasury securities.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical (a)
	Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period (b)	Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period (b)	Annualized Expense Ratio
Institutional	$1,000.00	$1,001.90	$2.77	$1,000.00	$1,022.37	$2.80	0.55%
Investor A	1,000.00	1,000.90	4.02	1,000.00	1,021.11	4.06	0.80
Investor C	1,000.00	997.00	7.78	1,000.00	1,017.34	7.86	1.55
Class K	1,000.00	1,002.10	2.52	1,000.00	1,022.62	2.54	0.50

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown)

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

FUND SUMMARY	5

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the Class K Shares inception date of February 3, 2017 is that of Institutional Shares. The performance of the Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These Shares automatically convert to Investor A Shares after approximately ten years.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares. Figures shown in the performance tables on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. With respect to the Fund’s contractual waivers, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 6 of the Notes to Consolidated Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example on the previous page (which is based on a hypothetical investment of $1,000 invested on August 1, 2019 and held through January 31, 2020) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical example that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Consolidated Financial Statements.

6	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) January 31, 2020	BlackRock Total Factor Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Foreign Government Obligations — 15.4%

Australia — 3.1%
Commonwealth of Australia:
1.25%, 02/21/22	AUD	3,001	$2,096,797
3.00%, 09/20/25		3,589	2,907,384
0.75%, 11/21/27		1,981	1,461,171
2.50%, 09/20/30		2,256	1,993,081
2.00%, 08/21/35		1,688	1,531,502
1.25%, 08/21/40		1,456	1,249,633
1.00%, 02/21/50		1,497	1,315,767

			12,555,335

Canada — 2.4%
Canadian Government Bond:
6.97%, 12/01/21	CAD	1,310	1,063,611
6.59%, 12/01/26		1,258	1,228,251
4.00%, 12/01/31		1,336	1,486,352
3.97%, 12/01/36		1,195	1,336,644
2.45%, 12/01/41		1,239	1,308,217
1.77%, 12/01/44		1,402	1,408,282
1.38%, 12/01/47		1,314	1,304,101
0.52%, 12/01/50		1,003	858,760

			9,994,218

France — 5.8%
Republic of France:
0.10%, 03/01/21	EUR	598	673,737
0.10%, 07/25/21		802	908,628
1.10%, 07/25/22		1,978	2,343,443
2.10%, 07/25/23		1,810	2,252,784
0.25%, 07/25/24		1,672	2,005,580
0.10%, 03/01/25		960	1,140,616
1.85%, 07/25/27		2,078	2,891,594
0.10%, 03/01/28		990	1,215,942
0.10%, 03/01/29		523	655,071
4.42%, 07/25/29		1,049	1,705,815
0.70%, 07/25/30(a)		1,249	1,683,756
4.08%, 07/25/32		1,202	2,113,944
0.10%, 07/25/36(a)		514	683,001
2.16%, 07/25/40(a)		1,256	2,262,435
0.10%, 07/25/47(a)		868	1,237,206

			23,773,552

Germany — 1.7%
Federal Republic of Germany:
0.10%, 04/15/23		1,569	1,821,683
0.10%, 04/15/26		1,509	1,842,614
0.50%, 04/15/30		1,397	1,877,797
0.10%, 04/15/46		826	1,308,636

			6,850,730

United Kingdom — 2.4%
U.K. Treasury Inflation Linked Bonds:
1.88%, 11/22/22	GBP	205	305,393
0.13%, 03/22/24		220	323,274
2.50%, 07/17/24		215	345,606
0.13%, 03/22/26		140	217,603
1.25%, 11/22/27		213	375,957
0.13%, 08/10/28		110	183,170
0.13%, 03/22/29		213	360,333
4.13%, 07/22/30		97	228,312
1.25%, 11/22/32		166	343,693
0.75%, 03/22/34		168	339,427

Security		Par (000)	Value

United Kingdom (continued)
2.00%, 01/26/35	GBP	193	$447,718
0.13%, 11/22/36		118	232,067
1.13%, 11/22/37		195	450,904
0.63%, 03/22/40		209	471,541
0.13%, 08/10/41		101	215,294
0.63%, 11/22/42		177	421,959
0.13%, 03/22/44		217	483,127
0.13%, 03/22/46		141	322,428
0.75%, 11/22/47		170	456,366
0.13%, 08/10/48		110	261,594
0.50%, 03/22/50		177	471,877
0.25%, 03/22/52		154	404,861
1.25%, 11/22/55		160	560,699
0.13%, 11/22/56		68	187,356
0.13%, 03/22/58		129	361,497
0.38%, 03/22/62		159	508,184
0.13%, 11/22/65		84	267,858
0.13%, 03/22/68		152	514,376

			10,062,474

Total Foreign Government Obligations — 15.4% (Cost: $61,562,220)			63,236,309

U.S. Treasury Obligations — 2.3%
U.S. Treasury Inflation Linked Bonds:
2.38%, 01/15/25 - 01/15/27	USD	351	402,299
2.00%, 01/15/26		150	169,356
1.75%, 01/15/28		110	126,963
3.63%, 04/15/28		154	201,269
2.50%, 01/15/29		216	266,176
3.88%, 04/15/29		177	241,259
3.38%, 04/15/32		42	59,667
2.13%, 02/15/40 - 02/15/41		316	437,054
0.75%, 02/15/42 - 02/15/45		343	380,447
0.63%, 02/15/43		149	160,409
1.38%, 02/15/44		147	184,135
1.00%, 02/15/46 - 02/15/49		386	459,529
0.88%, 02/15/47		115	132,712
U.S. Treasury Inflation Linked Notes:
1.13%, 01/15/21		249	251,108
0.13%, 04/15/21 - 07/15/26		2,597	2,623,068
0.63%, 07/15/21 - 01/15/26		1,083	1,113,229
0.38%, 07/15/23 - 07/15/27		979	1,012,360
0.50%, 04/15/24 - 01/15/28		425	442,476
0.25%, 01/15/25 - 07/15/29		502	517,043
0.75%, 07/15/28		229	246,433
0.88%, 01/15/29		213	232,058

Total U.S. Treasury Obligations — 2.3% (Cost: $9,296,003)			9,659,050

Total Long-Term Investments — 17.7% (Cost: $70,858,223)			72,895,359

		Shares

Short-Term Securities — 69.8%

Money Market Funds — 3.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.48%(b)*		12,710,094	12,710,094

Total Money Market Funds — 3.1% (Cost: $12,710,094)			12,710,094

CONSOLIDATED SCHEDULE OF INVESTMENTS	7

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Total Factor Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

U.S. Treasury Obligations — 66.7%
U.S. Treasury Bills(c):
1.73%, 07/16/20	USD	66,000	$65,550,879
1.84%, 06/18/20		55,000	54,687,987
1.90%, 02/27/20		51,000	50,950,105
1.98%, 03/26/20		55,500	55,378,648

Security		Par (000)	Value

U.S. Treasury Obligations (continued)
2.10%, 05/21/20	USD	48,000	$47,780,136

Total U.S. Treasury Obligations — 66.7% (Cost: $274,065,847)			274,347,755

Total Short-Term Securities — 69.8% (Cost: $286,775,941)			287,057,849

Total Investments — 87.5% (Cost: $357,634,164)			359,953,208

Other Assets Less Liabilities — 12.5%			51,365,200

Net Assets — 100.0%			$411,318,408

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Annualized 7-day yield as of period end.
(c)	Rates are discount rates or a range of discount rates as of period end.
*

During the six months ended January 31, 2020, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	13,562,162	(852,068)	12,710,094	$12,710,094	$132,559	$31	$—

(a)	Includes net capital gain distributions, if applicable.

8	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Total Factor Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
AEX Index	292	02/21/20	$38,074	$(1,193,013)
CAC 40 10 Euro Index	611	02/21/20	39,330	(1,522,894)
IBEX 35 Index	190	02/21/20	19,760	(297,181)
Hang Seng China Enterprises Index	176	02/27/20	11,614	(423,720)
Hang Seng Index	11	02/27/20	1,858	(31,459)
Brent Crude Oil(a)	218	02/28/20	12,343	(1,467,288)
RBOB Gasoline(a)	371	02/28/20	23,437	(769,590)
Euro-Bund	590	03/06/20	114,536	1,978,797
TOPIX Index	32	03/12/20	4,959	(80,661)
SPI 200 Index	236	03/19/20	27,465	686,181
DAX Index	7	03/20/20	2,522	(38,525)
FTSE/MIB Index	42	03/20/20	5,408	(84,659)
U.S. Treasury 10 Year Note	1,527	03/20/20	201,039	3,787,524
100 oz Gold(a)	57	03/27/20	9,034	101,552
Long Gilt	1,103	03/27/20	196,542	3,021,017
Silver(a)	72	03/27/20	6,484	346,918

				4,012,999

Short Contracts
WTI Crude Oil(a)	177	02/20/20	9,126	982,300
OMXS30 Index	14	02/21/20	260	1,904
Natural Gas(a)	80	02/26/20	1,473	25,450
SGX NIFTY 50 Index	1,380	02/27/20	33,084	493,223
Low Sulphur Gasoil(a)	174	03/12/20	8,744	12,603
Australia 10 Year Bond	1,463	03/16/20	144,830	(2,110,621)
S&P/TSX 60 Index	158	03/19/20	24,630	161,411
Canada 10 Year Bond	1,352	03/20/20	145,242	(2,988,317)
FTSE 100 Index	202	03/20/20	19,252	645,188
S&P 500 E-Mini Index	117	03/20/20	18,860	(285,436)

				(3,062,295)

				$950,704

(a)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.

Forward Foreign Currency Exchange Contracts

Currency Purchased			Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	942,000	(a)	USD	965,932	Morgan Stanley & Co. International plc	03/18/20	$15,014
EUR	863,000	(a)	USD	954,033	Morgan Stanley & Co. International plc	03/18/20	5,622
GBP	6,477,994	(a)	USD	8,495,429	Morgan Stanley & Co. International plc	03/18/20	68,654
INR	141,877,000	(a)	USD	1,957,950	Barclays Bank plc	03/18/20	13,450
JPY	1,008,506,000	(a)	USD	9,248,905	Morgan Stanley & Co. International plc	03/18/20	80,222
MXN	747,220,000	(a)	USD	38,305,190	Morgan Stanley & Co. International plc	03/18/20	989,541
RUB	1,777,190,000	(a)	USD	27,556,922	Bank of America NA	03/18/20	113,352
SEK	5,740,000		USD	595,732	JPMorgan Chase Bank NA	03/18/20	1,735
USD	62,370,190	(a)	AUD	90,440,062	Morgan Stanley & Co. International plc	03/18/20	1,781,890
USD	25,490,117	(a)	BRL	107,163,000	Bank of America NA	03/18/20	524,463
USD	3,018,863	(a)	BRL	12,403,000	Barclays Bank plc	03/18/20	129,349
USD	4,161,549	(a)	BRL	16,967,000	Deutsche Bank AG	03/18/20	208,764
USD	5,148,646	(a)	BRL	20,706,000	JPMorgan Chase Bank NA	03/18/20	324,790
USD	9,017,050	(a)	BRL	38,080,000	Morgan Stanley & Co. International plc	03/18/20	145,591
USD	8,975,889	(a)	CAD	11,755,000	Morgan Stanley & Co. International plc	03/18/20	93,809
USD	36,285,253	(a)	EUR	32,465,335	Morgan Stanley & Co. International plc	03/18/20	183,820
USD	2,117,866	(a)	GBP	1,601,000	Morgan Stanley & Co. International plc	03/18/20	1,302
USD	2,547,074	(a)	JPY	275,104,000	Morgan Stanley & Co. International plc	03/18/20	2,241

CONSOLIDATED SCHEDULE OF INVESTMENTS	9

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Total Factor Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased			Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	659,646	(a)	KRW	766,172,000	Bank of America NA	03/18/20	$18,713
USD	46,028,815	(a)	KRW	54,642,187,000	Barclays Bank plc	03/18/20	318,494
USD	7,726,097	(a)	KRW	9,034,013,000	BNP Paribas SA	03/18/20	168,792
USD	4,106,948	(a)	KRW	4,888,665,000	Deutsche Bank AG	03/18/20	17,390
USD	1,225,583	(a)	KRW	1,418,392,000	HSBC Bank plc	03/18/20	39,043
USD	697,609	(a)	KRW	815,582,000	JPMorgan Chase Bank NA	03/18/20	15,343
USD	5,155,996	(a)	KRW	5,945,859,000	Morgan Stanley & Co. International plc	03/18/20	182,054
USD	1,939,921	(a)	MXN	36,487,000	Morgan Stanley & Co. International plc	03/18/20	21,146
USD	246,562	(a)	NOK	2,251,000	Morgan Stanley & Co. International plc	03/18/20	1,792
USD	12,974,303	(a)	NZD	19,579,000	Morgan Stanley & Co. International plc	03/18/20	311,473
USD	535,798		SEK	5,038,000	Citibank NA	03/18/20	11,401
USD	1,178,169		SEK	11,150,000	JPMorgan Chase Bank NA	03/18/20	17,584
USD	288,722	(a)	SEK	2,723,468	Morgan Stanley & Co. International plc	03/18/20	5,241
USD	231,109	(a)	SGD	314,000	Morgan Stanley & Co. International plc	03/18/20	981
USD	1,644,695	(a)	TWD	49,180,000	Bank of America NA	03/18/20	22,391
USD	27,495,536	(a)	TWD	831,769,000	HSBC Bank plc	03/18/20	57,912
USD	526,411	(a)	TWD	15,673,000	Morgan Stanley & Co. International plc	03/18/20	9,405

							5,902,764

AUD	12,796,000	(a)	USD	8,710,763	Morgan Stanley & Co. International plc	03/18/20	(138,368)
BRL	17,265,000	(a)	USD	4,209,436	Deutsche Bank AG	03/18/20	(187,226)
CAD	92,383,276	(a)	USD	70,427,282	Morgan Stanley & Co. International plc	03/18/20	(622,467)
EUR	5,736,000	(a)	USD	6,426,880	Morgan Stanley & Co. International plc	03/18/20	(48,452)
GBP	10,389,000	(a)	USD	13,901,845	Morgan Stanley & Co. International plc	03/18/20	(167,307)
INR	3,030,933,000	(a)	USD	42,116,765	Barclays Bank plc	03/18/20	(1,539)
INR	439,775,000	(a)	USD	6,147,551	HSBC Bank plc	03/18/20	(36,817)
INR	185,269,000	(a)	USD	2,583,587	JPMorgan Chase Bank NA	03/18/20	(9,249)
INR	579,727,000	(a)	USD	8,075,886	Morgan Stanley & Co. International plc	03/18/20	(20,500)
JPY	397,854,367	(a)	USD	3,686,298	Morgan Stanley & Co. International plc	03/18/20	(5,969)
NZD	12,984,000	(a)	USD	8,550,518	Morgan Stanley & Co. International plc	03/18/20	(153,042)
RUB	33,549,900	(a)	USD	533,717	Bank of America NA	03/18/20	(11,355)
RUB	30,156,000	(a)	USD	477,039	Barclays Bank plc	03/18/20	(7,520)
RUB	200,486,699	(a)	USD	3,214,267	Deutsche Bank AG	03/18/20	(92,754)
RUB	588,861,402	(a)	USD	9,350,170	HSBC Bank plc	03/18/20	(181,788)
RUB	253,849,000	(a)	USD	4,059,648	Morgan Stanley & Co. International plc	03/18/20	(107,301)
TWD	155,244,000	(a)	USD	5,157,050	BNP Paribas SA	03/18/20	(36,005)
TWD	206,890,000	(a)	USD	6,940,715	Deutsche Bank AG	03/18/20	(116,020)
USD	767,533	(a)	CHF	752,000	Morgan Stanley & Co. International plc	03/18/20	(15,558)
USD	18,904,715	(a)	GBP	14,424,000	Morgan Stanley & Co. International plc	03/18/20	(164,203)
USD	1,100,647	(a)	HKD	8,589,000	Morgan Stanley & Co. International plc	03/18/20	(4,468)
USD	3,485,730	(a)	JPY	379,371,000	Morgan Stanley & Co. International plc	03/18/20	(23,619)
USD	4,568,100	(a)	MXN	87,630,000	Morgan Stanley & Co. International plc	03/18/20	(40,178)

							(2,191,705)

Net Unrealized Appreciation							$3,711,059

(a)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.33.V2	5.00%	Quarterly	12/20/24	B	USD	22,007	$1,978,364	$1,714,297	$264,067
ITRAXX.EUR. CROSSOVER.32.V1	5.00%	Quarterly	12/20/24	CCC+	EUR	20,023	2,847,368	2,889,054	(41,686)

							$4,825,732	$4,603,351	$222,381

10	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Total Factor Fund

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.

(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps

Reference Entity	Fixed Amount Paid / (Received) by the Fund (a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
BOVESPA Index Futures February 2020	BRL	(4,372,508)	Merrill Lynch International & Co.	02/12/20	BRL	4,373	$36,674	$—	$36,674
BOVESPA Index Futures February 2020	BRL	(1,965,428)	Merrill Lynch International & Co.	02/12/20	BRL	1,965	6,678	—	6,678
BOVESPA Index Futures February 2020	BRL	(7,611,852)	Merrill Lynch International & Co.	02/12/20	BRL	7,612	48,180	—	48,180
TAIEX Futures February 2020	TWD	1,292,430,101	Merrill Lynch International & Co.	02/19/20	TWD	1,292,430	(1,856,132)	—	(1,856,132)
TAIEX Futures February 2020	TWD	130,923,137	Merrill Lynch International & Co.	02/19/20	TWD	130,923	(233,636)	—	(233,636)
KOSPI 200 Index Futures March 2020	KRW	(9,626,174,250)	Merrill Lynch International & Co.	03/12/20	KRW	9,626,174	—	—	—
KOSPI 200 Index Futures March 2020	KRW	(9,914,518,250)	Merrill Lynch International & Co.	03/12/20	KRW	9,914,518	542,974	—	542,974
Swiss Market Index Futures March 2020	CHF	3,012,292	JPMorgan Chase Bank NA	03/20/20	CHF	3,012	(60,520)	—	(60,520)
Swiss Market Index Futures March 2020	CHF	19,575,616	JPMorgan Chase Bank NA	03/20/20	CHF	19,576	268,256	—	268,256
Swiss Market Index Futures March 2020	CHF	7,187,918	JPMorgan Chase Bank NA	03/20/20	CHF	7,188	—	—	—

							$(1,247,526)	$—	$(1,247,526)

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

OTC Total Return Swaps (a)

Reference Entity	Counterparty	Termination Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Bank of America NA	02/15/23	$21,496,535	$(2,006,743	)(b)	$19,414,405	108.4%
	Citibank NA	02/24/23 - 02/27/23	20,651,215	(2,793,272	)(c)	17,751,839	115.0%
	Credit Suisse International	02/13/20 - 02/08/23	19,191,010	(670,934	)(d)	18,438,394	114.6%
	Deutsche Bank AG	02/17/23	157,746	19,966	(e)	177,659	0.3%
	JPMorgan Chase Bank NA	02/08/23	109,662	44,109	(f)	132,490	0.4%

				$(5,406,874)		$55,914,787

(a)

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 0-300 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Association of Banks in Singapore SGD 1 Month

Association of Banks in Singapore Swap Offer Rate Fixing 1 Month

Association of Banks in Singapore Interbank Offer Rate Overnight

ASX Australian Bank Bill Short Term Rates 1 Month

Canada Bankers Acceptances 1 Month

Copenhagen Interbank Offered Rate:

    DKK 1 Day

    DKK 1 Week

    DKK 1 Month

EMMI EURO Overnight Index Average Rate

Euro Denominated LIBOR Rate 1 Month

Hong Kong Dollar HIBOR Fixings:

    HKD 1 Week

    HKD 1 Month

Intercontinental Exchange LIBOR:

    CHF 1 Week

CONSOLIDATED SCHEDULE OF INVESTMENTS	11

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Total Factor Fund

    CHF 1 Month

    EUR 1 Week

    EUR 1 Month

    GBP 1 Week

    GBP 1 Month

    JPY 1 Week

    JPY 1 Month

    USD 1 Week

    USD 1 Month

Norwegian Interbank Offered Rate:

    NOK 1 Week

    NOK 1 Month

    SGD 1 Month Deposit

Stockholm Interbank Offered Rate:

    SEK 1 Week

    SEK 1 Month

USD Overnight Bank Funding Rate

(b)	Amount includes $75,387 of net dividends and financing fees.
(c)	Amount includes $106,104 of net dividends and financing fees.
(d)	Amount includes $81,682 of net dividends and financing fees.
(e)	Amount includes $53 of net dividends and financing fees.
(f)	Amount includes $21,281 of net dividends and financing fees.

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Bank of America NA, as of January 31, 2020, expiration date 02/15/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Australia
AGL Energy Ltd.	23,442	$311,104	1.6%
Aristocrat Leisure Ltd.	6,490	154,781	0.8
ASX Ltd.	13,252	749,741	3.9
Aurizon Holdings Ltd.	519,195	1,861,057	9.6
BHP Group Ltd.	18,445	473,002	2.4
BHP Group plc	22,150	482,131	2.5
Cochlear Ltd.	750	119,450	0.6
Macquarie Group Ltd.	5,310	507,372	2.6
Newcrest Mining Ltd.	42,650	853,855	4.4
QBE Insurance Group Ltd.	3,790	34,501	0.2
Rio Tinto Ltd.	9,199	596,908	3.1
Rio Tinto plc	20,275	1,084,191	5.6
Santos Ltd.	6,930	39,774	0.2
South32 Ltd.	62,340	106,969	0.6
Suncorp Group Ltd.	53,090	453,530	2.3
Sydney Airport	19,130	106,403	0.5
Telstra Corp. Ltd.	133,900	341,438	1.8
Treasury Wine Estates Ltd.	27,560	236,728	1.2
Wesfarmers Ltd.	13,168	395,066	2.0
Woolworths Group Ltd.	20,480	568,808	2.9

		9,476,809

Austria
Erste Group Bank AG	26,680	979,620	5.1

Belgium
Ageas	11,518	635,121	3.3
Colruyt SA	750	37,555	0.2
Groupe Bruxelles Lambert SA	4,952	497,645	2.6
KBC Group NV	5,620	412,370	2.1
UCB SA	7,930	729,736	3.7

		2,312,427

	Shares	Value	% of Basket Value

Canada
Bank of Nova Scotia (The)	460	$25,124	0.1%
BCE, Inc.	4,050	190,840	1.0
Canadian Natural Resources Ltd.	7,206	202,665	1.0
Canadian Pacific Railway Ltd.	570	151,416	0.8
Canadian Tire Corp. Ltd., Class A	2,830	303,508	1.6
CGI, Inc.	4,520	346,087	1.8
Constellation Software, Inc.	790	830,384	4.3
Hydro One Ltd.	43,810	890,501	4.6
Imperial Oil Ltd.	35,189	834,389	4.3
Magna International, Inc.	8,570	434,413	2.2
Manulife Financial Corp.	23,770	463,043	2.4
National Bank of Canada	20,648	1,145,672	5.9
Nutrien Ltd.	17,990	767,993	4.0
Restaurant Brands International, Inc.	5,820	355,078	1.8
Rogers Communications, Inc., Class B	5,290	264,860	1.4
Royal Bank of Canada	200	15,805	0.1
Suncor Energy, Inc.	30,191	922,794	4.8
TC Energy Corp.	2,200	120,639	0.6
Thomson Reuters Corp.	2,789	224,068	1.2
Toronto-Dominion Bank (The)	260	14,369	0.1

		8,503,648

Denmark
Carlsberg A/S, Class B	10,020	1,463,259	7.5
Demant A/S	5,430	176,083	0.9
GN Store Nord A/S	3,710	184,016	1.0
H Lundbeck A/S	10,686	454,073	2.3
Novo Nordisk A/S, Class B	16,650	1,013,514	5.2

		3,290,945

Finland
Kone OYJ, Class B	5,810	375,403	1.9
UPM-Kymmene OYJ	16,705	526,349	2.7

		901,752

12	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

France
Arkema SA	2,762	$253,080	1.3%
Bouygues SA	700	27,657	0.1
Bureau Veritas SA	24,406	672,503	3.5
Capgemini SE	3,640	452,055	2.3
Carrefour SA	21,073	356,591	1.8
Cie de Saint-Gobain	34,160	1,288,801	6.6
Danone SA	3,923	313,936	1.6
Eiffage SA	5,380	623,616	3.2
Hermes International	810	604,849	3.1
Legrand SA	12,439	995,266	5.1
L’Oreal SA	410	114,040	0.6
Orange SA	14,749	208,492	1.1
Peugeot SA	4,830	99,451	0.5
Publicis Groupe SA	5,270	233,615	1.2
Safran SA	1,990	320,862	1.7
Schneider Electric SE	4,416	440,393	2.3
Sodexo SA	6,230	652,311	3.4
Suez	19,360	317,714	1.6
TOTAL SA	11,693	569,341	2.9
Veolia Environnement SA	19,989	589,684	3.0
Vinci SA	1,467	162,528	0.8
Vivendi SA	31,690	866,699	4.5

		10,163,484

Germany
adidas AG	1,135	358,790	1.8
Allianz SE (Registered)	5,610	1,339,352	6.9
BASF SE	2,780	187,641	1.0
Brenntag AG	7,700	398,476	2.1
Continental AG	680	77,600	0.4
Covestro AG	6,144	258,925	1.3
Deutsche Post AG (Registered)	41,663	1,453,618	7.5
Deutsche Telekom AG (Registered)	29,009	469,824	2.4
Evonik Industries AG	28,683	786,023	4.0
Hannover Rueck SE	1,085	210,671	1.1
HeidelbergCement AG	15,221	1,026,523	5.3
Henkel AG & Co. KGaA (Preference)	7,980	811,586	4.2
Knorr-Bremse AG	3,410	372,551	1.9
LEG Immobilien AG	2,998	369,775	1.9
Merck KGaA	2,030	260,306	1.3
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	610	179,853	0.9
RWE AG	1,672	57,964	0.3
Telefonica Deutschland Holding AG	280,440	850,023	4.4
Volkswagen AG (Preference)	2,590	464,680	2.4

		9,934,181

Ireland
AerCap Holdings NV	3,140	177,755	0.9

Italy
Assicurazioni Generali SpA	26,307	512,610	2.6
Eni SpA	52,857	740,400	3.8
Ferrari NV	2,040	344,254	1.8
Intesa Sanpaolo SpA	123,030	305,547	1.6
Moncler SpA	5,960	256,532	1.3
Snam SpA	14,940	80,073	0.4

		2,239,416

Japan
Aeon Co. Ltd.	9,400	192,263	1.0
AGC, Inc.	11,000	370,792	1.9
Ajinomoto Co., Inc.	24,600	405,158	2.1
Asahi Group Holdings Ltd.	10,500	486,759	2.5
Asahi Kasei Corp.	5,400	55,233	0.3

	Shares	Value	% of Basket Value

Japan (continued)
Astellas Pharma, Inc.	73,900	$1,305,822	6.7%
Bridgestone Corp.	12,400	439,196	2.3
Canon, Inc.	12,000	314,692	1.6
Dai Nippon Printing Co. Ltd.	43,600	1,202,251	6.2
Denso Corp.	5,100	209,213	1.1
East Japan Railway Co.	7,400	651,582	3.4
FUJIFILM Holdings Corp.	15,000	744,967	3.8
Fujitsu Ltd.	4,700	496,944	2.6
Hitachi Ltd.	9,000	342,788	1.8
Honda Motor Co. Ltd.	4,900	125,319	0.6
Hoya Corp.	400	38,282	0.2
ITOCHU Corp.	7,600	177,543	0.9
Japan Post Holdings Co. Ltd.	27,100	246,520	1.3
Japan Post Insurance Co. Ltd.	15,300	258,165	1.3
Kao Corp.	1,900	151,539	0.8
Kikkoman Corp.	2,000	96,915	0.5
Kirin Holdings Co. Ltd.	13,600	298,690	1.5
Konami Holdings Corp.	4,400	170,401	0.9
Kyocera Corp.	4,300	282,537	1.5
Kyowa Kirin Co. Ltd.	4,900	115,195	0.6
Marubeni Corp.	50,000	359,281	1.8
MEIJI Holdings Co. Ltd.	7,300	513,729	2.6
Mitsubishi Chemical Holdings Corp.	55,400	400,374	2.1
Mitsubishi Electric Corp.	46,100	639,184	3.3
Mitsubishi Heavy Industries Ltd.	18,000	656,593	3.4
Mitsui & Co. Ltd.	20,400	362,827	1.9
MS&AD Insurance Group Holdings, Inc.	18,400	611,114	3.1
NEC Corp.	4,700	209,213	1.1
Nintendo Co. Ltd.	800	294,285	1.5
Nippon Steel Corp.	18,000	249,759	1.3
Nitori Holdings Co. Ltd.	1,000	155,401	0.8
Nitto Denko Corp.	9,200	511,411	2.6
Nomura Research Institute Ltd.	18,400	404,905	2.1
NTT Data Corp.	34,000	477,606	2.5
Obayashi Corp.	29,300	321,332	1.7
Olympus Corp.	4,600	74,323	0.4
Omron Corp.	13,400	767,350	3.9
Ono Pharmaceutical Co. Ltd.	20,200	465,142	2.4
ORIX Corp.	24,000	405,419	2.1
Otsuka Holdings Co. Ltd.	8,200	364,288	1.9
Panasonic Corp.	65,800	653,922	3.4
Recruit Holdings Co. Ltd.	9,700	378,070	1.9
Ricoh Co. Ltd.	10,000	113,464	0.6
Rohm Co. Ltd.	1,700	122,290	0.6
Secom Co. Ltd.	2,900	254,483	1.3
Sekisui House Ltd.	59,500	1,279,379	6.6
Seven & i Holdings Co. Ltd.	35,300	1,353,520	7.0
Shionogi & Co. Ltd.	12,300	731,532	3.8
Sompo Holdings, Inc.	6,200	231,656	1.2
Sony Corp.	2,900	202,788	1.0
Sumitomo Chemical Co. Ltd.	139,400	592,338	3.0
Sumitomo Corp.	23,000	342,118	1.8
Sumitomo Electric Industries Ltd.	45,400	605,256	3.1
Sumitomo Mitsui Financial Group, Inc.	43,500	1,529,435	7.9
Tokio Marine Holdings, Inc.	100	5,428	0.0
Tokyo Electron Ltd.	1,500	329,919	1.7
Tokyu Corp.	2,400	42,294	0.2
Toray Industries, Inc.	49,300	322,585	1.7
Toshiba Corp.	10,200	325,996	1.7
Trend Micro, Inc.	10,700	559,079	2.9
West Japan Railway Co.	5,700	482,276	2.5

		27,880,130

CONSOLIDATED SCHEDULE OF INVESTMENTS	13

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Luxembourg
Tenaris SA	82,159	$849,079	4.4%

Netherlands
Adyen NV	230	211,349	1.1
Akzo Nobel NV	15,376	1,450,996	7.5
ING Groep NV	4,940	53,635	0.3
Koninklijke Ahold Delhaize NV	10,130	248,605	1.3
Koninklijke KPN NV	78,860	220,953	1.1
Koninklijke Philips NV	9,177	420,283	2.2
NN Group NV	5,420	188,120	1.0
Randstad NV	6,206	356,448	1.8
Royal Dutch Shell plc, Class A	30,578	802,990	4.1
Wolters Kluwer NV	10,295	773,583	4.0

		4,726,962

Norway
Equinor ASA	4,370	78,868	0.4
Orkla ASA	24,730	238,738	1.2
Telenor ASA	15,916	287,619	1.5
Yara International ASA	1,540	55,926	0.3

		661,151

Portugal
Galp Energia SGPS SA	17,650	266,701	1.4
Jeronimo Martins SGPS SA	5,580	96,020	0.5

		362,721

Singapore
Mapletree Industrial Trust	17,100	34,757	0.2

Spain
Aena SME SA	630	116,601	0.6
Amadeus IT Group SA	1,830	143,483	0.7
Banco Bilbao Vizcaya Argentaria SA	66,340	343,416	1.8
Cia de Distribucion Integral Logista Holdings SA	54	1,212	0.0
Iberdrola SA	15,025	164,394	0.9
Repsol SA	57,515	791,566	4.1
Telefonica SA	103,157	697,724	3.6

		2,258,396

Sweden
Assa Abloy AB, Class B	5,170	122,717	0.6
Atlas Copco AB, Class A	8,300	293,771	1.5
Essity AB, Class B	43,270	1,373,647	7.1
Hennes & Mauritz AB, Class B	32,940	722,697	3.7
Investor AB, Class B	15,078	825,596	4.3
Kinnevik AB, Class B	13,260	319,939	1.6
Lundin Petroleum AB	17,040	518,266	2.7
Sandvik AB	30,770	561,605	2.9
Skanska AB, Class B	16,290	377,060	1.9
SKF AB, Class B	9,046	165,584	0.9
Swedish Match AB	15,243	861,811	4.4
Telefonaktiebolaget LM Ericsson, Class B	28,920	227,381	1.2
Volvo AB, Class B	40,818	697,732	3.6

		7,067,806

Switzerland
Adecco Group AG (Registered)	7,210	422,421	2.2
Barry Callebaut AG (Registered)	90	198,786	1.0
Coca-Cola HBC AG	36,696	1,347,924	6.9
Geberit AG (Registered)	2,050	1,081,850	5.6
Kuehne + Nagel International AG (Registered)	630	101,822	0.5
LafargeHolcim Ltd. (Registered) .	4,210	213,956	1.1

	Shares	Value	% of Basket Value

Switzerland (continued)
Logitech International SA (Registered)	9,606	$430,324	2.2%
Nestle SA (Registered)	9,745	1,074,802	5.5
Novartis AG (Registered)	6,082	574,555	3.0
Roche Holding AG	6,751	2,264,749	11.7
Schindler Holding AG	2,803	724,030	3.7
STMicroelectronics NV	6,080	169,280	0.9
Swatch Group AG (The)	3,770	945,692	4.9
Swiss Life Holding AG (Registered)	378	190,011	1.0
Swisscom AG (Registered)	940	515,744	2.7

		10,255,946

United Kingdom
Admiral Group plc	10,192	303,431	1.6
Associated British Foods plc	27,657	957,310	4.9
AVEVA Group plc	2,520	163,409	0.8
BAE Systems plc	15,400	128,020	0.7
Berkeley Group Holdings plc	590	40,825	0.2
BP plc	17,780	107,038	0.6
British American Tobacco plc	5,350	235,908	1.2
BT Group plc	61,690	131,088	0.7
Burberry Group plc	14,300	366,658	1.9
Compass Group plc	20,024	495,038	2.5
Diageo plc	1,820	71,968	0.4
Experian plc	12,862	447,700	2.3
GlaxoSmithKline plc	14,445	339,160	1.7
Halma plc	9,830	272,846	1.4
Imperial Brands plc	8,280	212,318	1.1
Informa plc	4,600	46,989	0.2
InterContinental Hotels Group plc	2,647	163,045	0.8
ITV plc	51,320	91,432	0.5
Pearson plc	65,409	488,208	2.5
RELX plc	1,180	31,308	0.2
Rentokil Initial plc	56,654	348,908	1.8
Rightmove plc	124,660	1,080,371	5.6
Rolls-Royce Holdings plc	18,660	164,363	0.8
Sage Group plc (The)	15,721	153,054	0.8
Schroders plc	8,920	377,668	1.9
Smith & Nephew plc	8,408	202,304	1.0
Standard Chartered plc	11,900	98,954	0.5
Unilever plc	27,202	1,622,637	8.4
United Utilities Group plc	6,220	83,228	0.4
Vodafone Group plc	524,720	1,030,928	5.3
WPP plc	8,040	99,966	0.5

		10,356,080

United States
AbbVie, Inc.	6,540	529,871	2.7
Accenture plc, Class A	3,326	682,528	3.5
Adobe, Inc.	2,795	981,436	5.1
Advance Auto Parts, Inc.	1,520	200,260	1.0
AES Corp.	8,613	171,054	0.9
Aflac, Inc.	13,800	711,666	3.7
Agilent Technologies, Inc.	5,403	446,072	2.3
Akamai Technologies, Inc.	2,046	190,994	1.0
Alexion Pharmaceuticals, Inc.	4,650	462,164	2.4
Alleghany Corp.	1,070	853,496	4.4
Allstate Corp. (The)	7,150	847,561	4.4
Ally Financial, Inc.	62,474	2,001,042	10.3
Alphabet, Inc., Class A	370	530,129	2.7
Amdocs Ltd.	10,560	759,792	3.9
Ameren Corp.	4,626	379,563	2.0
American Electric Power Co., Inc.	6,294	655,961	3.4
American Express Co.	5,612	728,830	3.8
American Financial Group, Inc.	8,293	902,195	4.6

14	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
American Water Works Co., Inc.	2,660	$362,292	1.9%
Ameriprise Financial, Inc.	5,902	976,250	5.0
AmerisourceBergen Corp.	4,490	384,164	2.0
AMETEK, Inc.	1,778	172,733	0.9
AO Smith Corp.	5,740	245,041	1.3
Applied Materials, Inc.	2,064	119,691	0.6
Arch Capital Group Ltd.	6,670	294,547	1.5
Arrow Electronics, Inc.	3,570	271,106	1.4
Aspen Technology, Inc.	2,630	312,917	1.6
Athene Holding Ltd., Class A	1,396	60,810	0.3
Autodesk, Inc.	2,350	462,598	2.4
Automatic Data Processing, Inc.	1,392	238,575	1.2
AutoZone, Inc.	130	137,535	0.7
Avery Dennison Corp.	2,280	299,227	1.5
Axalta Coating Systems Ltd.	21,400	616,534	3.2
Bank of New York Mellon Corp. (The)	2,730	122,249	0.6
Baxter International, Inc.	1,740	155,243	0.8
Best Buy Co., Inc.	9,005	762,633	3.9
Biogen, Inc.	2,586	695,246	3.6
Bio-Rad Laboratories, Inc., Class A	1,570	566,644	2.9
Booking Holdings, Inc.	350	640,693	3.3
Booz Allen Hamilton Holding Corp.	13,057	1,018,968	5.2
BorgWarner, Inc.	2,210	75,781	0.4
Bright Horizons Family Solutions, Inc.	300	49,119	0.3
Bristol-Myers Squibb Co.	1,150	72,393	0.4
Bristol-Myers Squibb Co., CVR	2,860	9,953	0.1
Broadridge Financial Solutions, Inc.	1,410	168,002	0.9
Bruker Corp.	1,240	61,343	0.3
Cabot Oil & Gas Corp.	14,500	204,305	1.0
Cadence Design Systems, Inc.	7,544	543,998	2.8
Capital One Financial Corp.	3,249	324,250	1.7
Cardinal Health, Inc.	9,430	482,910	2.5
Carlisle Cos., Inc.	3,840	599,923	3.1
CDW Corp.	3,682	480,317	2.5
Celanese Corp.	2,698	279,243	1.4
Cerner Corp.	5,210	374,234	1.9
CF Industries Holdings, Inc.	1,330	53,572	0.3
CH Robinson Worldwide, Inc.	7,427	536,378	2.8
Chevron Corp.	3,183	341,027	1.8
Cintas Corp.	1,525	425,429	2.2
Citigroup, Inc.	1,980	147,332	0.8
Citizens Financial Group, Inc.	38,310	1,428,197	7.4
Citrix Systems, Inc.	13,905	1,685,564	8.7
CMS Energy Corp.	6,320	432,983	2.2
Colgate-Palmolive Co.	10,022	739,423	3.8
Columbia Sportswear Co.	3,287	308,715	1.6
Comerica, Inc.	17,387	1,063,389	5.5
ConocoPhillips	18,009	1,070,275	5.5
Consolidated Edison, Inc.	2,720	255,680	1.3
Corteva, Inc.	15,010	434,089	2.2
Cummins, Inc.	2,435	389,527	2.0
Cypress Semiconductor Corp.	16,020	373,747	1.9
Darden Restaurants, Inc.	8,333	970,211	5.0
DaVita, Inc.	2,470	197,279	1.0
Delta Air Lines, Inc.	2,400	133,776	0.7
Devon Energy Corp.	51,452	1,117,537	5.8
Discover Financial Services	3,963	297,740	1.5
Discovery, Inc., Class C	14,970	415,717	2.1
Dollar General Corp.	1,430	219,376	1.1
Dover Corp.	7,566	861,389	4.4
DTE Energy Co.	7,921	1,050,404	5.4
Dunkin’ Brands Group, Inc.	15,960	1,246,316	6.4
E*TRADE Financial Corp.	7,700	328,174	1.7

	Shares	Value	% of Basket Value

United States (continued)
Eastman Chemical Co.	810	$57,729	0.3%
Eaton Corp. plc	1,079	101,933	0.5
eBay, Inc.	24,252	813,897	4.2
Edwards Lifesciences Corp.	1,830	402,344	2.1
Eli Lilly & Co.	4,408	615,533	3.2
Encompass Health Corp.	6,210	478,356	2.5
Entergy Corp.	3,780	497,146	2.6
EOG Resources, Inc.	6,840	498,704	2.6
Equitable Holdings, Inc.	44,390	1,066,248	5.5
Estee Lauder Cos., Inc. (The), Class A	1,914	373,536	1.9
Euronet Worldwide, Inc.	1,360	214,390	1.1
Evergy, Inc.	4,516	325,875	1.7
Exelon Corp.	5,689	270,740	1.4
Expedia Group, Inc.	380	41,211	0.2
Expeditors International of Washington, Inc.	7,393	539,985	2.8
Facebook, Inc., Class A	250	50,478	0.3
Fair Isaac Corp.	1,260	506,999	2.6
Fastenal Co.	2,250	78,480	0.4
Ferguson plc	6,850	615,143	3.2
Fifth Third Bancorp	10,500	298,725	1.5
FleetCor Technologies, Inc.	1,690	532,739	2.7
Fortinet, Inc.	1,470	169,579	0.9
Fortune Brands Home & Security, Inc.	3,320	228,117	1.2
Gap, Inc. (The)	70,840	1,233,324	6.3
Garmin Ltd.	3,453	334,768	1.7
General Mills, Inc.	3,450	180,159	0.9
General Motors Co.	6,081	203,045	1.0
Gilead Sciences, Inc.	11,074	699,877	3.6
Globe Life, Inc.	7,187	749,317	3.9
GoDaddy, Inc., Class A	2,560	172,058	0.9
HD Supply Holdings, Inc.	6,056	246,721	1.3
HEICO Corp., Class A	4,160	399,984	2.1
Henry Schein, Inc.	2,700	186,138	1.0
Hershey Co. (The)	2,995	464,734	2.4
Hewlett Packard Enterprise Co.	63,175	880,028	4.5
Hexcel Corp.	2,660	197,425	1.0
Hill-Rom Holdings, Inc.	5,080	540,969	2.8
Hilton Worldwide Holdings, Inc.	2,825	304,535	1.6
HollyFrontier Corp.	13,600	610,912	3.1
Hologic, Inc.	11,194	599,103	3.1
Home Depot, Inc. (The)	882	201,184	1.0
Honeywell International, Inc.	6,047	1,047,461	5.4
HP, Inc.	37,888	807,772	4.2
Hubbell, Inc.	720	103,126	0.5
IDEX Corp.	420	68,817	0.4
IDEXX Laboratories, Inc.	1,380	373,994	1.9
IHS Markit Ltd.	2,070	163,240	0.8
Incyte Corp.	10,070	735,815	3.8
Ingersoll-Rand plc	1,980	263,795	1.4
Intel Corp.	670	42,833	0.2
International Paper Co.	15,894	647,204	3.3
Interpublic Group of Cos., Inc. (The)	21,566	489,548	2.5
Intuit, Inc.	208	58,319	0.3
Jazz Pharmaceuticals plc	2,770	397,080	2.0
Johnson & Johnson	2,200	327,514	1.7
Johnson Controls International plc	11,410	450,125	2.3
JPMorgan Chase & Co.	1,550	205,158	1.1
Juniper Networks, Inc.	3,540	81,208	0.4
Kansas City Southern	60	10,121	0.0
KeyCorp	5,990	112,073	0.6
Keysight Technologies, Inc.	3,410	317,096	1.6
Kohl’s Corp.	3,750	160,313	0.8

CONSOLIDATED SCHEDULE OF INVESTMENTS	15

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
Laboratory Corp. of America Holdings	260	$45,604	0.2%
Lam Research Corp.	140	41,749	0.2
Liberty Media Corp-Liberty SiriusXM, Class C	23,017	1,128,293	5.8
Lincoln National Corp.	3,503	190,843	1.0
LPL Financial Holdings, Inc.	1,170	107,792	0.6
Lululemon Athletica, Inc.	1,110	265,723	1.4
Marathon Oil Corp.	62,703	712,933	3.7
Masco Corp.	7,671	364,526	1.9
Maxim Integrated Products, Inc.	5,059	304,147	1.6
McKesson Corp.	5,835	832,129	4.3
Medtronic plc	2,570	296,681	1.5
Merck & Co., Inc.	11,513	983,671	5.1
MetLife, Inc.	6,650	330,572	1.7
Mettler-Toledo International, Inc.	550	416,449	2.1
Microsoft Corp.	3,450	587,294	3.0
Mondelez International, Inc., Class A	6,460	370,675	1.9
Monster Beverage Corp.	3,230	215,118	1.1
Morgan Stanley	25,569	1,336,236	6.9
NetApp, Inc.	14,026	748,988	3.9
Newmont Corp.	10	451	0.0
Nielsen Holdings plc	41,080	838,032	4.3
NIKE, Inc., Class B	1,200	115,560	0.6
NiSource, Inc.	14,610	428,219	2.2
Northern Trust Corp.	2,580	252,350	1.3
Norwegian Cruise Line Holdings Ltd.	10,850	584,273	3.0
NRG Energy, Inc.	33,943	1,252,157	6.4
NVR, Inc.	170	648,885	3.3
OGE Energy Corp.	18,375	842,494	4.3
Old Republic International Corp.	3,930	88,622	0.5
Omnicom Group, Inc.	2,956	222,616	1.1
Oracle Corp.	23,283	1,221,193	6.3
PACCAR, Inc.	5,770	428,192	2.2
Paychex, Inc.	19,403	1,664,195	8.6
Pentair plc	1,170	50,228	0.3
Philip Morris International, Inc.	10,700	884,890	4.6
Phillips 66	5,440	497,053	2.6
Pinnacle West Capital Corp.	3,461	338,105	1.7
Pool Corp.	830	182,019	0.9
PPG Industries, Inc.	3,800	455,392	2.3
Public Service Enterprise Group, Inc.	3,920	232,064	1.2
PulteGroup, Inc.	730	32,595	0.2
PVH Corp.	1,160	101,117	0.5
Qorvo, Inc.	5,510	583,289	3.0
Quest Diagnostics, Inc.	2,400	265,608	1.4
Raymond James Financial, Inc.	9,730	889,614	4.6
Regeneron Pharmaceuticals, Inc.	830	280,490	1.4
Regions Financial Corp.	78,734	1,225,888	6.3
Reliance Steel & Aluminum Co.	4,790	549,892	2.8
Republic Services, Inc.	6,210	590,261	3.0
Robert Half International, Inc.	21,136	1,229,481	6.3
Rockwell Automation, Inc.	850	162,911	0.8
Royal Gold, Inc.	1,560	179,899	0.9
S&P Global, Inc.	1,440	422,971	2.2
Sabre Corp.	4,090	88,099	0.5
salesforce.com, Inc.	450	82,040	0.4
Sealed Air Corp.	7,141	253,506	1.3
SEI Investments Co.	4,000	261,040	1.3
Sempra Energy	630	101,203	0.5
Sherwin-Williams Co. (The)	140	77,979	0.4
Signature Bank	760	107,836	0.6
Southern Co. (The)	3,410	240,064	1.2
Southwest Airlines Co.	3,421	188,087	1.0

	Shares	Value	% of Basket Value

United States (continued)
Spirit AeroSystems Holdings, Inc., Class A	3,478	$227,183	1.2%
Starbucks Corp.	20,977	1,779,479	9.2
STERIS plc	2,208	332,724	1.7
Stryker Corp.	3,802	801,081	4.1
Synchrony Financial	24,186	783,868	4.0
Synopsys, Inc.	1,450	213,890	1.1
T Rowe Price Group, Inc.	5,167	689,950	3.6
Target Corp.	850	94,129	0.5
Teledyne Technologies, Inc.	1,302	475,308	2.4
Teradyne, Inc.	21,514	1,419,709	7.3
Texas Instruments, Inc.	3,520	424,688	2.2
TJX Cos., Inc. (The)	10,870	641,765	3.3
T-Mobile US, Inc.	580	45,930	0.2
Toro Co. (The)	910	72,818	0.4
Tractor Supply Co.	4,410	409,910	2.1
United Continental Holdings, Inc.	17,595	1,316,106	6.8
United Parcel Service, Inc., Class B	2,180	225,674	1.2
Universal Health Services, Inc., Class B	3,730	511,420	2.6
US Bancorp	1,069	56,892	0.3
VeriSign, Inc.	11,394	2,371,547	12.2
Vertex Pharmaceuticals, Inc.	3,852	874,597	4.5
ViacomCBS, Inc.	2,803	95,666	0.5
Vistra Energy Corp.	9,300	209,436	1.1
VMware, Inc., Class A	2,060	305,004	1.6
WEC Energy Group, Inc.	271	27,070	0.1
West Pharmaceutical Services, Inc.	3,617	564,071	2.9
Western Union Co. (The)	8,280	222,732	1.1
Whirlpool Corp.	2,310	337,653	1.7
Workday, Inc., Class A	2,240	413,571	2.1
WR Berkley Corp.	15,246	1,121,038	5.8
WW Grainger, Inc.	1,352	409,210	2.1
Xcel Energy, Inc.	2,630	181,970	0.9
Xerox Holdings Corp.	15,676	557,595	2.9
Yum! Brands, Inc.	12,082	1,277,913	6.6
Zebra Technologies Corp., Class A	260	62,145	0.3
Zions Bancorp NA	14,138	643,138	3.3

		113,661,270

Total Reference Entity — Long		226,094,335

Reference Entity — Short

Australia
Australia & New Zealand Banking Group Ltd.	(31,260)	(532,119)	(2.7)%
Brambles Ltd.	(25,830)	(215,743)	(1.1)
Commonwealth Bank of Australia	(15,982)	(904,861)	(4.7)
Fortescue Metals Group Ltd.	(125,224)	(927,638)	(4.8)
Insurance Australia Group Ltd.	(144,520)	(679,547)	(3.5)
Lendlease Group	(18,546)	(222,742)	(1.1)
National Australia Bank Ltd.	(47,385)	(809,437)	(4.2)
Origin Energy Ltd.	(22,621)	(122,372)	(0.6)
Qantas Airways Ltd.	(13,270)	(56,262)	(0.3)
Ramsay Health Care Ltd.	(5,370)	(282,475)	(1.5)
Sonic Healthcare Ltd.	(3,760)	(78,812)	(0.4)
Transurban Group	(64,820)	(675,669)	(3.5)
Westpac Banking Corp.	(64,997)	(1,086,193)	(5.6)
WiseTech Global Ltd.	(44,360)	(724,881)	(3.7)
Woodside Petroleum Ltd.	(30,310)	(694,419)	(3.6)

		(8,013,170)

Belgium
Anheuser-Busch InBev SA/NV	(8,678)	(654,669)	(3.4)
Galapagos NV	(1,330)	(297,254)	(1.5)

16	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Belgium (continued)
Umicore SA	(27,306)	$(1,257,261)	(6.5)%

		(2,209,184)

Bermuda
RenaissanceRe Holdings Ltd.	(1,190)	(225,434)	(1.2)

Canada
Alimentation Couche-Tard, Inc., Class B	(4,900)	(163,765)	(0.8)
Barrick Gold Corp.	(26,040)	(482,261)	(2.5)
Brookfield Asset Management, Inc., Class A	(7,330)	(448,669)	(2.3)
Canadian National Railway Co.	(9,960)	(930,749)	(4.8)
Dollarama, Inc.	(1,420)	(48,381)	(0.3)
Enbridge, Inc.	(23,218)	(944,054)	(4.9)
Franco-Nevada Corp.	(1,860)	(211,425)	(1.1)
Great-West Lifeco, Inc.	(4,820)	(124,889)	(0.6)
Intact Financial Corp.	(12,730)	(1,379,099)	(7.1)
Inter Pipeline Ltd.	(18,210)	(303,408)	(1.6)
Loblaw Cos. Ltd.	(5,370)	(280,957)	(1.5)
Metro, Inc.	(17,380)	(708,517)	(3.7)
Pembina Pipeline Corp.	(8,118)	(310,881)	(1.6)
Shopify, Inc., Class A	(900)	(419,145)	(2.2)
Wheaton Precious Metals Corp.	(20,490)	(603,212)	(3.1)

		(7,359,412)

China
BeiGene Ltd., ADR	(2,410)	(367,188)	(1.9)

Denmark
Chr Hansen Holding A/S	(5,646)	(420,191)	(2.2)
Coloplast A/S, Class B	(310)	(39,085)	(0.2)
Danske Bank A/S	(4,270)	(71,280)	(0.4)
DSV PANALPINA A/S	(12,550)	(1,362,539)	(7.0)
Orsted A/S	(10,217)	(1,114,386)	(5.7)
Vestas Wind Systems A/S	(510)	(50,626)	(0.2)

		(3,058,107)

Finland
Elisa OYJ	(5,999)	(361,414)	(1.9)
Neste OYJ	(13,890)	(552,721)	(2.8)
Nokia OYJ	(113,628)	(442,320)	(2.3)
Nordea Bank Abp	(152,477)	(1,201,894)	(6.2)
Sampo OYJ, Class A	(12,170)	(550,902)	(2.8)
Stora Enso OYJ, Class R	(9,170)	(119,031)	(0.6)
Wartsila OYJ Abp	(57,665)	(708,283)	(3.6)

		(3,936,565)

France
Accor SA	(29,536)	(1,209,211)	(6.2)
Aeroports de Paris	(2,978)	(563,439)	(2.9)
Air Liquide SA	(1,570)	(227,006)	(1.2)
Airbus SE	(1,843)	(270,671)	(1.4)
Atos SE	(1,220)	(101,173)	(0.5)
AXA SA	(16,140)	(429,188)	(2.2)
BNP Paribas SA	(2,620)	(139,037)	(0.7)
Cie Generale des Etablissements Michelin SCA	(3,440)	(399,120)	(2.1)
Edenred	(1,580)	(85,323)	(0.4)
Electricite de France SA	(44,473)	(549,032)	(2.8)
EssilorLuxottica SA	(7,006)	(1,037,298)	(5.3)
Faurecia SE	(3,300)	(157,234)	(0.8)
Getlink	(8,117)	(143,194)	(0.7)
Iliad SA	(480)	(62,996)	(0.3)
Ingenico Group SA	(8,100)	(941,975)	(4.9)
LVMH Moet Hennessy Louis Vuitton SE	(1,220)	(531,276)	(2.7)

	Shares	Value	% of Basket Value

France (continued)
Natixis SA	(20,220)	$(85,387)	(0.4)%
Pernod Ricard SA	(800)	(138,510)	(0.7)
Remy Cointreau SA	(1,601)	(168,607)	(0.9)
Renault SA	(6,232)	(243,754)	(1.3)
SCOR SE	(9,840)	(418,229)	(2.2)
Societe Generale SA	(14,281)	(462,129)	(2.4)
Teleperformance	(1,476)	(370,325)	(1.9)
Thales SA	(760)	(83,396)	(0.4)
Ubisoft Entertainment SA	(570)	(43,230)	(0.2)
Valeo SA	(14,653)	(435,211)	(2.2)
Worldline SA/France	(5,820)	(410,112)	(2.1)

		(9,706,063)

Germany
Bayer AG (Registered)	(990)	(79,453)	(0.4)
Bayerische Motoren Werke AG	(13,548)	(965,044)	(5.0)
Beiersdorf AG	(440)	(49,969)	(0.3)
Carl Zeiss Meditec AG	(240)	(29,302)	(0.2)
Commerzbank AG	(68,191)	(391,313)	(2.0)
Daimler AG (Registered)	(12,960)	(600,139)	(3.1)
Deutsche Bank AG (Registered)	(72,470)	(663,025)	(3.4)
Deutsche Boerse AG	(2,310)	(374,967)	(1.9)
Deutsche Lufthansa AG (Registered)	(7,580)	(115,471)	(0.6)
Deutsche Wohnen SE	(1,782)	(75,397)	(0.4)
E.ON SE	(58,350)	(661,163)	(3.4)
Fresenius SE & Co. KGaA	(1,700)	(86,803)	(0.4)
Infineon Technologies AG	(9,425)	(202,477)	(1.0)
MTU Aero Engines AG	(910)	(275,607)	(1.4)
Porsche Automobil Holding SE (Preference)	(14,440)	(973,703)	(5.0)
Puma SE	(2,940)	(235,414)	(1.2)
SAP SE	(2,770)	(360,741)	(1.9)
Siemens AG (Registered)	(350)	(43,168)	(0.2)
thyssenkrupp AG	(41,667)	(512,340)	(2.6)
TUI AG	(31,133)	(318,973)	(1.6)
Uniper SE	(7,584)	(248,457)	(1.3)
United Internet AG (Registered)	(13,163)	(425,542)	(2.2)
Vonovia SE	(5,390)	(307,641)	(1.6)
Wirecard AG	(5,600)	(827,263)	(4.3)
Zalando SE	(1,700)	(81,396)	(0.4)

		(8,904,768)

Italy
Davide Campari-Milano SpA	(4,330)	(41,854)	(0.2)
FinecoBank Banca Fineco SpA	(38,740)	(453,281)	(2.3)
Poste Italiane SpA	(15,450)	(176,980)	(0.9)
Recordati SpA	(7,410)	(317,079)	(1.6)
Telecom Italia SpA	(130,510)	(70,072)	(0.4)
Terna Rete Elettrica Nazionale SpA	(5,520)	(38,509)	(0.2)

		(1,097,775)

Japan
Advantest Corp.	(1,000)	(52,171)	(0.3)
ANA Holdings, Inc.	(10,500)	(327,959)	(1.7)
Asahi Intecc Co. Ltd.	(10,000)	(275,527)	(1.4)
Bandai Namco Holdings, Inc.	(8,100)	(470,679)	(2.4)
Chubu Electric Power Co., Inc.	(47,800)	(649,157)	(3.3)
Chugai Pharmaceutical Co. Ltd.	(200)	(20,486)	(0.1)
Daifuku Co. Ltd.	(3,800)	(228,801)	(1.2)
Dai-ichi Life Holdings, Inc.	(9,400)	(139,507)	(0.7)
Daito Trust Construction Co. Ltd.	(1,200)	(141,356)	(0.7)
Daiwa House Industry Co. Ltd.	(10,000)	(314,824)	(1.6)
Disco Corp.	(2,400)	(552,824)	(2.8)
Eisai Co. Ltd.	(2,600)	(195,940)	(1.0)
FamilyMart Co. Ltd.	(4,500)	(98,416)	(0.5)

CONSOLIDATED SCHEDULE OF INVESTMENTS	17

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Japan (continued)
FANUC Corp.	(1,500)	$(273,195)	(1.4)%
Idemitsu Kosan Co. Ltd.	(29,600)	(738,765)	(3.8)
Isuzu Motors Ltd.	(7,000)	(68,582)	(0.4)
Japan Airlines Co. Ltd.	(42,700)	(1,201,171)	(6.2)
Japan Tobacco, Inc.	(21,000)	(444,034)	(2.3)
JFE Holdings, Inc.	(16,300)	(193,023)	(1.0)
Kajima Corp.	(14,900)	(189,027)	(1.0)
Kansai Electric Power Co., Inc. (The)	(15,800)	(177,321)	(0.9)
KDDI Corp.	(19,700)	(595,316)	(3.1)
Keyence Corp.	(600)	(201,694)	(1.0)
Koito Manufacturing Co. Ltd.	(3,200)	(138,869)	(0.7)
Komatsu Ltd.	(17,100)	(378,099)	(1.9)
Kose Corp.	(1,300)	(167,389)	(0.9)
Kubota Corp.	(33,600)	(526,162)	(2.7)
LINE Corp.	(15,600)	(768,704)	(4.0)
M3, Inc.	(1,100)	(32,016)	(0.2)
MINEBEA MITSUMI, Inc.	(4,400)	(85,474)	(0.4)
Mitsubishi Estate Co. Ltd.	(7,600)	(148,842)	(0.8)
Mitsui Fudosan Co. Ltd.	(13,500)	(357,554)	(1.8)
Mizuho Financial Group, Inc.	(149,500)	(221,698)	(1.1)
Murata Manufacturing Co. Ltd.	(5,400)	(305,720)	(1.6)
Nexon Co. Ltd.	(17,800)	(241,064)	(1.2)
Nidec Corp.	(5,100)	(641,431)	(3.3)
Nippon Telegraph & Telephone Corp.	(4,500)	(114,737)	(0.6)
NTT DOCOMO, Inc.	(19,900)	(565,407)	(2.9)
Obic Co. Ltd.	(3,400)	(463,289)	(2.4)
Oriental Land Co. Ltd.	(2,600)	(338,611)	(1.7)
PeptiDream, Inc.	(15,500)	(733,733)	(3.8)
Rakuten, Inc.	(137,500)	(1,060,737)	(5.5)
Resona Holdings, Inc.	(41,000)	(169,078)	(0.9)
Shimadzu Corp.	(9,500)	(266,617)	(1.4)
Shimano, Inc.	(2,500)	(383,319)	(2.0)
Shin-Etsu Chemical Co. Ltd.	(1,500)	(171,546)	(0.9)
Shiseido Co. Ltd.	(8,100)	(521,483)	(2.7)
SMC Corp.	(1,000)	(431,669)	(2.2)
SoftBank Group Corp.	(17,800)	(718,667)	(3.7)
Subaru Corp.	(1,000)	(25,012)	(0.1)
Sumitomo Metal Mining Co. Ltd.	(3,900)	(110,879)	(0.6)
Sumitomo Mitsui Trust Holdings, Inc.	(2,400)	(88,488)	(0.5)
Suzuki Motor Corp.	(1,100)	(50,331)	(0.3)
Sysmex Corp.	(3,500)	(250,391)	(1.3)
Taisei Corp.	(9,600)	(383,268)	(2.0)
Terumo Corp.	(8,000)	(287,966)	(1.5)
Tokyo Electric Power Co. Holdings, Inc.	(76,100)	(301,348)	(1.6)
Tokyo Gas Co. Ltd.	(9,500)	(208,867)	(1.1)
Toyota Motor Corp.	(6,500)	(451,930)	(2.3)
Unicharm Corp.	(9,000)	(308,013)	(1.6)
Yaskawa Electric Corp.	(20,300)	(694,905)	(3.6)
ZOZO, Inc.	(26,000)	(433,049)	(2.2)

		(21,096,137)

Luxembourg
ArcelorMittal SA	(38,340)	(563,139)	(2.9)
Eurofins Scientific SE	(488)	(262,473)	(1.4)
SES SA, FDR	(6,680)	(81,982)	(0.4)

		(907,594)

Netherlands
ABN AMRO Bank NV, CVA	(8,520)	(148,295)	(0.8)
Aegon NV	(175,970)	(712,661)	(3.7)
ASML Holding NV	(640)	(179,608)	(0.9)
Heineken NV	(3,530)	(384,089)	(2.0)

	Shares	Value	% of Basket Value

Netherlands (continued)
Koninklijke Vopak NV	(5,450)	$(291,827)	(1.5)%

		(1,716,480)

Norway
Aker BP ASA	(5,840)	(164,497)	(0.8)
Mowi ASA	(21,992)	(524,548)	(2.7)
Norsk Hydro ASA	(134,873)	(421,525)	(2.2)

		(1,110,570)

Portugal
EDP — Energias de Portugal SA	(78,860)	(395,478)	(2.1)

South Africa
Anglo American plc	(7,590)	(198,054)	(1.0)
Mondi plc	(18,720)	(380,892)	(2.0)

		(578,946)

Spain
Banco Santander SA	(48,852)	(192,521)	(1.0)
CaixaBank SA	(120,910)	(353,392)	(1.8)
Cellnex Telecom SA	(18,756)	(932,833)	(4.8)
Cia de Distribucion Integral Logista Holdings SA	(54)	(1,212)	(0.0)
Endesa SA	(17,810)	(489,011)	(2.5)
Ferrovial SA	(8,328)	(264,543)	(1.4)
Grifols SA	(29,904)	(1,004,334)	(5.2)
Industria de Diseno Textil SA	(8,110)	(272,716)	(1.4)
Siemens Gamesa Renewable Energy SA	(78,807)	(1,256,074)	(6.5)

		(4,766,636)

Sweden
Alfa Laval AB	(4,650)	(116,079)	(0.6)
Boliden AB	(7,600)	(180,426)	(0.9)
Electrolux AB	(940)	(22,331)	(0.1)
Hexagon AB, Class B	(9,733)	(529,123)	(2.7)
ICA Gruppen AB	(1,630)	(71,670)	(0.4)
Skandinaviska Enskilda Banken AB, Class A	(7,580)	(74,905)	(0.4)
Svenska Handelsbanken AB, Class A	(86,200)	(844,520)	(4.3)
Swedbank AB, Class A	(34,340)	(527,247)	(2.7)
Tele2 AB, Class B	(31,630)	(477,205)	(2.5)
Telia Co. AB	(12,270)	(52,472)	(0.3)

		(2,895,978)

Switzerland
Alcon, Inc.	(1,640)	(96,888)	(0.5)
Baloise Holding AG (Registered)	(3,951)	(713,861)	(3.7)
Cie Financiere Richemont SA (Registered)	(23,676)	(1,719,417)	(8.9)
Clariant AG (Registered)	(7,330)	(164,996)	(0.9)
Credit Suisse Group AG (Registered)	(60,749)	(768,169)	(4.0)
Givaudan SA (Registered)	(66)	(217,765)	(1.1)
Julius Baer Group Ltd.	(1,198)	(59,861)	(0.3)
Lonza Group AG (Registered)	(2,140)	(878,877)	(4.5)
Partners Group Holding AG	(620)	(567,582)	(2.9)
SGS SA (Registered)	(60)	(173,560)	(0.9)
Sika AG (Registered)	(6,052)	(1,088,304)	(5.6)
Sonova Holding AG (Registered)	(840)	(210,648)	(1.1)
Straumann Holding AG (Registered)	(110)	(104,845)	(0.5)
Swiss Re AG	(8,820)	(995,945)	(5.1)
Temenos AG (Registered)	(1,530)	(246,129)	(1.3)
UBS Group AG (Registered)	(5,880)	(73,027)	(0.4)

		(8,079,874)

18	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United Kingdom
3i Group plc	(33,650)	$(489,499)	(2.5)%
Ashtead Group plc	(1,500)	(48,417)	(0.2)
Aviva plc	(93,420)	(489,567)	(2.5)
Barclays plc	(91,370)	(201,774)	(1.0)
Barratt Developments plc	(31,870)	(337,425)	(1.7)
Bunzl plc	(10,715)	(277,521)	(1.4)
CNH Industrial NV	(29,171)	(277,854)	(1.4)
Croda International plc	(6,060)	(397,953)	(2.0)
DCC plc	(10,967)	(885,497)	(4.6)
DS Smith plc	(121,243)	(543,590)	(2.8)
Fiat Chrysler Automobiles NV	(35,720)	(465,333)	(2.4)
Hargreaves Lansdown plc	(26,947)	(611,684)	(3.2)
International Consolidated Airlines Group SA	(9,910)	(74,264)	(0.4)
Intertek Group plc	(1,753)	(133,014)	(0.7)
Johnson Matthey plc	(17,770)	(609,264)	(3.1)
Lloyds Banking Group plc	(336,170)	(250,963)	(1.3)
London Stock Exchange Group plc	(6,650)	(687,216)	(3.5)
Melrose Industries plc	(118,400)	(362,859)	(1.9)
National Grid plc	(51,355)	(682,337)	(3.5)
Ocado Group plc	(28,410)	(458,074)	(2.4)
Persimmon plc	(5,420)	(218,199)	(1.1)
Prudential plc	(3,930)	(69,877)	(0.4)
Reckitt Benckiser Group plc	(20,759)	(1,718,293)	(8.9)
Royal Bank of Scotland Group plc	(293,250)	(839,928)	(4.3)
RSA Insurance Group plc	(78,841)	(572,013)	(2.9)
Severn Trent plc	(11,450)	(389,938)	(2.0)
Smiths Group plc	(80,116)	(1,781,364)	(9.2)
Spirax-Sarco Engineering plc	(12,344)	(1,450,111)	(7.5)
SSE plc	(3,780)	(75,244)	(0.4)
St James’s Place plc	(101,542)	(1,527,160)	(7.9)
Taylor Wimpey plc	(134,928)	(383,249)	(2.0)
Tesco plc	(44,310)	(144,119)	(0.7)
Whitbread plc	(5,935)	(349,862)	(1.8)

		(17,803,462)

United States
3M Co.	(6,146)	(975,124)	(5.0)
Abbott Laboratories	(5,020)	(437,443)	(2.3)
ABIOMED, Inc.	(1,810)	(337,185)	(1.7)
Activision Blizzard, Inc.	(1,250)	(73,100)	(0.4)
Alaska Air Group, Inc.	(3,898)	(251,772)	(1.3)
Albemarle Corp.	(2,966)	(238,110)	(1.2)
Align Technology, Inc.	(450)	(115,695)	(0.6)
Alnylam Pharmaceuticals, Inc.	(5,336)	(612,519)	(3.2)
Altria Group, Inc.	(12,366)	(587,756)	(3.0)
Amazon.com, Inc.	(50)	(100,436)	(0.5)
American Airlines Group, Inc.	(26,950)	(723,338)	(3.7)
American International Group, Inc.	(21,632)	(1,087,224)	(5.6)
Analog Devices, Inc.	(1,960)	(215,110)	(1.1)
Apache Corp.	(13,730)	(376,751)	(1.9)
Apple, Inc.	(210)	(64,997)	(0.3)
Aqua America, Inc.	(30,421)	(1,580,067)	(8.1)
Aramark	(4,250)	(187,595)	(1.0)
Archer-Daniels-Midland Co.	(19,740)	(883,562)	(4.6)
Arconic, Inc.	(12,463)	(373,267)	(1.9)
Arista Networks, Inc.	(1,946)	(434,620)	(2.2)
Arthur J Gallagher & Co.	(9,852)	(1,010,520)	(5.2)
AT&T, Inc.	(3,780)	(142,204)	(0.7)
Baker Hughes Co.	(21,533)	(466,405)	(2.4)
Ball Corp.	(10,363)	(748,001)	(3.9)
Bausch Health Cos., Inc.	(9,150)	(250,985)	(1.3)
Becton Dickinson and Co.	(7,059)	(1,942,496)	(10.0)
BioMarin Pharmaceutical, Inc.	(1,713)	(143,035)	(0.7)
Bio-Techne Corp.	(2,666)	(559,780)	(2.9)

	Shares	Value	% of Basket Value

United States (continued)
Black Knight, Inc.	(11,730)	$(784,972)	(4.0)%
Boeing Co. (The)	(4,210)	(1,339,917)	(6.9)
Boston Scientific Corp.	(17,318)	(725,105)	(3.7)
Broadcom, Inc.	(440)	(134,270)	(0.7)
Brown & Brown, Inc.	(17,750)	(796,975)	(4.1)
Brown-Forman Corp., Class B	(8,223)	(556,204)	(2.9)
Bunge Ltd.	(870)	(45,614)	(0.2)
Caesars Entertainment Corp.	(29,460)	(402,718)	(2.1)
CarMax, Inc.	(3,260)	(316,350)	(1.6)
Catalent, Inc.	(18,570)	(1,134,627)	(5.8)
Caterpillar, Inc.	(4,521)	(593,833)	(3.1)
Cboe Global Markets, Inc.	(7,168)	(883,241)	(4.6)
Centene Corp.	(1,230)	(77,256)	(0.4)
CenterPoint Energy, Inc.	(1,630)	(43,162)	(0.2)
CenturyLink, Inc.	(24,580)	(335,763)	(1.7)
Ceridian HCM Holding, Inc.	(6,946)	(509,072)	(2.6)
Charles Schwab Corp. (The)	(4,143)	(188,714)	(1.0)
Charter Communications, Inc., Class A	(582)	(301,162)	(1.6)
Chipotle Mexican Grill, Inc.	(550)	(476,718)	(2.5)
Church & Dwight Co., Inc.	(5,066)	(375,999)	(1.9)
Cigna Corp.	(4,800)	(923,424)	(4.8)
Cisco Systems, Inc.	(2,590)	(119,062)	(0.6)
Clorox Co. (The)	(2,870)	(451,480)	(2.3)
CME Group, Inc.	(1,732)	(376,035)	(1.9)
Coca-Cola Co. (The)	(23,410)	(1,367,144)	(7.0)
Cognex Corp.	(6,473)	(329,929)	(1.7)
Commerce Bancshares, Inc.	(3,790)	(256,431)	(1.3)
Conagra Brands, Inc.	(35,430)	(1,166,356)	(6.0)
Concho Resources, Inc.	(7,131)	(540,387)	(2.8)
Constellation Brands, Inc., Class A	(2,835)	(533,830)	(2.8)
Continental Resources, Inc.	(4,298)	(116,992)	(0.6)
Cooper Cos., Inc. (The)	(260)	(90,191)	(0.5)
Corning, Inc.	(5,230)	(139,589)	(0.7)
CoStar Group, Inc.	(1,120)	(731,349)	(3.8)
Costco Wholesale Corp.	(940)	(287,189)	(1.5)
Credit Acceptance Corp.	(150)	(64,347)	(0.3)
Crown Holdings, Inc.	(4,969)	(367,855)	(1.9)
Danaher Corp.	(3,547)	(570,606)	(2.9)
Deere & Co.	(6,271)	(994,455)	(5.1)
Dell Technologies, Inc., Class C	(1,580)	(77,057)	(0.4)
DexCom, Inc.	(1,920)	(462,240)	(2.4)
Diamondback Energy, Inc.	(3,637)	(270,593)	(1.4)
DISH Network Corp., Class A	(4,870)	(179,021)	(0.9)
DocuSign, Inc.	(1,560)	(122,476)	(0.6)
Dollar Tree, Inc.	(380)	(33,087)	(0.2)
Dominion Energy, Inc.	(13,768)	(1,180,606)	(6.1)
Dow, Inc.	(13,580)	(625,631)	(3.2)
DR Horton, Inc.	(4,320)	(255,744)	(1.3)
DuPont de Nemours, Inc.	(6,469)	(331,083)	(1.7)
DXC Technology Co.	(16,700)	(532,396)	(2.7)
East West Bancorp, Inc.	(370)	(16,961)	(0.1)
Edison International	(4,710)	(360,550)	(1.9)
Elanco Animal Health, Inc.	(10,040)	(310,236)	(1.6)
Emerson Electric Co.	(1,220)	(87,389)	(0.5)
EPAM Systems, Inc.	(1,640)	(374,150)	(1.9)
Equifax, Inc.	(10,239)	(1,534,826)	(7.9)
Erie Indemnity Co., Class A	(1,740)	(289,710)	(1.5)
Everest Re Group Ltd.	(960)	(265,507)	(1.4)
Eversource Energy	(895)	(82,734)	(0.4)
Exact Sciences Corp.	(2,278)	(212,492)	(1.1)
Exxon Mobil Corp.	(5,860)	(364,023)	(1.9)
FedEx Corp.	(2,190)	(316,762)	(1.6)
Fidelity National Information Services, Inc.	(3,900)	(560,274)	(2.9)

CONSOLIDATED SCHEDULE OF INVESTMENTS	19

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
First Republic Bank	(3,152)	$(349,494)	(1.8)%
Fiserv, Inc.	(3,332)	(395,209)	(2.0)
FLIR Systems, Inc.	(5,650)	(291,201)	(1.5)
Flowserve Corp.	(1,388)	(64,792)	(0.3)
FMC Corp.	(1,220)	(116,620)	(0.6)
Ford Motor Co.	(63,170)	(557,159)	(2.9)
Fortive Corp.	(790)	(59,195)	(0.3)
Franklin Resources, Inc.	(6,490)	(164,197)	(0.8)
Freeport-McMoRan, Inc.	(68,505)	(760,405)	(3.9)
Gardner Denver Holdings, Inc.	(14,820)	(523,294)	(2.7)
Gartner, Inc.	(7,018)	(1,128,354)	(5.8)
GCI Liberty, Inc., Class A	(1,560)	(114,161)	(0.6)
General Electric Co.	(27,434)	(341,553)	(1.8)
Gentex Corp.	(2,500)	(74,425)	(0.4)
Genuine Parts Co.	(5,500)	(514,635)	(2.7)
Global Payments, Inc.	(1,630)	(318,583)	(1.6)
Guidewire Software, Inc.	(18,168)	(2,043,900)	(10.5)
Halliburton Co.	(12,817)	(279,539)	(1.4)
Hasbro, Inc.	(1,050)	(106,963)	(0.6)
Herbalife Nutrition Ltd.	(1,730)	(67,210)	(0.3)
Hess Corp.	(1,840)	(104,089)	(0.5)
Hormel Foods Corp.	(27,064)	(1,279,045)	(6.6)
Huntington Bancshares, Inc.	(26,140)	(354,720)	(1.8)
Huntington Ingalls Industries, Inc.	(690)	(180,090)	(0.9)
Illinois Tool Works, Inc.	(670)	(117,237)	(0.6)
Illumina, Inc.	(480)	(139,234)	(0.7)
Intercontinental Exchange, Inc.	(4,550)	(453,817)	(2.3)
International Flavors & Fragrances, Inc.	(2,220)	(291,064)	(1.5)
Intuitive Surgical, Inc.	(1,370)	(766,899)	(4.0)
Ionis Pharmaceuticals, Inc.	(720)	(41,990)	(0.2)
IPG Photonics Corp.	(4,140)	(528,554)	(2.7)
IQVIA Holdings, Inc.	(1,870)	(290,317)	(1.5)
Jack Henry & Associates, Inc.	(630)	(94,210)	(0.5)
Jacobs Engineering Group, Inc.	(7,824)	(723,955)	(3.7)
JM Smucker Co. (The)	(780)	(80,816)	(0.4)
Jones Lang LaSalle, Inc.	(1,660)	(281,901)	(1.5)
Kellogg Co.	(8,330)	(568,189)	(2.9)
Keurig Dr Pepper, Inc.	(15,639)	(446,181)	(2.3)
Kimberly-Clark Corp.	(710)	(101,700)	(0.5)
Kinder Morgan, Inc.	(9,996)	(208,617)	(1.1)
Kraft Heinz Co. (The)	(12,090)	(353,028)	(1.8)
L3Harris Technologies, Inc.	(760)	(168,211)	(0.9)
Lamb Weston Holdings, Inc.	(2,880)	(262,973)	(1.4)
Las Vegas Sands Corp.	(8,900)	(581,259)	(3.0)
Leidos Holdings, Inc.	(2,450)	(246,151)	(1.3)
Lennar Corp., Class A	(5,969)	(396,103)	(2.0)
Lennox International, Inc.	(1,180)	(274,916)	(1.4)
Liberty Broadband Corp., Class C	(2,660)	(353,594)	(1.8)
Live Nation Entertainment, Inc.	(9,878)	(673,284)	(3.5)
Lowe’s Cos., Inc.	(1,570)	(182,497)	(0.9)
Marathon Petroleum Corp.	(16,177)	(881,646)	(4.5)
Markel Corp.	(171)	(200,578)	(1.0)
MarketAxess Holdings, Inc.	(1,140)	(403,765)	(2.1)
Marriott International, Inc., Class A	(3,680)	(515,421)	(2.7)
Marsh & McLennan Cos., Inc.	(4,290)	(479,879)	(2.5)
Martin Marietta Materials, Inc.	(1,133)	(298,885)	(1.5)
Marvell Technology Group Ltd.	(8,697)	(209,076)	(1.1)
McCormick & Co., Inc. (Non-Voting)	(6,343)	(1,036,256)	(5.3)
McDonald’s Corp.	(2,140)	(457,896)	(2.4)
MGM Resorts International	(8,441)	(262,177)	(1.4)
Microchip Technology, Inc.	(1,080)	(105,278)	(0.5)
Middleby Corp. (The)	(2,110)	(236,658)	(1.2)
Mohawk Industries, Inc.	(1,010)	(132,997)	(0.7)
Molina Healthcare, Inc.	(1,240)	(152,483)	(0.8)

	Shares	Value	% of Basket Value

United States (continued)
Molson Coors Beverage Co., Class B	(7,420)	$(412,404)	(2.1)%
Mosaic Co. (The)	(11,281)	(223,815)	(1.2)
MSCI, Inc.	(910)	(260,078)	(1.3)
Nasdaq, Inc.	(6,270)	(730,204)	(3.8)
Netflix, Inc.	(4,112)	(1,419,010)	(7.3)
Newell Brands, Inc.	(16,209)	(316,562)	(1.6)
Noble Energy, Inc.	(15,524)	(306,909)	(1.6)
Nordson Corp.	(4,989)	(842,443)	(4.3)
Norfolk Southern Corp.	(2,500)	(520,525)	(2.7)
NortonLifeLock, Inc.	(13,271)	(377,162)	(1.9)
NVIDIA Corp.	(3,140)	(742,390)	(3.8)
Occidental Petroleum Corp.	(21,850)	(867,882)	(4.5)
Okta, Inc.	(3,010)	(385,430)	(2.0)
Old Dominion Freight Line, Inc.	(670)	(131,474)	(0.7)
ONEOK, Inc.	(9,120)	(682,814)	(3.5)
Packaging Corp. of America	(1,200)	(114,900)	(0.6)
Palo Alto Networks, Inc.	(630)	(147,911)	(0.8)
Parker-Hannifin Corp.	(1,240)	(242,656)	(1.3)
Paycom Software, Inc.	(469)	(149,217)	(0.8)
PerkinElmer, Inc.	(1,437)	(132,894)	(0.7)
Pfizer, Inc.	(12,070)	(449,487)	(2.3)
Pilgrim’s Pride Corp.	(8,550)	(222,728)	(1.2)
Pioneer Natural Resources Co.	(3,208)	(433,080)	(2.2)
Post Holdings, Inc.	(6,272)	(655,863)	(3.4)
PRA Health Sciences, Inc.	(730)	(73,956)	(0.4)
Procter & Gamble Co. (The)	(1,570)	(195,653)	(1.0)
Progressive Corp. (The)	(1,520)	(122,649)	(0.6)
Prudential Financial, Inc.	(3,510)	(319,621)	(1.6)
PTC, Inc.	(5,530)	(459,654)	(2.4)
QIAGEN NV	(17,240)	(575,830)	(3.0)
QUALCOMM, Inc.	(860)	(73,367)	(0.4)
Reinsurance Group of America, Inc.	(2,110)	(303,945)	(1.6)
ResMed, Inc.	(2,832)	(450,203)	(2.3)
Rollins, Inc.	(4,750)	(180,262)	(0.9)
Roper Technologies, Inc.	(280)	(106,865)	(0.6)
Ross Stores, Inc.	(540)	(60,583)	(0.3)
Royal Caribbean Cruises Ltd.	(930)	(108,884)	(0.6)
RPM International, Inc.	(2,070)	(147,736)	(0.8)
Sage Therapeutics, Inc.	(7,561)	(501,143)	(2.6)
Seattle Genetics, Inc.	(4,963)	(537,940)	(2.8)
ServiceMaster Global Holdings, Inc.	(4,240)	(152,852)	(0.8)
Skyworks Solutions, Inc.	(2,420)	(273,823)	(1.4)
Splunk, Inc.	(930)	(144,392)	(0.7)
Square, Inc., Class A	(5,340)	(398,845)	(2.1)
SS&C Technologies Holdings, Inc.	(3,290)	(207,303)	(1.1)
Stanley Black & Decker, Inc.	(4,858)	(774,025)	(4.0)
State Street Corp.	(9,235)	(698,443)	(3.6)
Steel Dynamics, Inc.	(2,850)	(85,158)	(0.4)
Targa Resources Corp.	(19,289)	(704,048)	(3.6)
TD Ameritrade Holding Corp.	(820)	(38,934)	(0.2)
Teleflex, Inc.	(1,598)	(593,673)	(3.1)
Tesla, Inc.	(1,910)	(1,242,589)	(6.4)
Thermo Fisher Scientific, Inc.	(510)	(159,727)	(0.8)
Tiffany & Co.	(2,923)	(391,740)	(2.0)
TransUnion	(2,548)	(233,652)	(1.2)
Travelers Cos., Inc. (The)	(2,260)	(297,461)	(1.5)
Trimble, Inc.	(1,870)	(79,512)	(0.4)
Truist Financial Corp.	(8,939)	(460,984)	(2.4)
Twilio, Inc., Class A	(9,730)	(1,209,828)	(6.2)
Tyler Technologies, Inc.	(2,140)	(692,675)	(3.6)
Tyson Foods, Inc., Class A	(3,720)	(307,384)	(1.6)
Ubiquiti, Inc.	(2,870)	(469,015)	(2.4)
UGI Corp.	(2,530)	(105,223)	(0.5)
Union Pacific Corp.	(2,130)	(382,165)	(2.0)

20	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
United Rentals, Inc.	(260)	$(35,279)	(0.2)%
UnitedHealth Group, Inc.	(860)	(234,307)	(1.2)
Universal Display Corp.	(440)	(77,515)	(0.4)
Vail Resorts, Inc.	(1,256)	(294,545)	(1.5)
Verisk Analytics, Inc.	(1,970)	(320,066)	(1.7)
VF Corp.	(3,600)	(298,692)	(1.5)
WABCO Holdings, Inc.	(1,090)	(147,858)	(0.8)
Walgreens Boots Alliance, Inc.	(1,170)	(59,495)	(0.3)
Walt Disney Co. (The)	(14,763)	(2,041,871)	(10.5)
Waters Corp.	(740)	(165,605)	(0.9)
Wayfair, Inc., Class A	(13,853)	(1,298,026)	(6.7)
Wells Fargo & Co.	(12,483)	(585,952)	(3.0)
Western Digital Corp.	(4,873)	(319,181)	(1.6)
Westinghouse Air Brake Technologies Corp.	(6,101)	(450,620)	(2.3)
Westlake Chemical Corp.	(12,090)	(739,908)	(3.8)
WEX, Inc.	(2,349)	(509,545)	(2.6)
Williams Cos., Inc. (The)	(15,117)	(312,771)	(1.6)
Wynn Resorts Ltd.	(2,712)	(342,146)	(1.8)
XPO Logistics, Inc.	(2,830)	(251,644)	(1.3)
Xylem, Inc.	(13,404)	(1,094,571)	(5.6)
Zayo Group Holdings, Inc.	(1,210)	(42,048)	(0.2)
Zendesk, Inc.	(2,530)	(218,592)	(1.1)
Zimmer Biomet Holdings, Inc.	(810)	(119,799)	(0.6)

		(102,451,109)

Total Reference Entity — Short		(206,679,930)

Net Value of Reference Entity — Bank of America NA		$19,414,405

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank NA, as of January 31, 2020, expiration dates 02/24/23-02/27/23:

Reference Entity — Long

Australia
AGL Energy Ltd.	470	6,237	0.0
Aristocrat Leisure Ltd.	22,550	537,799	3.0
ASX Ltd.	2,370	134,084	0.8
Aurizon Holdings Ltd.	385,153	1,380,583	7.8
BHP Group Ltd.	55,947	1,434,700	8.1
BHP Group plc	46,860	1,019,984	5.7
Macquarie Group Ltd.	3,020	288,562	1.6
Newcrest Mining Ltd.	22,190	444,245	2.5
QBE Insurance Group Ltd.	15,668	142,628	0.8
Rio Tinto Ltd.	10,106	655,762	3.7
Rio Tinto plc	5,420	289,830	1.6
Santos Ltd.	24,520	140,730	0.8
South32 Ltd.	75,610	129,739	0.7
Suncorp Group Ltd.	24,497	209,270	1.2
Telstra Corp. Ltd.	100,765	256,946	1.5
Treasury Wine Estates Ltd.	45,050	386,959	2.2
Wesfarmers Ltd.	15,160	454,830	2.6
Woolworths Group Ltd.	43,430	1,206,218	6.8

		9,119,106

Austria
Erste Group Bank AG	16,760	615,383	3.5
OMV AG	21,226	1,054,808	5.9

		1,670,191

Belgium
Ageas	4,548	250,784	1.4
Colruyt SA	670	33,549	0.2

	Shares	Value	% of Basket Value

Belgium (continued)
Groupe Bruxelles Lambert SA	6,756	$678,936	3.8%
KBC Group NV	5,190	380,818	2.1
UCB SA	2,931	269,717	1.5

		1,613,804

Canada
Bank of Montreal	7,800	594,872	3.3
Bank of Nova Scotia (The)	7,530	411,265	2.3
BCE, Inc.	9,103	428,943	2.4
Canadian Natural Resources Ltd.	2,250	63,280	0.4
Canadian Pacific Railway Ltd.	780	207,200	1.2
Canadian Tire Corp. Ltd., Class A	2,720	291,710	1.6
CGI, Inc.	8,925	683,369	3.8
Constellation Software, Inc.	100	105,112	0.6
Hydro One Ltd.	32,950	669,756	3.8
Imperial Oil Ltd.	21,048	499,083	2.8
Magna International, Inc.	6,631	336,125	1.9
Manulife Financial Corp.	17,230	335,643	1.9
National Bank of Canada	40,349	2,238,799	12.6
Nutrien Ltd.	6,010	256,567	1.4
Power Financial Corp.	3,270	84,876	0.5
Rogers Communications, Inc., Class B	3,700	185,252	1.0
Royal Bank of Canada	570	45,044	0.3
Sun Life Financial, Inc.	840	39,493	0.2
Suncor Energy, Inc.	17,389	531,498	3.0
TC Energy Corp.	850	46,611	0.3
Toronto-Dominion Bank (The)	3,510	193,986	1.1

		8,248,484

China
BOC Hong Kong Holdings Ltd.	300,000	991,675	5.6

Denmark
Carlsberg A/S, Class B	5,712	834,145	4.7
Demant A/S	10,940	354,761	2.0
GN Store Nord A/S	11,511	570,947	3.2
H Lundbeck A/S	15,960	678,178	3.8
Novo Nordisk A/S, Class B	4,248	258,583	1.5

		2,696,614

Finland
Kone OYJ, Class B	4,770	308,205	1.7
UPM-Kymmene OYJ	23,312	734,525	4.1

		1,042,730

France
Alstom SA	5,560	294,681	1.7
Arkema SA	1,722	157,786	0.9
Bouygues SA	5,800	229,156	1.3
Bureau Veritas SA	25,010	689,146	3.9
Capgemini SE	3,010	373,814	2.1
Carrefour SA	22,690	383,954	2.2
Cie de Saint-Gobain	20,420	770,413	4.3
Danone SA	5,757	460,701	2.6
Dassault Systemes SE	1,229	212,757	1.2
Eiffage SA	7,128	826,234	4.6
Hermes International	920	686,989	3.9
Kering SA	90	54,992	0.3
Legrand SA	4,923	393,898	2.2
L’Oreal SA	300	83,444	0.5
Orange SA	6,429	90,880	0.5
Peugeot SA	34,960	719,835	4.0
Publicis Groupe SA	11,470	508,456	2.9
Safran SA	2,270	366,008	2.1
Schneider Electric SE	1,053	105,012	0.6
Sodexo SA	2,760	288,985	1.6

CONSOLIDATED SCHEDULE OF INVESTMENTS	21

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

France (continued)
Suez	47,360	$777,218	4.4%
TOTAL SA	3,712	180,740	1.0
Veolia Environnement SA	14,897	439,468	2.5
Vinci SA	1,111	123,087	0.7
Vivendi SA	38,850	1,062,520	6.0

		10,280,174

Germany
adidas AG	2,189	691,974	3.9
Allianz SE (Registered)	2,333	556,989	3.1
BASF SE	3,460	233,539	1.3
Brenntag AG	10,220	528,886	3.0
Continental AG	2,860	326,375	1.8
Covestro AG	3,210	135,278	0.8
Deutsche Post AG (Registered)	2,570	89,667	0.5
Deutsche Telekom AG (Registered)	22,904	370,949	2.1
Evonik Industries AG	15,753	431,692	2.4
Hannover Rueck SE	4,710	914,524	5.2
HeidelbergCement AG	3,267	220,330	1.2
Henkel AG & Co. KGaA
(Preference)	8,360	850,233	4.8
HOCHTIEF AG	7,651	884,955	5.0
Knorr-Bremse AG	1,808	197,529	1.1
LEG Immobilien AG	1,565	193,028	1.1
Merck KGaA	5,800	743,731	4.2
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	3,777	1,113,612	6.3
RWE AG	473	16,398	0.1
Telefonica Deutschland Holding AG	25,800	78,201	0.4

		8,577,890

Hong Kong
AIA Group Ltd.	15,800	156,561	0.9
CK Asset Holdings Ltd.	63,000	402,504	2.3
CLP Holdings Ltd.	29,500	306,787	1.7
Hang Seng Bank Ltd.	28,200	570,016	3.2
Henderson Land Development Co. Ltd.	69,000	309,786	1.8
New World Development Co. Ltd.	88,000	109,924	0.6
Sun Hung Kai Properties Ltd.	25,500	355,224	2.0
Wharf Real Estate Investment Co. Ltd.	7,000	36,150	0.2

		2,246,952

Ireland
AerCap Holdings NV	3,310	187,379	1.1

Italy
Assicurazioni Generali SpA	5,605	109,217	0.6
Eni SpA	53,515	749,616	4.2
Ferrari NV	1,380	232,877	1.3
Intesa Sanpaolo SpA	60,360	149,905	0.9
Moncler SpA	1,625	69,944	0.4
Snam SpA	74,210	397,741	2.2

		1,709,300

Japan
Aeon Co. Ltd.	14,200	290,440	1.6
AGC, Inc.	6,400	215,733	1.2
Ajinomoto Co., Inc.	21,900	360,690	2.0
Asahi Group Holdings Ltd.	6,700	310,599	1.7
Asahi Kasei Corp.	4,000	40,913	0.2
Astellas Pharma, Inc.	47,300	835,797	4.7
Bridgestone Corp.	4,000	141,676	0.8
Canon, Inc.	10,700	280,600	1.6
Dai Nippon Printing Co. Ltd.	55,200	1,522,116	8.6
Denso Corp.	11,000	451,244	2.5

	Shares	Value	% of Basket Value

Japan (continued)
East Japan Railway Co.	5,800	$510,699	2.9%
FUJIFILM Holdings Corp.	14,300	710,202	4.0
Fujitsu Ltd.	800	84,586	0.5
Hitachi Ltd.	3,900	148,541	0.8
Honda Motor Co. Ltd.	300	7,673	0.0
Hoya Corp.	1,900	181,840	1.0
Inpex Corp.	12,700	118,544	0.7
ITOCHU Corp.	10,000	233,610	1.3
Itochu Techno-Solutions Corp.	2,500	73,622	0.4
Japan Post Holdings Co. Ltd.	9,900	90,057	0.5
Kao Corp.	2,600	207,369	1.2
Kikkoman Corp.	900	43,612	0.2
Kirin Holdings Co. Ltd.	3,600	79,065	0.4
Konami Holdings Corp.	3,200	123,928	0.7
Kyocera Corp.	5,600	367,956	2.1
Kyowa Kirin Co. Ltd.	10,100	237,444	1.3
Marubeni Corp.	19,000	136,527	0.8
MEIJI Holdings Co. Ltd.	10,400	731,888	4.1
Mitsubishi Chemical Holdings Corp.	43,500	314,373	1.8
Mitsubishi Corp.	2,500	64,089	0.4
Mitsubishi Electric Corp.	18,900	262,051	1.5
Mitsubishi Heavy Industries Ltd.	6,900	251,694	1.4
Mitsui & Co. Ltd.	14,000	248,999	1.4
MS&AD Insurance Group Holdings, Inc.	17,100	567,937	3.2
NEC Corp.	3,200	142,443	0.8
Nintendo Co. Ltd.	200	73,571	0.4
Nippon Steel Corp.	5,700	79,090	0.4
Nissan Motor Co. Ltd.	13,100	71,084	0.4
Nitori Holdings Co. Ltd.	1,100	170,941	1.0
Nitto Denko Corp.	800	44,470	0.3
Nomura Holdings, Inc.	31,100	159,213	0.9
Nomura Research Institute Ltd.	6,900	151,839	0.9
NTT Data Corp.	19,100	268,302	1.5
Obayashi Corp.	39,400	432,099	2.4
Olympus Corp.	12,300	198,734	1.1
Omron Corp.	6,000	343,590	1.9
Ono Pharmaceutical Co. Ltd.	33,700	776,005	4.4
ORIX Corp.	27,100	457,786	2.6
Otsuka Holdings Co. Ltd.	9,100	404,271	2.3
Panasonic Corp.	41,300	410,440	2.3
Recruit Holdings Co. Ltd.	4,200	163,700	0.9
Renesas Electronics Corp.	13,100	82,416	0.5
Ricoh Co. Ltd.	22,300	253,026	1.4
Rohm Co. Ltd.	900	64,742	0.4
Secom Co. Ltd.	6,700	587,943	3.3
Sekisui House Ltd.	66,400	1,427,744	8.0
Seven & i Holdings Co. Ltd.	11,800	452,451	2.5
Sharp Corp.	3,300	44,765	0.3
Shionogi & Co. Ltd.	1,400	83,264	0.5
Sompo Holdings, Inc.	1,100	41,100	0.2
Sony Corp.	2,400	167,825	0.9
Sumitomo Chemical Co. Ltd.	175,500	745,734	4.2
Sumitomo Corp.	31,100	462,603	2.6
Sumitomo Electric Industries Ltd.	19,600	261,300	1.5
Sumitomo Mitsui Financial Group, Inc.	16,200	569,583	3.2
T&D Holdings, Inc.	4,700	50,099	0.3
Tokio Marine Holdings, Inc.	1,600	86,850	0.5
Tokyo Electron Ltd.	1,500	329,919	1.9
Tokyu Corp.	7,900	139,216	0.8
Toray Industries, Inc.	13,400	87,680	0.5
Toshiba Corp.	21,500	687,148	3.9
Trend Micro, Inc.	7,800	407,553	2.3
West Japan Railway Co.	3,700	313,056	1.8

22	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Japan (continued)
Yamaha Corp.	1,300	$66,413	0.4%

		22,006,122

Luxembourg
Tenaris SA	32,310	333,911	1.9

Macau
Sands China Ltd.	148,800	717,559	4.1

Netherlands
Adyen NV	130	119,458	0.7
Akzo Nobel NV	20,786	1,961,524	11.0
EXOR NV	880	64,846	0.4
ING Groep NV	12,190	132,349	0.7
Koninklijke DSM NV	1,220	148,481	0.8
Koninklijke KPN NV	78,570	220,141	1.2
Koninklijke Philips NV	5,056	231,552	1.3
NN Group NV	13,090	454,335	2.6
Randstad NV	3,559	204,415	1.1
Royal Dutch Shell plc, Class A	23,516	617,539	3.5
Wolters Kluwer NV	5,404	406,065	2.3

		4,560,705

Norway
DNB ASA	13,490	235,840	1.3
Equinor ASA	44,759	807,792	4.6
Orkla ASA	37,270	359,797	2.0
Telenor ASA	1,282	23,167	0.2
Yara International ASA	1,530	55,562	0.3

		1,482,158

Portugal
Galp Energia SGPS SA	14,750	222,881	1.2
Jeronimo Martins SGPS SA	6,850	117,874	0.7

		340,755

Singapore
United Overseas Bank Ltd.	14,900	277,917	1.6

South Korea
Amorepacific Corp.	360	55,722	0.3
Hana Financial Group, Inc.	36,402	1,005,992	5.7
Hyundai Mobis Co. Ltd.	4,259	814,421	4.6
KB Financial Group, Inc.	9,934	365,426	2.1
Kia Motors Corp.	16,335	555,600	3.1
KT&G Corp.	8,750	695,307	3.9
LG Electronics, Inc.	9,510	518,570	2.9
LG Household & Health Care Ltd.	366	382,807	2.2
NCSoft Corp.	382	202,364	1.1
POSCO	906	164,139	0.9
Samsung Electronics Co. Ltd.	6,030	279,388	1.6
Samsung Electronics Co. Ltd. (Preference)	6,900	269,726	1.5
Shinhan Financial Group Co. Ltd.	17,282	563,969	3.2
SK Telecom Co. Ltd.	2,809	538,106	3.0

		6,411,537

Spain
ACS Actividades de Construccion y Servicios SA	47,508	1,579,501	8.9
Aena SME SA	3,172	587,075	3.3
Amadeus IT Group SA	2,760	216,401	1.2
Banco Bilbao Vizcaya Argentaria SA	44,770	231,756	1.3
Iberdrola SA	5,610	61,381	0.4
Repsol SA	66,205	911,165	5.1
Telefonica SA	50,160	339,268	1.9

		3,926,547

	Shares	Value	% of Basket Value

Sweden
Assa Abloy AB, Class B	2,480	$58,866	0.3%
Atlas Copco AB, Class A	17,051	548,280	3.1
Essity AB, Class B	21,570	684,760	3.9
Hennes & Mauritz AB, Class B	6,380	139,976	0.8
Investor AB, Class B	31,640	1,732,449	9.8
Kinnevik AB, Class B	3,978	95,982	0.5
Lundin Petroleum AB	7,790	236,930	1.3
Sandvik AB	15,015	274,049	1.5
Skanska AB, Class B	3,010	69,672	0.4
SKF AB, Class B	7,442	136,223	0.8
Swedish Match AB	5,827	329,448	1.9
Telefonaktiebolaget LM Ericsson, Class B	27,240	214,172	1.2
Volvo AB, Class B	75,967	1,298,560	7.3

		5,819,367

Switzerland
Adecco Group AG (Registered)	1,650	96,670	0.5
Coca-Cola HBC AG	23,540	864,676	4.9
Geberit AG (Registered)	1,810	955,194	5.4
Kuehne + Nagel International AG (Registered)	1,160	187,481	1.1
LafargeHolcim Ltd. (Registered) .	5,860	297,810	1.7
Logitech International SA (Registered)	16,358	732,796	4.1
Nestle SA (Registered)	6,580	725,726	4.1
Novartis AG (Registered)	2,670	252,230	1.4
Roche Holding AG	6,620	2,220,802	12.5
Schindler Holding AG	5,710	1,474,924	8.3
STMicroelectronics NV	17,700	492,805	2.8
Swatch Group AG (The)	3,290	825,286	4.7
Swiss Life Holding AG (Registered)	137	68,866	0.4
Swiss Prime Site AG (Registered)	3,830	467,586	2.6
Swisscom AG (Registered)	120	65,840	0.4

		9,728,692

Taiwan
Chunghwa Telecom Co. Ltd.	459,000	1,639,835	9.2
MediaTek, Inc.	36,000	455,486	2.6
Taiwan Semiconductor Manufacturing Co. Ltd.	46,000	474,454	2.7

		2,569,775

United Kingdom
Admiral Group plc	3,110	92,589	0.5
Associated British Foods plc	14,176	490,683	2.8
BAE Systems plc	9,710	80,719	0.5
Berkeley Group Holdings plc	1,802	124,688	0.7
BP plc	162,838	980,302	5.5
British American Tobacco plc	2,180	96,127	0.5
BT Group plc	13,220	28,092	0.2
Burberry Group plc	6,570	168,458	0.9
CK Hutchison Holdings Ltd.	71,000	627,336	3.5
Compass Group plc	4,762	117,727	0.7
Diageo plc	12,012	474,992	2.7
Experian plc	6,543	227,749	1.3
GlaxoSmithKline plc	8,467	198,800	1.1
Halma plc	13,083	363,138	2.0
Imperial Brands plc	4,170	106,928	0.6
Informa plc	3,540	36,161	0.2
InterContinental Hotels Group plc	5,996	369,330	2.1
ITV plc	305,800	544,817	3.1
JD Sports Fashion plc	4,380	47,366	0.3
Pearson plc	31,160	232,576	1.3
RELX plc	7,702	204,348	1.1
Rightmove plc	88,401	766,131	4.3

CONSOLIDATED SCHEDULE OF INVESTMENTS	23

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United Kingdom (continued)
Rolls-Royce Holdings plc	14,590	$128,514	0.7%
Sage Group plc (The)	38,175	371,658	2.1
Schroders plc	9,330	395,027	2.2
Smith & Nephew plc	37,346	898,579	5.1
Unilever plc	17,189	1,025,348	5.8
Vodafone Group plc	116,070	228,045	1.3
WPP plc	15,004	186,553	1.0

		9,612,781

United States
AbbVie, Inc.	601	48,693	0.3
Adobe, Inc.	2,200	772,508	4.4
AES Corp.	15,191	301,693	1.7
Aflac, Inc.	16,398	845,645	4.8
Agilent Technologies, Inc.	3,947	325,864	1.8
Air Products & Chemicals, Inc.	420	100,258	0.6
Akamai Technologies, Inc.	16,026	1,496,027	8.4
Alexion Pharmaceuticals, Inc.	2,130	211,701	1.2
Alliant Energy Corp.	10,979	651,713	3.7
Allstate Corp. (The)	4,685	555,360	3.1
Ally Financial, Inc.	30,438	974,929	5.5
Alphabet, Inc., Class C	366	524,484	3.0
Amdocs Ltd.	11,810	849,730	4.8
Ameren Corp.	4,044	331,810	1.9
American Electric Power Co., Inc.	4,923	513,075	2.9
American Express Co.	2,985	387,662	2.2
American Financial Group, Inc.	6,294	684,724	3.9
Ameriprise Financial, Inc.	4,211	696,542	3.9
AmerisourceBergen Corp.	13,060	1,117,414	6.3
AMETEK, Inc.	8,861	860,846	4.8
Amgen, Inc.	4,928	1,064,694	6.0
AO Smith Corp.	4,320	184,421	1.0
Applied Materials, Inc.	11,680	677,323	3.8
Arrow Electronics, Inc.	7,020	533,099	3.0
Aspen Technology, Inc.	6,596	784,792	4.4
Atmos Energy Corp.	4,060	475,142	2.7
Autodesk, Inc.	2,520	496,062	2.8
Automatic Data Processing, Inc.	2,978	510,399	2.9
AutoZone, Inc.	591	625,254	3.5
Avery Dennison Corp.	650	85,306	0.5
Axalta Coating Systems Ltd.	26,214	755,225	4.3
Bank of New York Mellon Corp. (The)	340	15,225	0.1
Baxter International, Inc.	3,189	284,523	1.6
Best Buy Co., Inc.	4,132	349,939	2.0
Biogen, Inc.	5,997	1,612,293	9.1
Bio-Rad Laboratories, Inc., Class A	1,440	519,725	2.9
Booking Holdings, Inc.	140	256,277	1.4
Booz Allen Hamilton Holding Corp.	13,944	1,088,190	6.1
Bright Horizons Family Solutions, Inc.	360	58,943	0.3
Bristol-Myers Squibb Co., CVR	1,987	6,915	0.0
Broadridge Financial Solutions, Inc.	530	63,150	0.4
Cabot Oil & Gas Corp.	11,192	157,695	0.9
Cadence Design Systems, Inc.	32,429	2,338,455	13.2
Campbell Soup Co.	109	5,274	0.0
Capital One Financial Corp.	7,660	764,468	4.3
Cardinal Health, Inc.	3,660	187,429	1.1
Carlisle Cos., Inc.	2,610	407,760	2.3
Carnival plc	8,490	346,746	2.0
CDW Corp.	3,246	423,441	2.4
Celanese Corp.	2,563	265,271	1.5
Cerner Corp.	7,180	515,739	2.9
CF Industries Holdings, Inc.	3,730	150,244	0.8
CH Robinson Worldwide, Inc.	6,127	442,492	2.5

	Shares	Value	% of Basket Value

United States (continued)
Chevron Corp.	3,727	$399,311	2.2%
Ciena Corp.	24,400	992,348	5.6
Cintas Corp.	3,792	1,057,854	6.0
Citizens Financial Group, Inc.	16,657	620,973	3.5
Citrix Systems, Inc.	6,723	814,962	4.6
CMS Energy Corp.	18,740	1,283,877	7.2
Colgate-Palmolive Co.	4,789	353,332	2.0
Columbia Sportswear Co.	696	65,368	0.4
Comcast Corp., Class A	20,502	885,481	5.0
Comerica, Inc.	16,409	1,003,574	5.7
Commerce Bancshares, Inc.	9	609	0.0
ConocoPhillips	11,067	657,712	3.7
Consolidated Edison, Inc.	3,770	354,380	2.0
Copart, Inc.	2,750	279,015	1.6
Corteva, Inc.	10,410	301,057	1.7
CSX Corp.	4,327	330,323	1.9
Cummins, Inc.	3,310	529,501	3.0
Cypress Semiconductor Corp.	1,790	41,761	0.2
Darden Restaurants, Inc.	5,021	584,595	3.3
DaVita, Inc.	12,530	1,000,771	5.6
Delta Air Lines, Inc.	5,030	280,372	1.6
Devon Energy Corp.	27,700	601,644	3.4
Discover Financial Services	20,117	1,511,390	8.5
Discovery, Inc., Class C	6,100	169,397	1.0
Dollar General Corp.	350	53,694	0.3
Dover Corp.	7,871	896,113	5.0
DTE Energy Co.	13,536	1,795,009	10.1
Dunkin’ Brands Group, Inc.	7,240	565,372	3.2
E*TRADE Financial Corp.	3,990	170,054	1.0
Eastman Chemical Co.	640	45,613	0.3
Eaton Corp. plc	1,369	129,329	0.7
eBay, Inc.	61,114	2,050,986	11.6
Edwards Lifesciences Corp.	320	70,355	0.4
Eli Lilly & Co.	5,100	712,164	4.0
Encompass Health Corp.	567	43,676	0.2
Entergy Corp.	5,660	744,403	4.2
EOG Resources, Inc.	2,390	174,255	1.0
Equitable Holdings, Inc.	28,671	688,677	3.9
Estee Lauder Cos., Inc. (The), Class A	1,387	270,687	1.5
Euronet Worldwide, Inc.	260	40,986	0.2
Evergy, Inc.	673	48,564	0.3
Exelon Corp.	4,340	206,541	1.2
Expedia Group, Inc.	5,070	549,842	3.1
Expeditors International of Washington, Inc.	42,289	3,088,789	17.4
Facebook, Inc., Class A	810	163,547	0.9
Fair Isaac Corp.	1,648	663,122	3.7
Fastenal Co.	4,998	174,330	1.0
Ferguson plc	5,790	519,953	2.9
Fifth Third Bancorp	17,077	485,841	2.7
FleetCor Technologies, Inc.	970	305,773	1.7
Fortinet, Inc.	5,719	659,744	3.7
Fortune Brands Home & Security, Inc.	3,610	248,043	1.4
Gap, Inc. (The)	9,760	169,922	1.0
Garmin Ltd.	6,497	629,884	3.5
General Mills, Inc.	3,040	158,749	0.9
General Motors Co.	10	334	0.0
Gilead Sciences, Inc.	15,881	1,003,679	5.7
Globe Life, Inc.	8,054	839,710	4.7
GoDaddy, Inc., Class A	4,420	297,068	1.7
HCA Healthcare, Inc.	4,961	688,587	3.9
HD Supply Holdings, Inc.	13,101	533,735	3.0
HEICO Corp., Class A	1,350	129,803	0.7

24	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
Henry Schein, Inc.	7,000	$482,580	2.7%
Hershey Co. (The)	2,091	324,460	1.8
Hewlett Packard Enterprise Co.	125,939	1,754,330	9.9
Hexcel Corp.	1,550	115,041	0.6
Hill-Rom Holdings, Inc.	3,413	363,450	2.0
Hilton Worldwide Holdings, Inc.	3,880	418,264	2.4
HollyFrontier Corp.	6,080	273,114	1.5
Hologic, Inc.	4,930	263,854	1.5
Home Depot, Inc. (The)	280	63,868	0.4
Honeywell International, Inc.	2,958	512,385	2.9
HP, Inc.	61,760	1,316,723	7.4
Hubbell, Inc.	1,560	223,439	1.3
IDEX Corp.	2,690	440,757	2.5
IDEXX Laboratories, Inc.	748	202,715	1.1
IHS Markit Ltd.	3,920	309,131	1.7
Incyte Corp.	6,790	496,145	2.8
Ingersoll-Rand plc	3,563	474,698	2.7
Intel Corp.	1,200	76,716	0.4
International Paper Co.	10,354	421,615	2.4
Interpublic Group of Cos., Inc. (The)	28,605	649,334	3.7
Intuit, Inc.	2,533	710,203	4.0
Jazz Pharmaceuticals plc	1,140	163,419	0.9
Johnson & Johnson	2,616	389,444	2.2
Johnson Controls International plc	6,410	252,875	1.4
JPMorgan Chase & Co.	1,820	240,895	1.4
Juniper Networks, Inc.	10,730	246,146	1.4
Kansas City Southern	2,880	485,827	2.7
Keysight Technologies, Inc.	6,640	617,454	3.5
Kohl’s Corp.	2,820	120,555	0.7
Lam Research Corp.	2,541	757,752	4.3
Liberty Media Corp-Liberty SiriusXM, Class C	27,820	1,363,736	7.7
Lincoln National Corp.	3,140	171,067	1.0
LKQ Corp.	1,550	50,662	0.3
Loews Corp.	9,630	495,464	2.8
LPL Financial Holdings, Inc.	8,540	786,790	4.4
Marathon Oil Corp.	94,780	1,077,649	6.1
Masco Corp.	4,842	230,092	1.3
Maxim Integrated Products, Inc.	9,204	553,344	3.1
McKesson Corp.	2,389	340,695	1.9
Medtronic plc	1,890	218,182	1.2
Merck & Co., Inc.	7,770	663,869	3.7
MetLife, Inc.	7,510	373,322	2.1
Mettler-Toledo International, Inc. .	110	83,290	0.5
Micron Technology, Inc.	7,970	423,127	2.4
Microsoft Corp.	530	90,222	0.5
Mondelez International, Inc., Class A	7,506	430,694	2.4
Monster Beverage Corp.	1,980	131,868	0.7
Morgan Stanley	8,700	454,662	2.6
Motorola Solutions, Inc.	957	169,389	1.0
NetApp, Inc.	17,440	931,296	5.2
Newmont Corp.	4,920	221,695	1.2
Nielsen Holdings plc	24,830	506,532	2.9
NIKE, Inc., Class B	1,800	173,340	1.0
NiSource, Inc.	3,430	100,533	0.6
Northern Trust Corp.	2,860	279,737	1.6
Norwegian Cruise Line Holdings Ltd.	12,450	670,433	3.8
NRG Energy, Inc.	59,415	2,191,819	12.3
NVR, Inc.	100	381,697	2.2
OGE Energy Corp.	9,712	445,295	2.5
Old Republic International Corp.	6,450	145,448	0.8
Omnicom Group, Inc.	12,086	910,197	5.1
Oracle Corp.	10,533	552,456	3.1
PACCAR, Inc.	3,775	280,143	1.6
Paychex, Inc.	19,813	1,699,361	9.6

	Shares	Value	% of Basket Value

United States (continued)
PayPal Holdings, Inc.	350	$39,862	0.2%
Pentair plc	9,138	392,294	2.2
PepsiCo, Inc.	265	37,635	0.2
Philip Morris International, Inc.	1,950	161,265	0.9
Phillips 66	2,400	219,288	1.2
Pinnacle West Capital Corp.	5,186	506,620	2.9
Pool Corp.	1,280	280,704	1.6
PPG Industries, Inc.	3,460	414,646	2.3
Public Service Enterprise Group, Inc.	4,305	254,856	1.4
PulteGroup, Inc.	3,470	154,936	0.9
PVH Corp.	850	74,095	0.4
Qorvo, Inc.	1,158	122,586	0.7
Quest Diagnostics, Inc.	280	30,988	0.2
Raymond James Financial, Inc.	1,960	179,203	1.0
Regeneron Pharmaceuticals, Inc.	374	126,390	0.7
Regions Financial Corp.	17,270	268,894	1.5
Reliance Steel & Aluminum Co.	3,580	410,984	2.3
Republic Services, Inc.	5,010	476,201	2.7
Robert Half International, Inc.	11,566	672,794	3.8
Rockwell Automation, Inc.	1,140	218,492	1.2
Royal Gold, Inc.	1,120	129,158	0.7
S&P Global, Inc.	930	273,169	1.5
Sabre Corp.	3,000	64,620	0.4
salesforce.com, Inc.	540	98,447	0.6
Sealed Air Corp.	5,420	192,410	1.1
SEI Investments Co.	990	64,607	0.4
Sempra Energy	630	101,203	0.6
ServiceNow, Inc.	1,442	487,728	2.7
Sherwin-Williams Co. (The)	280	155,957	0.9
Signature Bank	580	82,296	0.5
Snap-on, Inc.	1,390	221,886	1.3
Southwest Airlines Co.	2,616	143,828	0.8
Spirit AeroSystems Holdings, Inc., Class A	3,130	204,452	1.2
Starbucks Corp.	7,595	644,284	3.6
STERIS plc	3,499	527,264	3.0
Stryker Corp.	2,142	451,319	2.5
Synchrony Financial	20,399	661,132	3.7
Synopsys, Inc.	7,057	1,040,978	5.9
T Rowe Price Group, Inc.	7,810	1,042,869	5.9
Target Corp.	5,160	571,418	3.2
Teledyne Technologies, Inc.	917	334,760	1.9
Teradyne, Inc.	21,660	1,429,343	8.1
Texas Instruments, Inc.	8,869	1,070,045	6.0
TJX Cos., Inc. (The)	5,290	312,322	1.8
Tractor Supply Co.	12,221	1,135,942	6.4
Twitter, Inc.	1,470	47,746	0.3
United Continental Holdings, Inc.	5,966	446,257	2.5
United Parcel Service, Inc., Class B	1,800	186,336	1.1
Universal Health Services, Inc., Class B	1,770	242,685	1.4
US Bancorp	2,730	145,291	0.8
US Foods Holding Corp.	5,140	206,474	1.2
Veeva Systems, Inc., Class A	2,720	398,779	2.2
VeriSign, Inc.	2,293	477,265	2.7
Vertex Pharmaceuticals, Inc.	4,460	1,012,643	5.7
ViacomCBS, Inc.	2,938	100,274	0.6
Visa, Inc., Class A	11,227	2,233,836	12.6
Vistra Energy Corp.	19,270	433,960	2.4
VMware, Inc., Class A	420	62,185	0.4
Voya Financial, Inc.	13,553	809,521	4.6
Waste Management, Inc.	1,190	144,823	0.8
WEC Energy Group, Inc.	489	48,846	0.3
West Pharmaceutical Services, Inc.	2,902	452,567	2.6

CONSOLIDATED SCHEDULE OF INVESTMENTS	25

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
Western Union Co. (The)	8,311	$223,566	1.3%
Whirlpool Corp.	1,920	280,646	1.6
WR Berkley Corp.	3,490	256,620	1.4
WW Grainger, Inc.	998	302,065	1.7
Xcel Energy, Inc.	2,800	193,732	1.1
Xerox Holdings Corp.	12,760	453,873	2.6
Yum! Brands, Inc.	8,182	865,410	4.9
Zebra Technologies Corp., Class A	130	31,073	0.2
Zions Bancorp NA	10,735	488,335	2.8

		120,633,402

Total Reference Entity — Long		236,805,527

Reference Entity — Short

Australia
Australia & New Zealand Banking Group Ltd.	(16,160)	(275,082)	(1.5)
Brambles Ltd.	(24,820)	(207,307)	(1.2)
Commonwealth Bank of Australia	(5,850)	(331,212)	(1.9)
CSL Ltd.	(1,620)	(333,183)	(1.9)
Insurance Australia Group Ltd.	(83,420)	(392,249)	(2.2)
Lendlease Group	(47,110)	(565,804)	(3.2)
National Australia Bank Ltd.	(26,342)	(449,977)	(2.5)
Ramsay Health Care Ltd.	(12,780)	(672,259)	(3.8)
Sonic Healthcare Ltd.	(10,000)	(209,607)	(1.2)
Transurban Group	(13,860)	(144,474)	(0.8)
Westpac Banking Corp.	(41,610)	(695,363)	(3.9)

		(4,276,517)

Belgium
Anheuser-Busch InBev SA/NV	(4,917)	(370,939)	(2.1)
Proximus SADP	(7,190)	(204,858)	(1.1)
Umicore SA	(6,270)	(288,692)	(1.6)

		(864,489)

Bermuda
RenaissanceRe Holdings Ltd.	(540)	(102,298)	(0.6)

Canada
Alimentation Couche-Tard, Inc., Class B	(6,542)	(218,643)	(1.2)
Barrick Gold Corp.	(23,283)	(431,201)	(2.4)
Brookfield Asset Management, Inc. Class A	(10,620)	(650,050)	(3.7)
Canadian Imperial Bank of Commerce	(2,220)	(181,036)	(1.0)
Canadian National Railway Co.	(12,950)	(1,210,161)	(6.8)
Dollarama, Inc.	(5,460)	(186,029)	(1.1)
Enbridge, Inc.	(19,388)	(788,324)	(4.4)
Fortis, Inc.	(16,000)	(697,839)	(3.9)
Franco-Nevada Corp.	(480)	(54,561)	(0.3)
Great-West Lifeco, Inc.	(4,730)	(122,557)	(0.7)
Husky Energy, Inc.	(8,730)	(56,797)	(0.3)
Intact Financial Corp.	(4,120)	(446,339)	(2.5)
Inter Pipeline Ltd.	(19,330)	(322,069)	(1.8)
Loblaw Cos. Ltd.	(1,520)	(79,526)	(0.5)
Metro, Inc.	(31,270)	(1,274,759)	(7.2)
Shopify, Inc., Class A	(2,255)	(1,050,192)	(5.9)
Wheaton Precious Metals Corp.	(2,250)	(66,239)	(0.4)

		(7,836,322)

China
BeiGene Ltd., ADR	(2,570)	(391,565)	(2.2)

	Shares	Value	% of Basket Value

Denmark
AP Moller — Maersk A/S, Class B .	(60)	$(71,746)	(0.4)%
Chr Hansen Holding A/S	(7,603)	(565,836)	(3.2)
Danske Bank A/S	(10,320)	(172,275)	(1.0)
DSV PANALPINA A/S	(12,930)	(1,403,795)	(7.9)
Orsted A/S	(8,756)	(955,032)	(5.4)
Vestas Wind Systems A/S	(520)	(51,619)	(0.3)

		(3,220,303)

Finland
Elisa OYJ	(720)	(43,377)	(0.2)
Neste OYJ	(16,030)	(637,877)	(3.6)
Nokia OYJ	(133,490)	(519,637)	(2.9)
Nordea Bank Abp	(80,567)	(635,066)	(3.6)
Sampo OYJ, Class A	(10,280)	(465,347)	(2.6)
Wartsila OYJ Abp	(108,144)	(1,328,303)	(7.5)

		(3,629,607)

France
Accor SA	(9,285)	(380,130)	(2.1)
Aeroports de Paris	(2,913)	(551,141)	(3.1)
Air Liquide SA	(2,390)	(345,569)	(2.0)
Airbus SE	(780)	(114,554)	(0.7)
Atos SE	(930)	(77,124)	(0.4)
AXA SA	(63,247)	(1,681,838)	(9.5)
BNP Paribas SA	(4,120)	(218,638)	(1.2)
Bollore SA	(3)	(12)	(0.0)
Cie Generale des Etablissements Michelin SCA	(3,530)	(409,562)	(2.3)
Edenred	(1,242)	(67,070)	(0.4)
Electricite de France SA	(5,829)	(71,961)	(0.4)
EssilorLuxottica SA	(4,330)	(641,094)	(3.6)
Faurecia SE	(4,610)	(219,651)	(1.2)
Getlink	(12,893)	(227,449)	(1.3)
Ingenico Group SA	(1,350)	(156,996)	(0.9)
Ipsen SA	(740)	(54,916)	(0.3)
LVMH Moet Hennessy Louis Vuitton SE	(800)	(348,378)	(2.0)
Orpea	(640)	(83,324)	(0.5)
Remy Cointreau SA	(190)	(20,010)	(0.1)
Renault SA	(7,870)	(307,821)	(1.7)
SCOR SE	(9,210)	(391,452)	(2.2)
Societe Generale SA	(15,940)	(515,814)	(2.9)
Teleperformance	(1,269)	(318,389)	(1.8)
Ubisoft Entertainment SA	(1,620)	(122,863)	(0.7)
Valeo SA	(6,877)	(204,255)	(1.2)
Worldline SA/France	(2,740)	(193,077)	(1.1)

		(7,723,088)

Germany
Bayer AG (Registered)	(7,970)	(639,637)	(3.6)
Bayerische Motoren Werke AG	(8,225)	(585,879)	(3.3)
Beiersdorf AG	(1,220)	(138,551)	(0.8)
Commerzbank AG	(15,654)	(89,830)	(0.5)
Daimler AG (Registered)	(16,820)	(778,885)	(4.4)
Delivery Hero SE	(2,160)	(166,198)	(0.9)
Deutsche Bank AG (Registered) .	(70,290)	(643,080)	(3.6)
Deutsche Boerse AG	(3,067)	(497,846)	(2.8)
Deutsche Lufthansa AG (Registered)	(12,450)	(189,659)	(1.1)
E.ON SE	(30,340)	(343,782)	(1.9)
Fresenius SE & Co. KGaA	(890)	(45,444)	(0.3)
Infineon Technologies AG	(12,426)	(266,947)	(1.5)
KION Group AG	(4,329)	(270,960)	(1.5)
METRO AG	(1)	(14)	(0.0)
MTU Aero Engines AG	(380)	(115,089)	(0.6)

26	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Germany (continued)
Porsche Automobil Holding SE (Preference)	(8,650)	$(583,278)	(3.3)%
Puma SE	(2,460)	(196,979)	(1.1)
SAP SE	(1,220)	(158,882)	(0.9)
Siemens AG (Registered)	(440)	(54,269)	(0.3)
thyssenkrupp AG	(8,422)	(103,557)	(0.6)
Vonovia SE	(3,710)	(211,753)	(1.2)
Wirecard AG	(2,134)	(315,246)	(1.8)
Zalando SE	(9,133)	(437,287)	(2.5)

		(6,833,052)

Hong Kong
Hong Kong & China Gas Co. Ltd.	(635,200)	(1,215,569)	(6.8)
Hong Kong Exchanges & Clearing Ltd.	(13,600)	(446,861)	(2.5)
Techtronic Industries Co. Ltd.	(183,732)	(1,466,015)	(8.3)
WH Group Ltd.	(161,500)	(151,988)	(0.9)

		(3,280,433)

Italy
Atlantia SpA	(7,884)	(193,459)	(1.1)
Davide Campari-Milano SpA	(28,241)	(272,977)	(1.5)
Enel SpA	(40,370)	(351,878)	(2.0)
FinecoBank Banca Fineco SpA	(21,410)	(250,510)	(1.4)
Mediobanca Banca di Credito Finanziario SpA	(7,370)	(73,520)	(0.4)
Poste Italiane SpA	(17,860)	(204,587)	(1.1)
Recordati SpA	(4,130)	(176,725)	(1.0)
Telecom Italia SpA	(63,100)	(33,879)	(0.2)
UniCredit SpA	(9,110)	(121,685)	(0.7)

		(1,679,220)

Japan
Aisin Seiki Co. Ltd.	(4,100)	(136,489)	(0.8)
ANA Holdings, Inc.	(25,700)	(802,719)	(4.5)
Asahi Intecc Co. Ltd.	(4,700)	(129,497)	(0.7)
Bandai Namco Holdings, Inc.	(3,300)	(191,758)	(1.1)
Chubu Electric Power Co., Inc.	(36,900)	(501,128)	(2.8)
Chugai Pharmaceutical Co. Ltd.	(4,500)	(460,930)	(2.6)
Daifuku Co. Ltd.	(17,200)	(1,035,627)	(5.8)
Dai-ichi Life Holdings, Inc.	(5,800)	(86,079)	(0.5)
Daiichi Sankyo Co. Ltd.	(1,700)	(114,881)	(0.6)
Daito Trust Construction Co. Ltd.	(900)	(106,017)	(0.6)
Daiwa House Industry Co. Ltd.	(5,100)	(160,560)	(0.9)
Dentsu Group, Inc.	(2,500)	(82,848)	(0.5)
Disco Corp.	(1,700)	(391,583)	(2.2)
Eisai Co. Ltd.	(1,700)	(128,115)	(0.7)
FamilyMart Co. Ltd.	(14,300)	(312,744)	(1.8)
FANUC Corp.	(2,100)	(382,473)	(2.2)
Idemitsu Kosan Co. Ltd.	(8,700)	(217,137)	(1.2)
Japan Airlines Co. Ltd.	(29,000)	(815,783)	(4.6)
JFE Holdings, Inc.	(20,900)	(247,495)	(1.4)
JXTG Holdings, Inc.	(45,900)	(195,221)	(1.1)
Kansai Electric Power Co., Inc. (The)	(52,600)	(590,321)	(3.3)
KDDI Corp.	(8,700)	(262,906)	(1.5)
Keyence Corp.	(2,300)	(773,161)	(4.4)
Koito Manufacturing Co. Ltd.	(5,800)	(251,699)	(1.4)
Komatsu Ltd.	(7,200)	(159,199)	(0.9)
Kose Corp.	(1,700)	(218,894)	(1.2)
Kubota Corp.	(42,400)	(663,967)	(3.7)
LINE Corp.	(5,300)	(261,162)	(1.5)
M3, Inc.	(35,400)	(1,030,327)	(5.8)
Makita Corp.	(4,600)	(175,948)	(1.0)
MINEBEA MITSUMI, Inc.	(5,000)	(97,130)	(0.5)
Mitsubishi Estate Co. Ltd.	(9,900)	(193,886)	(1.1)

	Shares	Value	% of Basket Value

Japan (continued)
Mitsui Fudosan Co. Ltd.	(6,900)	$(182,750)	(1.0)%
MonotaRO Co. Ltd.	(26,700)	(640,473)	(3.6)
Murata Manufacturing Co. Ltd.	(3,000)	(169,844)	(1.0)
Nexon Co. Ltd.	(17,000)	(230,230)	(1.3)
Nidec Corp.	(2,500)	(314,427)	(1.8)
Nippon Telegraph & Telephone Corp.	(10,100)	(257,520)	(1.5)
NTT DOCOMO, Inc.	(8,600)	(244,347)	(1.4)
Obic Co. Ltd.	(2,500)	(340,654)	(1.9)
Oriental Land Co. Ltd.	(1,100)	(143,258)	(0.8)
Pan Pacific International Holdings Corp.	(7,500)	(121,026)	(0.7)
PeptiDream, Inc.	(5,300)	(250,889)	(1.4)
Rakuten, Inc.	(45,200)	(348,693)	(2.0)
Resona Holdings, Inc.	(5,000)	(20,619)	(0.1)
Shimadzu Corp.	(7,400)	(207,681)	(1.2)
Shimano, Inc.	(5,600)	(858,634)	(4.8)
Shimizu Corp.	(7,400)	(75,901)	(0.4)
Shin-Etsu Chemical Co. Ltd.	(2,000)	(228,728)	(1.3)
Shiseido Co. Ltd.	(6,200)	(399,160)	(2.2)
SMC Corp.	(1,000)	(431,669)	(2.4)
SoftBank Group Corp.	(15,758)	(636,222)	(3.6)
Subaru Corp.	(2,700)	(67,534)	(0.4)
Sumitomo Metal Mining Co. Ltd.	(21,400)	(608,412)	(3.4)
Sumitomo Mitsui Trust Holdings, Inc.	(11,400)	(420,317)	(2.4)
Suzuki Motor Corp.	(3,600)	(164,721)	(0.9)
Sysmex Corp.	(1,200)	(85,848)	(0.5)
Taisei Corp.	(20,700)	(826,422)	(4.7)
Takeda Pharmaceutical Co. Ltd.	(25,100)	(963,925)	(5.4)
TDK Corp.	(1,500)	(158,813)	(0.9)
Terumo Corp.	(9,300)	(334,761)	(1.9)
Tokyo Electric Power Co. Holdings, Inc.	(165,600)	(655,758)	(3.7)
Tokyo Gas Co. Ltd.	(17,200)	(378,159)	(2.1)
Toyota Motor Corp.	(3,600)	(250,300)	(1.4)
Unicharm Corp.	(10,600)	(362,771)	(2.0)
Yaskawa Electric Corp.	(18,300)	(626,441)	(3.5)

		(23,184,591)

Luxembourg
Eurofins Scientific SE	(180)	(96,814)	(0.6)
SES SA, FDR	(4,883)	(59,928)	(0.3)

		(156,742)

Macau
Galaxy Entertainment Group Ltd.	(116,000)	(759,171)	(4.3)

Netherlands
ABN AMRO Bank NV, CVA	(1,500)	(26,108)	(0.1)
Aegon NV	(123,380)	(499,677)	(2.8)
ASML Holding NV	(2,210)	(620,209)	(3.5)
Heineken NV	(2,700)	(293,779)	(1.7)
Koninklijke Vopak NV	(3,757)	(201,173)	(1.1)

		(1,640,946)

Norway
Aker BP ASA	(9,970)	(280,829)	(1.6)
Mowi ASA	(28,979)	(691,200)	(3.9)
Norsk Hydro ASA	(136,678)	(427,166)	(2.4)

		(1,399,195)

Portugal
EDP — Energias de Portugal SA	(50,410)	(252,803)	(1.4)

Singapore
Singapore Telecommunications Ltd.	(43,900)	(105,635)	(0.6)

CONSOLIDATED SCHEDULE OF INVESTMENTS	27

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

South Korea
Celltrion Healthcare Co. Ltd.	(9,767)	$(459,332)	(2.6)%
Hyundai Motor Co.	(4,275)	(443,797)	(2.5)
Kakao Corp.	(570)	(75,137)	(0.4)
LG Chem Ltd.	(8,552)	(2,384,638)	(13.4)
NAVER Corp.	(7,000)	(1,043,900)	(5.9)
Samsung Biologics Co. Ltd.	(1,450)	(582,784)	(3.3)
Samsung C&T Corp.	(1,280)	(115,188)	(0.7)
Samsung Electro-Mechanics Co. Ltd.	(985)	(100,989)	(0.6)
Samsung SDI Co. Ltd.	(6,972)	(1,587,094)	(8.9)
SK Hynix, Inc.	(7,963)	(605,876)	(3.4)
SK Innovation Co. Ltd.	(8,577)	(923,115)	(5.2)

		(8,321,850)

Spain
Banco Santander SA	(114,120)	(449,735)	(2.5)
CaixaBank SA	(208,090)	(608,200)	(3.4)
Cellnex Telecom SA	(3,443)	(171,238)	(1.0)
Endesa SA	(6,760)	(185,610)	(1.0)
Ferrovial SA	(7,667)	(243,546)	(1.4)
Grifols SA	(16,257)	(545,995)	(3.1)
Industria de Diseno Textil SA	(7,270)	(244,469)	(1.4)
Naturgy Energy Group SA	(5,980)	(157,721)	(0.9)
Siemens Gamesa Renewable Energy SA	(15,808)	(251,958)	(1.4)

		(2,858,472)

Sweden
Alfa Laval AB	(2,210)	(55,169)	(0.3)
Boliden AB	(21,960)	(521,335)	(2.9)
Electrolux AB	(4,280)	(101,677)	(0.6)
Hexagon AB, Class B	(810)	(44,035)	(0.3)
ICA Gruppen AB	(6,630)	(291,518)	(1.6)
Svenska Handelsbanken AB, Class A	(39,330)	(385,324)	(2.2)
Swedbank AB, Class A	(45,140)	(693,068)	(3.9)
Tele2 AB, Class B	(16,120)	(243,204)	(1.4)
Telia Co. AB	(121,780)	(520,785)	(2.9)

		(2,856,115)

Switzerland
ABB Ltd. (Registered)	(32,710)	(761,552)	(4.3)
Baloise Holding AG (Registered)	(3,100)	(560,104)	(3.2)
Cie Financiere Richemont SA (Registered)	(1,698)	(123,313)	(0.7)
Clariant AG (Registered)	(8,830)	(198,761)	(1.1)
Credit Suisse Group AG (Registered)	(66,370)	(839,246)	(4.7)
Julius Baer Group Ltd.	(1,280)	(63,959)	(0.4)
Lonza Group AG (Registered)	(4,978)	(2,044,415)	(11.5)
Partners Group Holding AG	(770)	(704,900)	(4.0)
Sika AG (Registered)	(5,013)	(901,465)	(5.1)
Sonova Holding AG (Registered)	(1,370)	(343,557)	(1.9)
Straumann Holding AG (Registered)	(140)	(133,438)	(0.8)
Swiss Re AG	(6,740)	(761,073)	(4.3)
Temenos AG (Registered)	(3,320)	(534,083)	(3.0)
UBS Group AG (Registered)	(31,270)	(388,362)	(2.2)
Zurich Insurance Group AG	(1,740)	(722,305)	(4.1)

		(9,080,533)

Taiwan
Delta Electronics, Inc.	(114,000)	(532,640)	(3.0)
Hon Hai Precision Industry Co. Ltd.	(240)	(653)	(0.0)
Largan Precision Co. Ltd.	(9,000)	(1,397,948)	(7.9)
Nanya Technology Corp.	(157,000)	(396,234)	(2.2)

		(2,327,475)

	Shares	Value	% of Basket Value

United Arab Emirates
NMC Health plc	(9,400)	$(159,859)	(0.9)%

United Kingdom
CNH Industrial NV	(34,290)	(326,612)	(1.8)
Coca-Cola European Partners plc	(4,400)	(231,484)	(1.3)
Fiat Chrysler Automobiles NV	(15,120)	(196,972)	(1.1)
Intertek Group plc	(1,575)	(119,508)	(0.7)
Linde plc	(6,700)	(1,360,971)	(7.7)
National Grid plc	(234)	(3,109)	(0.0)
Prudential plc	(4,830)	(85,879)	(0.5)
RSA Insurance Group plc	(24,840)	(180,221)	(1.0)
SSE plc	(2,870)	(57,130)	(0.3)

		(2,561,886)

United States
3M Co.	(2,697)	(427,906)	(2.4)
Abbott Laboratories	(1,480)	(128,967)	(0.7)
ABIOMED, Inc.	(2,840)	(529,064)	(3.0)
Activision Blizzard, Inc.	(10,858)	(634,976)	(3.6)
Advanced Micro Devices, Inc.	(22,111)	(1,039,217)	(5.9)
Alaska Air Group, Inc.	(6,387)	(412,536)	(2.3)
Albemarle Corp.	(11,544)	(926,752)	(5.2)
Align Technology, Inc.	(1,330)	(341,943)	(1.9)
Allegion plc	(3,460)	(447,447)	(2.5)
Allergan plc	(1,420)	(265,029)	(1.5)
Alnylam Pharmaceuticals, Inc.	(1,957)	(224,644)	(1.3)
Altria Group, Inc.	(13,975)	(664,232)	(3.7)
Amazon.com, Inc.	(80)	(160,698)	(0.9)
American Airlines Group, Inc.	(5,245)	(140,776)	(0.8)
American International Group, Inc.	(3,060)	(153,796)	(0.9)
Amphenol Corp., Class A	(7,618)	(757,762)	(4.3)
Analog Devices, Inc.	(4,850)	(532,287)	(3.0)
Aon plc	(2,620)	(577,055)	(3.3)
Apple, Inc.	(520)	(160,945)	(0.9)
Aptiv plc	(13,660)	(1,158,231)	(6.5)
Aqua America, Inc.	(27,441)	(1,425,286)	(8.0)
Aramark	(6,790)	(299,711)	(1.7)
Archer-Daniels-Midland Co.	(17,750)	(794,490)	(4.5)
Arconic, Inc.	(8,823)	(264,249)	(1.5)
Arista Networks, Inc.	(1,340)	(299,276)	(1.7)
Arthur J Gallagher & Co.	(16,197)	(1,661,326)	(9.4)
AT&T, Inc.	(8,480)	(319,018)	(1.8)
Baker Hughes Co.	(10,380)	(224,831)	(1.3)
Ball Corp.	(4,310)	(311,096)	(1.8)
Bank of America Corp.	(11,890)	(390,349)	(2.2)
Bausch Health Cos., Inc.	(16,120)	(442,172)	(2.5)
Becton Dickinson and Co.	(3,457)	(951,297)	(5.4)
BioMarin Pharmaceutical, Inc.	(1,078)	(90,013)	(0.5)
Bio-Techne Corp.	(5,360)	(1,125,439)	(6.3)
Black Knight, Inc.	(9,490)	(635,071)	(3.6)
Boeing Co. (The)	(3,420)	(1,088,483)	(6.1)
Boston Scientific Corp.	(12,149)	(508,679)	(2.9)
Broadcom, Inc.	(1,290)	(393,656)	(2.2)
Brown & Brown, Inc.	(9,886)	(443,881)	(2.5)
Brown-Forman Corp., Class B	(5,710)	(386,224)	(2.2)
Caesars Entertainment Corp.	(17,810)	(243,463)	(1.4)
Campbell Soup Co.	(111)	(5,371)	(0.0)
CarMax, Inc.	(1,650)	(160,116)	(0.9)
Carnival Corp.	(4,960)	(215,909)	(1.2)
Catalent, Inc.	(8,540)	(521,794)	(2.9)
Caterpillar, Inc.	(2,810)	(369,093)	(2.1)
Cboe Global Markets, Inc.	(5,460)	(672,781)	(3.8)
Centene Corp.	(4,239)	(266,252)	(1.5)
CenturyLink, Inc.	(15,650)	(213,779)	(1.2)
Ceridian HCM Holding, Inc.	(11,540)	(845,767)	(4.8)

28	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
Charles Schwab Corp. (The)	(5,045)	$(229,800)	(1.3)%
Charter Communications, Inc., Class A	(1,595)	(825,349)	(4.6)
Cheniere Energy, Inc.	(3,200)	(189,568)	(1.1)
Church & Dwight Co., Inc.	(7,983)	(592,498)	(3.3)
Cisco Systems, Inc.	(3,440)	(158,137)	(0.9)
Clorox Co. (The)	(4,330)	(681,152)	(3.8)
CME Group, Inc.	(8,468)	(1,838,487)	(10.4)
Coca-Cola Co. (The)	(12,580)	(734,672)	(4.1)
Cognex Corp.	(7,895)	(402,408)	(2.3)
Conagra Brands, Inc.	(9,490)	(312,411)	(1.8)
Concho Resources, Inc.	(18,670)	(1,414,813)	(8.0)
Constellation Brands, Inc., Class A	(3,050)	(574,315)	(3.2)
Continental Resources, Inc.	(8,690)	(236,542)	(1.3)
Cooper Cos., Inc. (The)	(980)	(339,952)	(1.9)
Corning, Inc.	(8,640)	(230,602)	(1.3)
CoStar Group, Inc.	(40)	(26,120)	(0.1)
Costco Wholesale Corp.	(1,230)	(375,790)	(2.1)
Credit Acceptance Corp.	(140)	(60,057)	(0.3)
Crown Holdings, Inc.	(2,366)	(175,155)	(1.0)
Danaher Corp.	(3,070)	(493,871)	(2.8)
Deere & Co.	(1,550)	(245,799)	(1.4)
Dell Technologies, Inc., Class C	(780)	(38,041)	(0.2)
DexCom, Inc.	(4,743)	(1,141,877)	(6.4)
DISH Network Corp., Class A	(6,800)	(249,968)	(1.4)
DocuSign, Inc.	(31,217)	(2,450,847)	(13.8)
Dollar Tree, Inc.	(8,295)	(722,246)	(4.1)
Dominion Energy, Inc.	(17,837)	(1,529,523)	(8.6)
Domino’s Pizza, Inc.	(620)	(174,685)	(1.0)
Dow, Inc.	(21,440)	(987,741)	(5.6)
DR Horton, Inc.	(18,349)	(1,086,261)	(6.1)
Duke Energy Corp.	(8,650)	(844,500)	(4.8)
DXC Technology Co.	(11,510)	(366,939)	(2.1)
Edison International	(15,470)	(1,184,229)	(6.7)
Elanco Animal Health, Inc.	(26,360)	(814,524)	(4.6)
Elastic NV	(5,710)	(370,465)	(2.1)
Emerson Electric Co.	(1,210)	(86,672)	(0.5)
EPAM Systems, Inc.	(480)	(109,507)	(0.6)
Equifax, Inc.	(16,671)	(2,498,983)	(14.1)
Erie Indemnity Co., Class A	(2,770)	(461,205)	(2.6)
Everest Re Group Ltd.	(3,850)	(1,064,794)	(6.0)
Eversource Energy	(1,080)	(99,835)	(0.6)
Exact Sciences Corp.	(7,669)	(715,364)	(4.0)
Exxon Mobil Corp.	(22,460)	(1,395,215)	(7.9)
FedEx Corp.	(1,910)	(276,262)	(1.6)
Fidelity National Financial, Inc.	(4,689)	(228,589)	(1.3)
Fidelity National Information Services, Inc.	(7,200)	(1,034,352)	(5.8)
First Republic Bank	(4,729)	(524,352)	(3.0)
Fiserv, Inc.	(8,344)	(989,682)	(5.6)
FLIR Systems, Inc.	(5,700)	(293,778)	(1.7)
FMC Corp.	(820)	(78,384)	(0.4)
Ford Motor Co.	(36,380)	(320,872)	(1.8)
Fortive Corp.	(1,160)	(86,919)	(0.5)
Franklin Resources, Inc.	(3,680)	(93,104)	(0.5)
Freeport-McMoRan, Inc.	(82,860)	(919,746)	(5.2)
Gardner Denver Holdings, Inc.	(17,450)	(616,160)	(3.5)
Gartner, Inc.	(2,916)	(468,834)	(2.6)
GCI Liberty, Inc., Class A	(6,760)	(494,697)	(2.8)
Gentex Corp.	(4,850)	(144,384)	(0.8)
Genuine Parts Co.	(7,810)	(730,782)	(4.1)
Global Payments, Inc.	(2,720)	(531,624)	(3.0)
Guidewire Software, Inc.	(7,156)	(805,050)	(4.5)
Halliburton Co.	(7,060)	(153,979)	(0.9)
Hasbro, Inc.	(3,320)	(338,208)	(1.9)

	Shares	Value	% of Basket Value

United States (continued)
Herbalife Nutrition Ltd.	(1,330)	$(51,671)	(0.3)%
Hess Corp.	(3,020)	(170,841)	(1.0)
Hormel Foods Corp.	(7,860)	(371,464)	(2.1)
Huntington Bancshares, Inc.	(6,225)	(84,473)	(0.5)
Huntington Ingalls Industries, Inc.	(430)	(112,230)	(0.6)
IAC/InterActiveCorp	(480)	(116,923)	(0.7)
Illinois Tool Works, Inc.	(3,550)	(621,179)	(3.5)
Illumina, Inc.	(540)	(156,638)	(0.9)
Intercontinental Exchange, Inc.	(2,310)	(230,399)	(1.3)
International Flavors & Fragrances, Inc.	(19,472)	(2,552,974)	(14.4)
Intuitive Surgical, Inc.	(1,301)	(728,274)	(4.1)
Invesco Ltd.	(13,502)	(233,585)	(1.3)
IPG Photonics Corp.	(8,535)	(1,089,663)	(6.1)
IQVIA Holdings, Inc.	(4,060)	(630,315)	(3.6)
Jack Henry & Associates, Inc.	(2,160)	(323,006)	(1.8)
Jacobs Engineering Group, Inc.	(3,240)	(299,797)	(1.7)
James Hardie Industries plc, CDI	(9,780)	(205,632)	(1.2)
JB Hunt Transport Services, Inc.	(1,525)	(164,593)	(0.9)
JM Smucker Co. (The)	(1,370)	(141,946)	(0.8)
Kellogg Co.	(7,480)	(510,211)	(2.9)
Keurig Dr Pepper, Inc.	(31,599)	(901,519)	(5.1)
Kimberly-Clark Corp.	(1,220)	(174,753)	(1.0)
Kinder Morgan, Inc.	(9,000)	(187,830)	(1.1)
Kraft Heinz Co. (The)	(18,270)	(533,484)	(3.0)
L3Harris Technologies, Inc.	(3,500)	(774,655)	(4.4)
Lamb Weston Holdings, Inc.	(2,720)	(248,363)	(1.4)
Las Vegas Sands Corp.	(2,480)	(161,969)	(0.9)
Leidos Holdings, Inc.	(2,230)	(224,048)	(1.3)
Lennar Corp., Class A	(12,064)	(800,567)	(4.5)
Lennox International, Inc.	(860)	(200,363)	(1.1)
Liberty Broadband Corp., Class C	(1,280)	(170,150)	(1.0)
Liberty Media Corp-Liberty Formula One, Class C	(1,702)	(79,637)	(0.4)
Live Nation Entertainment, Inc.	(8,260)	(563,002)	(3.2)
M&T Bank Corp.	(390)	(65,723)	(0.4)
Marathon Petroleum Corp.	(4,287)	(233,641)	(1.3)
MarketAxess Holdings, Inc.	(790)	(279,802)	(1.6)
Marriott International, Inc., Class A	(7,166)	(1,003,670)	(5.7)
Marsh & McLennan Cos., Inc.	(11,659)	(1,304,176)	(7.3)
Marvell Technology Group Ltd.	(33,501)	(805,364)	(4.5)
McCormick & Co., Inc. (Non-Voting)	(1,370)	(223,817)	(1.3)
McDonald’s Corp.	(3,650)	(780,990)	(4.4)
MGM Resorts International	(3,244)	(100,759)	(0.6)
Microchip Technology, Inc.	(5,621)	(547,935)	(3.1)
Middleby Corp. (The)	(4,140)	(464,342)	(2.6)
Mohawk Industries, Inc.	(1,090)	(143,531)	(0.8)
Molson Coors Beverage Co., Class B	(7,830)	(435,191)	(2.5)
Mosaic Co. (The)	(14,920)	(296,013)	(1.7)
MSCI, Inc.	(270)	(77,166)	(0.4)
Mylan NV	(1,652)	(35,386)	(0.2)
Nasdaq, Inc.	(2,750)	(320,265)	(1.8)
Netflix, Inc.	(2,860)	(986,957)	(5.6)
Newell Brands, Inc.	(14,974)	(292,442)	(1.6)
NextEra Energy, Inc.	(4,030)	(1,080,846)	(6.1)
Noble Energy, Inc.	(9,053)	(178,978)	(1.0)
Nordson Corp.	(3,642)	(614,988)	(3.5)
Norfolk Southern Corp.	(2,200)	(458,062)	(2.6)
NortonLifeLock, Inc.	(4,550)	(129,311)	(0.7)
Nucor Corp.	(4,430)	(210,381)	(1.2)
NVIDIA Corp.	(180)	(42,557)	(0.2)
Occidental Petroleum Corp.	(6,820)	(270,890)	(1.5)
Okta, Inc.	(1,240)	(158,782)	(0.9)
Old Dominion Freight Line, Inc.	(1,250)	(245,287)	(1.4)

CONSOLIDATED SCHEDULE OF INVESTMENTS	29

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
ON Semiconductor Corp.	(5,530)	$(128,019)	(0.7)%
ONEOK, Inc.	(6,100)	(456,707)	(2.6)
Owens Corning	(8,510)	(514,770)	(2.9)
Packaging Corp. of America	(2,910)	(278,632)	(1.6)
Palo Alto Networks, Inc.	(390)	(91,564)	(0.5)
Parker-Hannifin Corp.	(920)	(180,035)	(1.0)
Paycom Software, Inc.	(2,013)	(640,456)	(3.6)
PerkinElmer, Inc.	(2,510)	(232,125)	(1.3)
Perrigo Co. plc	(10,318)	(588,539)	(3.3)
Pfizer, Inc.	(2,070)	(77,087)	(0.4)
Pilgrim’s Pride Corp.	(7,520)	(195,896)	(1.1)
Pioneer Natural Resources Co.	(4,420)	(596,700)	(3.4)
Post Holdings, Inc.	(3,230)	(337,761)	(1.9)
PPL Corp.	(3,425)	(123,951)	(0.7)
PRA Health Sciences, Inc.	(423)	(42,854)	(0.2)
Principal Financial Group, Inc.	(3,530)	(186,913)	(1.1)
Procter & Gamble Co. (The)	(2,400)	(299,088)	(1.7)
Progressive Corp. (The)	(2,840)	(229,160)	(1.3)
Prudential Financial, Inc.	(5,200)	(473,512)	(2.7)
PTC, Inc.	(18,616)	(1,547,362)	(8.7)
QIAGEN NV	(24,748)	(835,468)	(4.7)
QUALCOMM, Inc.	(2,040)	(174,032)	(1.0)
ResMed, Inc.	(1,300)	(206,661)	(1.2)
RingCentral, Inc., Class A	(360)	(74,009)	(0.4)
Rollins, Inc.	(20,690)	(785,186)	(4.4)
Roper Technologies, Inc.	(120)	(45,799)	(0.3)
Royal Caribbean Cruises Ltd.	(1,840)	(215,427)	(1.2)
RPM International, Inc.	(1,600)	(114,192)	(0.6)
Sage Therapeutics, Inc.	(8,459)	(560,663)	(3.2)
Sarepta Therapeutics, Inc.	(8,900)	(1,032,044)	(5.8)
Seattle Genetics, Inc.	(8,940)	(969,007)	(5.5)
Sensata Technologies Holding plc	(17,633)	(833,512)	(4.7)
ServiceMaster Global Holdings, Inc.	(1,120)	(40,376)	(0.2)
Sirius XM Holdings, Inc.	(32,890)	(232,532)	(1.3)
Skyworks Solutions, Inc.	(1,440)	(162,936)	(0.9)
Splunk, Inc.	(3,210)	(498,385)	(2.8)
Spotify Technology SA	(1,580)	(223,254)	(1.3)
SS&C Technologies Holdings, Inc.	(12,889)	(812,136)	(4.6)
Stanley Black & Decker, Inc.	(874)	(139,254)	(0.8)
State Street Corp.	(8,396)	(634,989)	(3.6)
Steel Dynamics, Inc.	(3,030)	(90,536)	(0.5)
Sysco Corp.	(3,860)	(317,060)	(1.8)
Targa Resources Corp.	(28,485)	(1,039,703)	(5.9)
TD Ameritrade Holding Corp.	(1,710)	(81,191)	(0.5)
Teleflex, Inc.	(1,103)	(409,776)	(2.3)
Tesla, Inc.	(2,579)	(1,677,820)	(9.5)
Thermo Fisher Scientific, Inc.	(530)	(165,991)	(0.9)
Tiffany & Co.	(5,253)	(704,007)	(4.0)
Travelers Cos., Inc. (The)	(1,710)	(225,070)	(1.3)
Trimble, Inc.	(740)	(31,465)	(0.2)
Truist Financial Corp.	(23,330)	(1,203,128)	(6.8)
Twilio, Inc., Class A	(10,920)	(1,357,793)	(7.6)
Tyler Technologies, Inc.	(2,911)	(942,232)	(5.3)
Tyson Foods, Inc., Class A	(1,950)	(161,128)	(0.9)
Ubiquiti, Inc.	(590)	(96,418)	(0.5)
UGI Corp.	(7,310)	(304,023)	(1.7)
Union Pacific Corp.	(910)	(163,272)	(0.9)
United Rentals, Inc.	(340)	(46,135)	(0.3)
UnitedHealth Group, Inc.	(800)	(217,960)	(1.2)
Universal Display Corp.	(1,220)	(214,927)	(1.2)
Vail Resorts, Inc.	(2,110)	(494,816)	(2.8)
Valero Energy Corp.	(3,540)	(298,457)	(1.7)
Verisk Analytics, Inc.	(1,570)	(255,078)	(1.4)
VF Corp.	(1,810)	(150,176)	(0.8)
WABCO Holdings, Inc.	(620)	(84,103)	(0.5)

	Shares	Value	% of Basket Value

United States (continued)
Walmart, Inc.	(1,460)	$(167,155)	(0.9)%
Walt Disney Co. (The)	(22,075)	(3,053,193)	(17.2)
Waters Corp.	(680)	(152,177)	(0.9)
Wayfair, Inc., Class A	(9,362)	(877,219)	(4.9)
Wells Fargo & Co.	(16,390)	(769,347)	(4.3)
Western Digital Corp.	(10,014)	(655,917)	(3.7)
Westinghouse Air Brake Technologies Corp.	(7,530)	(556,166)	(3.1)
Westlake Chemical Corp.	(6,240)	(381,888)	(2.2)
WEX, Inc.	(590)	(127,983)	(0.7)
Willis Towers Watson plc	(525)	(110,927)	(0.6)
Wynn Resorts Ltd.	(2,534)	(319,689)	(1.8)
Xylem, Inc.	(8,947)	(730,612)	(4.1)
Zayo Group Holdings, Inc.	(5,890)	(204,678)	(1.2)
Zendesk, Inc.	(570)	(49,248)	(0.3)
Zimmer Biomet Holdings, Inc.	(2,264)	(334,846)	(1.9)

		(123,551,521)

Total Reference Entity — Short		(219,053,688)

Net Value of Reference Entity — Citibank NA		$17,751,839

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Credit Suisse International, as of January 31, 2020, expiration dates 02/13/20 — 02/08/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Australia
AGL Energy Ltd.	9,385	124,550	0.7
Aristocrat Leisure Ltd.	10,040	239,446	1.3
ASX Ltd.	7,390	418,095	2.3
Aurizon Holdings Ltd.	282,910	1,014,092	5.5
BHP Group Ltd.	17,286	443,281	2.4
BHP Group plc	26,472	576,206	3.1
Cochlear Ltd.	140	22,297	0.1
Newcrest Mining Ltd.	48,583	972,633	5.3
Oil Search Ltd.	7,530	35,991	0.2
QBE Insurance Group Ltd.	15,910	144,831	0.8
Rio Tinto Ltd.	4,887	317,109	1.7
Rio Tinto plc	8,830	472,178	2.6
South32 Ltd.	36,690	62,956	0.3
Suncorp Group Ltd.	14,429	123,262	0.7
Sydney Airport	64,280	357,533	1.9
Telstra Corp. Ltd.	78,689	200,653	1.1
Treasury Wine Estates Ltd.	25,070	215,340	1.2
Wesfarmers Ltd.	36,851	1,105,604	6.0
Woolworths Group Ltd.	19,120	531,036	2.9

		7,377,093

Austria
Erste Group Bank AG	8,070	296,309	1.6
OMV AG	13,215	656,708	3.6

		953,017

Belgium
Ageas	2,250	124,069	0.7
Colruyt SA	2,260	113,166	0.6
Groupe Bruxelles Lambert SA	7,123	715,817	3.9
KBC Group NV	4,920	361,007	2.0
UCB SA	4,808	442,443	2.4

		1,756,502

Canada
Bank of Montreal	6,737	513,802	2.8
Bank of Nova Scotia (The)	3,880	211,914	1.1
BCE, Inc.	6,700	315,711	1.7

30	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Canada (continued)
Canadian Natural Resources Ltd.	5,205	$146,388	0.8%
Canadian Pacific Railway Ltd.	521	138,399	0.7
Canadian Tire Corp. Ltd., Class A	4,764	510,922	2.8
CGI, Inc.	7,070	541,335	2.9
Constellation Software, Inc.	560	588,626	3.2
Hydro One Ltd.	26,630	541,293	2.9
Imperial Oil Ltd.	22,390	530,904	2.9
Magna International, Inc.	11,012	558,198	3.0
Manulife Financial Corp.	9,140	178,048	1.0
National Bank of Canada	15,310	849,489	4.6
Nutrien Ltd.	27,650	1,180,379	6.4
Power Financial Corp.	6,172	160,200	0.9
Restaurant Brands International, Inc.	3,270	199,503	1.1
Rogers Communications, Inc., Class B	9,574	479,351	2.6
Royal Bank of Canada	12,738	1,006,604	5.5
Sun Life Financial, Inc.	17,490	822,297	4.5
Suncor Energy, Inc.	25,811	788,919	4.3
Toronto-Dominion Bank (The)	20,530	1,134,626	6.2

		11,396,908

China
BOC Hong Kong Holdings Ltd.	103,000	340,475	1.9

Denmark
Carlsberg A/S, Class B	15,303	2,234,755	12.1
GN Store Nord A/S	4,130	204,849	1.1
H Lundbeck A/S	6,860	291,498	1.6
Novo Nordisk A/S, Class B	11,531	701,911	3.8

		3,433,013

Finland
Kone OYJ, Class B	7,350	474,907	2.6
UPM-Kymmene OYJ	9,753	307,302	1.7

		782,209

France
Alstom SA	14,860	787,584	4.3
Arkema SA	3,355	307,416	1.7
Bureau Veritas SA	5,220	143,836	0.8
Capgemini SE	1,310	162,690	0.9
Carrefour SA	27,840	471,100	2.6
Cie de Saint-Gobain	22,610	853,038	4.6
Danone SA	7,502	600,344	3.3
Dassault Systemes SE	233	40,336	0.2
Eiffage SA	8,377	971,010	5.3
Hermes International	1,190	888,605	4.8
Kering SA	50	30,551	0.2
Legrand SA	5,771	461,748	2.5
L’Oreal SA	740	205,828	1.1
Orange SA	36,491	515,836	2.8
Peugeot SA	28,325	583,219	3.2
Publicis Groupe SA	6,190	274,398	1.5
Safran SA	6,230	1,004,508	5.4
Schneider Electric SE	3,840	382,950	2.1
Sodexo SA	2,190	229,304	1.2
Suez	5,220	85,665	0.5
TOTAL SA	3,070	149,481	0.8
Veolia Environnement SA	12,105	357,103	1.9
Vinci SA	850	94,171	0.5
Vivendi SA	11,047	302,128	1.6

		9,902,849

Germany
adidas AG	2,190	692,291	3.8
Allianz SE (Registered)	3,057	729,839	4.0

	Shares	Value	% of Basket Value

Germany (continued)
BASF SE	3,560	$240,288	1.3%
Brenntag AG	11,560	598,231	3.2
Continental AG	2,590	295,564	1.6
Covestro AG	7,686	323,910	1.8
Deutsche Post AG (Registered)	26,043	908,638	4.9
Deutsche Telekom AG (Registered)	70,805	1,146,744	6.2
Evonik Industries AG	9,720	266,365	1.4
Hannover Rueck SE	1,978	384,061	2.1
HeidelbergCement AG	9,684	653,101	3.5
Henkel AG & Co. KGaA (Preference)	5,770	586,824	3.2
HOCHTIEF AG	10,944	1,265,840	6.9
Knorr-Bremse AG	1,050	114,715	0.6
LEG Immobilien AG	2,520	310,818	1.7
Merck KGaA	2,940	376,995	2.0
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	2,291	675,479	3.7
RWE AG	1,027	35,603	0.2
Telefonica Deutschland Holding AG	240,250	728,206	3.9
Volkswagen AG (Preference)	270	48,441	0.3

		10,381,953

Hong Kong
CK Asset Holdings Ltd.	84,000	536,672	2.9
CLP Holdings Ltd.	44,500	462,780	2.5
Hang Seng Bank Ltd.	43,600	881,301	4.8
Henderson Land Development Co. Ltd.	18,000	80,814	0.4
New World Development Co. Ltd.	218,000	272,311	1.5
Sun Hung Kai Properties Ltd.	24,500	341,294	1.9

		2,575,172

Ireland
AerCap Holdings NV	1,000	56,610	0.3

Italy
Assicurazioni Generali SpA	22,488	438,194	2.4
Eni SpA	27,380	383,528	2.1
Intesa Sanpaolo SpA	21,300	52,899	0.3
Moncler SpA	2,541	109,370	0.6
Snam SpA	17,290	92,669	0.5

		1,076,660

Japan
Aeon Co. Ltd.	6,400	130,902	0.7
AGC, Inc.	18,800	633,717	3.4
Ajinomoto Co., Inc.	30,900	508,918	2.8
Asahi Group Holdings Ltd.	11,400	528,482	2.9
Asahi Kasei Corp.	12,900	131,946	0.7
Astellas Pharma, Inc.	49,000	865,836	4.7
Bridgestone Corp.	13,300	471,073	2.6
Dai Nippon Printing Co. Ltd.	4,500	124,086	0.7
Daiwa Securities Group, Inc.	39,500	199,762	1.1
Denso Corp.	25,000	1,025,554	5.6
East Japan Railway Co.	100	8,805	0.0
FUJIFILM Holdings Corp.	10,200	506,578	2.7
Fujitsu Ltd.	2,200	232,612	1.3
Hitachi Ltd.	17,500	666,531	3.6
Honda Motor Co. Ltd.	3,800	97,186	0.5
Inpex Corp.	8,700	81,207	0.4
Japan Post Holdings Co. Ltd.	4,800	43,664	0.2
Japan Post Insurance Co. Ltd.	29,100	491,020	2.7
Kao Corp.	2,100	167,490	0.9
Kirin Holdings Co. Ltd.	10,300	226,214	1.2
Konami Holdings Corp.	3,800	147,164	0.8
Kyocera Corp.	6,100	400,809	2.2

CONSOLIDATED SCHEDULE OF INVESTMENTS	31

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Japan (continued)
Kyowa Kirin Co. Ltd.	6,400	$150,459	0.8%
Marubeni Corp.	35,800	257,245	1.4
MEIJI Holdings Co. Ltd.	13,200	928,934	5.0
Mitsubishi Chemical Holdings Corp.	68,100	492,157	2.7
Mitsubishi Corp.	3,900	99,979	0.5
Mitsubishi Electric Corp.	43,600	604,521	3.3
Mitsubishi Heavy Industries Ltd.	13,100	477,854	2.6
Mitsui & Co. Ltd.	8,300	147,621	0.8
MS&AD Insurance Group Holdings, Inc.	11,800	391,910	2.1
NEC Corp.	6,000	267,080	1.5
Nintendo Co. Ltd.	700	257,499	1.4
Nippon Steel Corp.	13,900	192,869	1.0
Nissan Motor Co. Ltd.	65,700	356,508	1.9
Nitto Denko Corp.	3,000	166,764	0.9
Nomura Holdings, Inc.	15,900	81,399	0.4
Nomura Research Institute Ltd.	15,500	341,088	1.9
NTT Data Corp.	33,200	466,368	2.5
Obayashi Corp.	64,600	708,466	3.8
Omron Corp.	8,600	492,478	2.7
Ono Pharmaceutical Co. Ltd.	31,400	723,043	3.9
ORIX Corp.	9,100	153,721	0.8
Otsuka Holdings Co. Ltd.	29,500	1,310,549	7.1
Panasonic Corp.	82,400	818,893	4.4
Recruit Holdings Co. Ltd.	6,600	257,244	1.4
Renesas Electronics Corp.	19,300	121,422	0.7
Ricoh Co. Ltd.	10,400	118,003	0.6
Rohm Co. Ltd.	3,600	258,968	1.4
Secom Co. Ltd.	2,300	201,831	1.1
Sekisui House Ltd.	73,000	1,569,658	8.5
Seven & i Holdings Co. Ltd.	14,600	559,813	3.0
Shionogi & Co. Ltd.	7,700	457,951	2.5
Sony Corp.	4,800	335,649	1.8
Sumitomo Chemical Co. Ltd.	255,200	1,084,396	5.9
Sumitomo Electric Industries Ltd.	46,700	622,587	3.4
Sumitomo Mitsui Financial Group, Inc.	14,300	502,780	2.7
Tokio Marine Holdings, Inc.	3,500	189,984	1.0
Tokyo Electron Ltd.	300	65,984	0.4
Toray Industries, Inc.	30,600	200,225	1.1
Toshiba Corp.	10,500	335,584	1.8
Trend Micro, Inc.	3,500	182,876	1.0
West Japan Railway Co.	1,500	126,915	0.7
Yamaha Motor Co. Ltd.	12,600	233,826	1.3

		25,002,657

Luxembourg
Tenaris SA	38,311	395,928	2.2

Macau
Sands China Ltd.	80,400	387,714	2.1

Netherlands
Adyen NV	150	137,836	0.7
Akzo Nobel NV	36,404	3,435,357	18.6
EXOR NV	3,738	275,446	1.5
Koninklijke Ahold Delhaize NV	7,360	180,625	1.0
Koninklijke DSM NV	1,747	212,620	1.1
Koninklijke Philips NV	2,418	110,738	0.6
NN Group NV	10,403	361,073	2.0
Randstad NV	6,520	374,483	2.0
Royal Dutch Shell plc, Class A	41,280	1,084,029	5.9
Wolters Kluwer NV	8,008	601,734	3.3

		6,773,941

	Shares	Value	% of Basket Value

Norway
Equinor ASA	51,025	$920,878	5.0%
Orkla ASA	46,560	449,480	2.4
Telenor ASA	23,840	430,814	2.3
Yara International ASA	1,720	62,463	0.4

		1,863,635

Portugal
Galp Energia SGPS SA	5,260	79,482	0.4
Jeronimo Martins SGPS SA	11,890	204,602	1.1

		284,084

Russia
Evraz plc	17,290	80,274	0.4

Singapore
Mapletree Industrial Trust	3,900	7,927	0.1
United Overseas Bank Ltd.	36,900	688,263	3.7

		696,190

South Korea
Hana Financial Group, Inc.	15,114	417,685	2.3
Hyundai Mobis Co. Ltd.	1,940	370,974	2.0
KB Financial Group, Inc.	14,499	533,351	2.9
Kia Motors Corp.	16,000	544,205	3.0
KT&G Corp.	9,666	768,096	4.2
LG Electronics, Inc.	5,120	279,188	1.5
LG Household & Health Care Ltd.	458	479,032	2.6
NCSoft Corp.	559	296,129	1.6
POSCO	1,148	207,981	1.1
Samsung Electronics Co. Ltd.	9,600	444,797	2.4
Samsung Electronics Co. Ltd. (Preference)	4,540	177,472	1.0
Shinhan Financial Group Co. Ltd.	27,555	899,211	4.9
SK Telecom Co. Ltd.	2,150	411,865	2.2

		5,829,986

Spain
ACS Actividades de Construccion y Servicios SA	28,353	942,654	5.1
Aena SME SA	2,560	473,806	2.6
Amadeus IT Group SA	1,970	154,460	0.8
Banco Bilbao Vizcaya Argentaria SA	76,880	397,977	2.2
Iberdrola SA	16,235	177,633	1.0
Repsol SA	29,571	406,979	2.2
Telefonica SA	89,897	608,037	3.3

		3,161,546

Sweden
Assa Abloy AB, Class B	4,300	102,066	0.6
Atlas Copco AB, Class A	12,993	412,747	2.2
Essity AB, Class B	45,894	1,456,948	7.9
Hennes & Mauritz AB, Class B	25,639	562,514	3.0
Investor AB, Class B	16,921	926,510	5.0
Kinnevik AB, Class B	3,800	91,687	0.5
Lundin Petroleum AB	12,110	368,322	2.0
Sandvik AB	7,658	139,771	0.8
SKF AB, Class B	2,640	48,324	0.3
Swedish Match AB	14,101	797,244	4.3
Telefonaktiebolaget LM Ericsson, Class B	6,950	54,644	0.3
Volvo AB, Class B	20,322	347,379	1.9

		5,308,156

Switzerland
Adecco Group AG (Registered)	8,010	469,291	2.5
Coca-Cola HBC AG	10,678	392,226	2.1
Geberit AG (Registered)	1,390	733,547	4.0

32	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Switzerland (continued)
Kuehne + Nagel International AG (Registered)	540	$87,276	0.5%
LafargeHolcim Ltd. (Registered)	4,820	244,956	1.3
Logitech International SA (Registered)	6,674	298,978	1.6
Nestle SA (Registered)	13,157	1,451,121	7.9
Novartis AG (Registered)	4,678	441,922	2.4
Roche Holding AG	814	273,071	1.5
Schindler Holding AG	3,190	823,995	4.5
STMicroelectronics NV	20,185	561,992	3.1
Swatch Group AG (The)	5,040	1,264,268	6.9
Swiss Life Holding AG (Registered)	1,214	610,247	3.3
Swiss Prime Site AG (Registered)	2,430	296,667	1.6
Swisscom AG (Registered)	877	481,178	2.6

		8,430,735

United Kingdom
Admiral Group plc	1,750	52,100	0.3
Associated British Foods plc	41,899	1,450,278	7.9
AVEVA Group plc	4,180	271,051	1.5
BAE Systems plc	12,320	102,416	0.6
BP plc	57,212	344,422	1.9
British American Tobacco plc	770	33,953	0.2
BT Group plc	22,030	46,813	0.3
Burberry Group plc	7,530	193,072	1.0
CK Hutchison Holdings Ltd.	37,500	331,339	1.8
Compass Group plc	15,510	383,442	2.1
Experian plc	9,280	323,018	1.7
GlaxoSmithKline plc	43,227	1,014,945	5.5
Halma plc	28,340	786,618	4.3
Imperial Brands plc	16,970	435,149	2.4
Informa plc	5,659	57,807	0.3
InterContinental Hotels Group plc	2,150	132,432	0.7
ITV plc	90,876	161,906	0.9
Pearson plc	38,020	283,779	1.5
RELX plc	4,910	130,271	0.7
Rentokil Initial plc	17,420	107,282	0.6
Rightmove plc	195,590	1,695,089	9.2
Rolls-Royce Holdings plc	18,640	164,187	0.9
Sage Group plc (The)	60,820	592,121	3.2
Schroders plc	2,150	91,030	0.5
Smith & Nephew plc	20,681	497,604	2.7
Unilever plc	9,365	558,635	3.0
Vodafone Group plc	336,930	661,973	3.6
WPP plc	28,120	349,632	1.9

		11,252,364

United States
AbbVie, Inc.	10,058	814,899	4.4
Adobe, Inc.	1,420	498,619	2.7
Advance Auto Parts, Inc.	920	121,210	0.7
AES Corp.	5,289	105,040	0.6
Aflac, Inc.	13,765	709,861	3.9
Agilent Technologies, Inc.	1,703	140,600	0.8
Air Products & Chemicals, Inc.	760	181,420	1.0
Akamai Technologies, Inc.	11,652	1,087,714	5.9
Alexion Pharmaceuticals, Inc.	11,230	1,116,150	6.1
Alleghany Corp.	80	63,813	0.3
Alliant Energy Corp.	17,626	1,046,279	5.7
Allstate Corp. (The)	16,292	1,931,254	10.5
Ally Financial, Inc.	51,820	1,659,795	9.0
Alphabet, Inc., Class A	430	616,095	3.3
Amdocs Ltd.	17,662	1,270,781	6.9
Ameren Corp.	2,207	181,084	1.0
American Electric Power Co., Inc.	2,116	220,530	1.2

	Shares	Value	% of Basket Value

United States (continued)
American Express Co.	1,982	$257,402	1.4%
American Financial Group, Inc.	7,896	859,006	4.7
American Water Works Co., Inc.	1,350	183,870	1.0
Ameriprise Financial, Inc.	2,089	345,541	1.9
AmerisourceBergen Corp.	8,080	691,325	3.8
AMETEK, Inc.	11,060	1,074,479	5.8
Amgen, Inc.	1,817	392,563	2.1
AO Smith Corp.	990	42,263	0.2
Applied Materials, Inc.	11,795	683,992	3.7
Arch Capital Group Ltd.	6,480	286,157	1.6
Arrow Electronics, Inc.	3,020	229,339	1.2
Aspen Technology, Inc.	6,138	730,299	4.0
Athene Holding Ltd., Class A	7,418	323,128	1.8
Atmos Energy Corp.	8,740	1,022,842	5.5
Autodesk, Inc.	750	147,638	0.8
Automatic Data Processing, Inc.	3,981	682,304	3.7
AutoZone, Inc.	232	245,447	1.3
Avery Dennison Corp.	2,492	327,050	1.8
Axalta Coating Systems Ltd.	31,042	894,320	4.9
Bank of New York Mellon Corp. (The)	590	26,420	0.1
Baxter International, Inc.	992	88,506	0.5
Best Buy Co., Inc.	12,835	1,086,996	5.9
Biogen, Inc.	10,180	2,736,893	14.8
Bio-Rad Laboratories, Inc., Class A	2,080	750,714	4.1
Booking Holdings, Inc.	330	604,082	3.3
Booz Allen Hamilton Holding Corp.	7,201	561,966	3.0
Bright Horizons Family Solutions, Inc.	1,190	194,839	1.1
Bristol-Myers Squibb Co.	11,518	725,058	3.9
Bristol-Myers Squibb Co., CVR	8,815	30,676	0.2
Bruker Corp.	1,760	87,067	0.5
Cabot Oil & Gas Corp.	26,201	369,172	2.0
Cadence Design Systems, Inc.	9,790	705,957	3.8
Capital One Financial Corp.	12,275	1,225,045	6.6
Cardinal Health, Inc.	14,174	725,851	3.9
Carlisle Cos., Inc.	4,920	768,652	4.2
Carnival plc	5,660	231,164	1.3
CDW Corp.	2,285	298,078	1.6
Celanese Corp.	1,868	193,338	1.0
Cerner Corp.	18,570	1,333,883	7.2
CF Industries Holdings, Inc.	4,850	195,358	1.1
CH Robinson Worldwide, Inc.	11,383	822,080	4.5
Chevron Corp.	600	64,284	0.3
Ciena Corp.	12,920	525,456	2.9
Cintas Corp.	2,520	703,004	3.8
Citigroup, Inc.	18,150	1,350,542	7.3
Citizens Financial Group, Inc.	11,601	432,485	2.3
Citrix Systems, Inc.	10,481	1,270,507	6.9
CMS Energy Corp.	6,350	435,039	2.4
Colgate-Palmolive Co.	5,378	396,789	2.2
Comcast Corp., Class A	12,575	543,114	2.9
Comerica, Inc.	2,167	132,534	0.7
ConocoPhillips	10,957	651,175	3.5
Consolidated Edison, Inc.	1,890	177,660	1.0
Copart, Inc.	440	44,642	0.2
Corteva, Inc.	20,660	597,487	3.2
CSX Corp.	982	74,966	0.4
Cummins, Inc.	7,147	1,143,306	6.2
Cypress Semiconductor Corp.	3,500	81,655	0.4
Darden Restaurants, Inc.	5,529	643,741	3.5
DaVita, Inc.	3,880	309,896	1.7
Delta Air Lines, Inc.	990	55,183	0.3
Devon Energy Corp.	35,023	760,700	4.1
Discover Financial Services	11,209	842,132	4.6

CONSOLIDATED SCHEDULE OF INVESTMENTS	33

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
Dollar General Corp.	1,950	$299,150	1.6%
Dover Corp.	6,363	724,428	3.9
DTE Energy Co.	4,160	551,658	3.0
Dunkin’ Brands Group, Inc.	13,380	1,044,844	5.7
E*TRADE Financial Corp.	1,900	80,978	0.4
Eaton Corp. plc	4,252	401,686	2.2
eBay, Inc.	20,665	693,517	3.8
Edwards Lifesciences Corp.	1,790	393,549	2.1
Electronic Arts, Inc.	530	57,198	0.3
Eli Lilly & Co.	3,344	466,956	2.5
Entergy Corp.	8,134	1,069,784	5.8
EOG Resources, Inc.	3,000	218,730	1.2
Equitable Holdings, Inc.	1,723	41,386	0.2
Estee Lauder Cos., Inc. (The), Class A	6,298	1,229,118	6.7
Euronet Worldwide, Inc.	1,170	184,439	1.0
Evergy, Inc.	1,427	102,972	0.6
Exelon Corp.	14,740	701,477	3.8
Expedia Group, Inc.	9,290	1,007,501	5.5
Expeditors International of Washington, Inc.	10,147	741,137	4.0
Fair Isaac Corp.	1,074	432,156	2.3
Fastenal Co.	8,856	308,897	1.7
Ferguson plc	6,450	579,222	3.1
Fifth Third Bancorp	6,140	174,683	0.9
FleetCor Technologies, Inc.	1,280	403,494	2.2
Fortinet, Inc.	2,112	243,640	1.3
Fortune Brands Home & Security, Inc.	1,718	118,044	0.6
Gap, Inc. (The)	11,520	200,563	1.1
Garmin Ltd.	2,651	257,014	1.4
General Mills, Inc.	2,980	155,616	0.8
General Motors Co.	14,129	471,767	2.6
Gilead Sciences, Inc.	19,074	1,205,477	6.5
Globe Life, Inc.	10,100	1,053,026	5.7
GoDaddy, Inc., Class A	3,540	237,923	1.3
HCA Healthcare, Inc.	7,968	1,105,958	6.0
HD Supply Holdings, Inc.	11,750	478,695	2.6
HEICO Corp., Class A	990	95,189	0.5
Henry Schein, Inc.	12,915	890,360	4.8
Hershey Co. (The)	6,140	952,744	5.2
Hewlett Packard Enterprise Co.	46,503	647,787	3.5
Hexcel Corp.	530	39,337	0.2
Hill-Rom Holdings, Inc.	1,291	137,479	0.7
Hilton Worldwide Holdings, Inc.	7,544	813,243	4.4
HollyFrontier Corp.	10,110	454,141	2.5
Hologic, Inc.	5,950	318,444	1.7
Home Depot, Inc. (The)	1,679	382,980	2.1
Honeywell International, Inc.	3,512	608,349	3.3
HP, Inc.	24,262	517,266	2.8
Hubbell, Inc.	1,130	161,850	0.9
IDEX Corp.	3,311	542,507	2.9
IDEXX Laboratories, Inc.	1,801	488,089	2.6
IHS Markit Ltd.	440	34,698	0.2
Incyte Corp.	5,067	370,246	2.0
Ingersoll-Rand plc	3,721	495,749	2.7
International Business Machines Corp.	7,240	1,040,605	5.6
International Paper Co.	6,020	245,134	1.3
Interpublic Group of Cos., Inc. (The)	18,493	419,791	2.3
Intuit, Inc.	627	175,798	1.0
Jazz Pharmaceuticals plc	2,130	305,336	1.7
Johnson & Johnson	3,969	590,865	3.2
Johnson Controls International plc	6,600	260,370	1.4
JPMorgan Chase & Co.	1,240	164,126	0.9

	Shares	Value	% of Basket Value

United States (continued)
Juniper Networks, Inc.	6,140	$140,852	0.8%
Kansas City Southern	760	128,204	0.7
Keysight Technologies, Inc.	3,770	350,572	1.9
Kohl’s Corp.	810	34,628	0.2
Lam Research Corp.	2,410	718,686	3.9
Liberty Media Corp-Liberty SiriusXM, Class C	18,909	926,919	5.0
LKQ Corp.	2,480	81,059	0.4
Loews Corp.	2,380	122,451	0.7
LPL Financial Holdings, Inc.	6,880	633,854	3.4
Marathon Oil Corp.	44,640	507,557	2.8
Masco Corp.	2,789	132,533	0.7
Masimo Corp.	1,100	187,660	1.0
Maxim Integrated Products, Inc.	2,019	121,382	0.7
McKesson Corp.	11,990	1,709,894	9.3
Medtronic plc	450	51,948	0.3
Merck & Co., Inc.	10,132	865,678	4.7
MetLife, Inc.	11,075	550,538	3.0
Mettler-Toledo International, Inc.	612	463,394	2.5
Microsoft Corp.	10,420	1,773,797	9.6
Mondelez International, Inc., Class A	5,995	343,993	1.9
Monster Beverage Corp.	3,110	207,126	1.1
Morgan Stanley	9,847	514,604	2.8
Motorola Solutions, Inc.	439	77,703	0.4
NetApp, Inc.	4,734	252,796	1.4
Nielsen Holdings plc	7,324	149,410	0.8
NIKE, Inc., Class B	9,401	905,316	4.9
NiSource, Inc.	9,690	284,014	1.5
Northern Trust Corp.	5,360	524,262	2.8
Norwegian Cruise Line Holdings Ltd.	9,480	510,498	2.8
NRG Energy, Inc.	20,727	764,619	4.1
NVR, Inc.	80	305,358	1.7
OGE Energy Corp.	7,932	363,682	2.0
Omnicom Group, Inc.	2,004	150,921	0.8
Oracle Corp.	6,756	354,352	1.9
PACCAR, Inc.	2,500	185,525	1.0
Paychex, Inc.	14,959	1,283,033	7.0
PayPal Holdings, Inc.	2,870	326,864	1.8
Pentair plc	1,700	72,981	0.4
PepsiCo, Inc.	2,340	332,327	1.8
Philip Morris International, Inc.	470	38,869	0.2
Phillips 66	3,298	301,338	1.6
Pinnacle West Capital Corp.	7,223	705,615	3.8
Pool Corp.	490	107,457	0.6
PPG Industries, Inc.	2,920	349,933	1.9
Public Service Enterprise Group, Inc.	3,820	226,144	1.2
PulteGroup, Inc.	5,340	238,431	1.3
Qorvo, Inc.	4,507	477,111	2.6
Quest Diagnostics, Inc.	2,120	234,620	1.3
Raymond James Financial, Inc.	3,490	319,091	1.7
Regeneron Pharmaceuticals, Inc.	2,344	792,131	4.3
Regions Financial Corp.	14,783	230,171	1.2
Reliance Steel & Aluminum Co.	11,280	1,294,944	7.0
Republic Services, Inc.	765	72,713	0.4
Robert Half International, Inc.	8,774	510,384	2.8
Rockwell Automation, Inc.	1,570	300,906	1.6
Royal Gold, Inc.	2,130	245,632	1.3
S&P Global, Inc.	380	111,617	0.6
salesforce.com, Inc.	790	144,025	0.8
Sealed Air Corp.	4,970	176,435	1.0
SEI Investments Co.	5,520	360,235	2.0
Sempra Energy	930	149,395	0.8
Service Corp. International	850	40,758	0.2
ServiceNow, Inc.	462	156,262	0.8

34	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
Sherwin-Williams Co. (The)	90	$50,129	0.3%
Signature Bank	2,350	333,442	1.8
Snap-on, Inc.	280	44,696	0.2
Southern Co. (The)	1,590	111,936	0.6
Southwest Airlines Co.	5,915	325,207	1.8
Spirit AeroSystems Holdings, Inc., Class A	660	43,111	0.2
Starbucks Corp.	14,360	1,218,159	6.6
Stryker Corp.	3,238	682,247	3.7
SVB Financial Group	760	182,651	1.0
Synchrony Financial	33,154	1,074,521	5.8
Synopsys, Inc.	5,646	832,841	4.5
T Rowe Price Group, Inc.	5,498	734,148	4.0
Target Corp.	860	95,236	0.5
Teledyne Technologies, Inc.	1,443	526,782	2.9
Teradyne, Inc.	13,618	898,652	4.9
Texas Instruments, Inc.	9,910	1,195,642	6.5
TJX Cos., Inc. (The)	16,375	966,780	5.2
Toro Co. (The)	810	64,816	0.4
Tractor Supply Co.	4,968	461,776	2.5
United Continental Holdings, Inc.	10,376	776,125	4.2
United Parcel Service, Inc., Class B	1,800	186,336	1.0
Universal Health Services, Inc., Class B	1,980	271,478	1.5
US Bancorp	1,938	103,140	0.6
US Foods Holding Corp.	1,470	59,050	0.3
Veeva Systems, Inc., Class A	1,160	170,068	0.9
VeriSign, Inc.	5,805	1,208,253	6.6
Verizon Communications, Inc.	4,550	270,452	1.5
Vertex Pharmaceuticals, Inc.	3,010	683,421	3.7
Visa, Inc., Class A	6,209	1,235,405	6.7
Vistra Energy Corp.	36,960	832,339	4.5
VMware, Inc., Class A	270	39,976	0.2
Voya Financial, Inc.	4,106	245,251	1.3
Waste Management, Inc.	2,247	273,460	1.5
WEC Energy Group, Inc.	370	36,959	0.2
West Pharmaceutical Services, Inc.	4,000	623,800	3.4
Western Union Co. (The)	12,240	329,256	1.8
Workday, Inc., Class A	850	156,936	0.9
WR Berkley Corp.	3,840	282,355	1.5
WW Grainger, Inc.	36	10,896	0.1
Xcel Energy, Inc.	4,470	309,279	1.7
Xerox Holdings Corp.	12,689	451,348	2.4
Yum! Brands, Inc.	7,831	828,285	4.5
Zebra Technologies Corp., Class A	1,380	329,848	1.8
Zions Bancorp NA	4,983	226,677	1.2
Zoetis, Inc.	620	83,210	0.5

		119,632,949

Total Reference Entity — Long		239,132,620

Reference Entity — Short

Australia
Australia & New Zealand Banking Group Ltd.	(33,470)	(569,739)	(3.1)
Brambles Ltd.	(14,520)	(121,277)	(0.7)
Commonwealth Bank of Australia	(11,100)	(628,454)	(3.4)
Fortescue Metals Group Ltd.	(34,030)	(252,088)	(1.4)
Insurance Australia Group Ltd.	(149,110)	(701,130)	(3.8)
Lendlease Group	(73,456)	(882,226)	(4.8)
National Australia Bank Ltd.	(62,228)	(1,062,987)	(5.8)
Origin Energy Ltd.	(6,328)	(34,232)	(0.2)
Qantas Airways Ltd.	(26,110)	(110,701)	(0.6)
Ramsay Health Care Ltd.	(2,810)	(147,813)	(0.8)
Sonic Healthcare Ltd.	(18,770)	(393,433)	(2.1)

	Shares	Value	% of Basket Value

Australia (continued)
Transurban Group	(137,760)	$(1,435,979)	(7.8)%
Westpac Banking Corp.	(84,667)	(1,414,907)	(7.7)
WiseTech Global Ltd.	(12,710)	(207,693)	(1.1)
Woodside Petroleum Ltd.	(11,190)	(256,369)	(1.4)

		(8,219,028)

Belgium
Anheuser-Busch InBev SA/NV	(3,365)	(253,856)	(1.4)
Proximus SADP	(1,980)	(56,414)	(0.3)
Umicore SA	(23,504)	(1,082,204)	(5.9)

		(1,392,474)

Bermuda
RenaissanceRe Holdings Ltd.	(20)	(3,789)	(0.0)

Canada
Agnico Eagle Mines Ltd.	(6,030)	(372,774)	(2.0)
Barrick Gold Corp.	(8,730)	(161,680)	(0.9)
Brookfield Asset Management, Inc., Class A	(11,280)	(690,449)	(3.7)
Canadian Imperial Bank of Commerce	(8,390)	(684,184)	(3.7)
Dollarama, Inc.	(2,000)	(68,143)	(0.4)
Enbridge, Inc.	(3,690)	(150,037)	(0.8)
Franco-Nevada Corp.	(3,710)	(421,713)	(2.3)
Great-West Lifeco, Inc.	(14,880)	(385,549)	(2.1)
Intact Financial Corp.	(1,840)	(199,336)	(1.1)
Inter Pipeline Ltd.	(12,820)	(213,602)	(1.2)
Loblaw Cos. Ltd.	(5,870)	(307,117)	(1.7)

		(3,654,584)

China
BeiGene Ltd., ADR	(2,980)	(454,033)	(2.5)

Denmark
Chr Hansen Holding A/S	(15,090)	(1,123,040)	(6.1)
Danske Bank A/S	(3,970)	(66,272)	(0.4)
DSV PANALPINA A/S	(6,821)	(740,548)	(4.0)
Vestas Wind Systems A/S	(1,210)	(120,114)	(0.6)

		(2,049,974)

Finland
Elisa OYJ	(4,688)	(282,432)	(1.5)
Neste OYJ	(4,870)	(193,790)	(1.1)
Nokia OYJ	(52,910)	(205,963)	(1.1)
Nordea Bank Abp	(127,349)	(1,003,823)	(5.5)
Sampo OYJ, Class A	(19,470)	(881,352)	(4.8)
Stora Enso OYJ, Class R	(3,940)	(51,143)	(0.3)
Wartsila OYJ Abp	(67,767)	(832,364)	(4.5)

		(3,450,867)

France
Accor SA	(15,037)	(615,619)	(3.3)
Aeroports de Paris	(3,296)	(623,605)	(3.4)
Air Liquide SA	(7,310)	(1,056,950)	(5.7)
Atos SE	(6,240)	(517,474)	(2.8)
AXA SA	(510)	(13,562)	(0.1)
BNP Paribas SA	(5,290)	(280,727)	(1.5)
Cie Generale des Etablissements Michelin SCA	(2,730)	(316,744)	(1.7)
Edenred	(2,174)	(117,400)	(0.6)
Electricite de France SA	(7,177)	(88,602)	(0.5)
EssilorLuxottica SA	(5,710)	(845,415)	(4.6)
Faurecia SE	(6,100)	(290,644)	(1.6)
Iliad SA	(2,623)	(344,246)	(1.9)
Ingenico Group SA	(2,920)	(339,576)	(1.8)
Ipsen SA	(1,652)	(122,595)	(0.7)

CONSOLIDATED SCHEDULE OF INVESTMENTS	35

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

France (continued)
LVMH Moet Hennessy Louis Vuitton SE	(1,520)	$(661,918)	(3.6)%
Natixis SA	(23,903)	(100,940)	(0.6)
Orpea	(2,433)	(316,763)	(1.7)
Pernod Ricard SA	(1,230)	(212,959)	(1.2)
Remy Cointreau SA	(2,229)	(234,744)	(1.3)
Renault SA	(8,824)	(345,135)	(1.9)
SCOR SE	(11,355)	(482,621)	(2.6)
Societe Generale SA	(16,717)	(540,957)	(2.9)
Teleperformance	(1,001)	(251,149)	(1.4)
Thales SA	(2,990)	(328,096)	(1.8)
Ubisoft Entertainment SA	(3,670)	(278,339)	(1.5)
Valeo SA	(10,208)	(303,189)	(1.6)
Worldline SA/France	(4,200)	(295,957)	(1.6)

		(9,925,926)

Germany
Bayer AG (Registered)	(2,650)	(212,677)	(1.2)
Bayerische Motoren Werke AG	(9,210)	(656,042)	(3.6)
Commerzbank AG	(93,656)	(537,443)	(2.9)
Daimler AG (Registered)	(26,542)	(1,229,082)	(6.7)
Delivery Hero SE	(19,905)	(1,531,562)	(8.3)
Deutsche Bank AG (Registered)	(169,903)	(1,554,435)	(8.4)
Deutsche Boerse AG	(610)	(99,017)	(0.5)
Deutsche Lufthansa AG (Registered)	(19,620)	(298,884)	(1.6)
Deutsche Wohnen SE	(5,965)	(252,381)	(1.4)
E.ON SE	(68,850)	(780,138)	(4.2)
Fresenius SE & Co. KGaA	(890)	(45,444)	(0.3)
Infineon Technologies AG	(14,131)	(303,576)	(1.6)
KION Group AG	(3,183)	(199,230)	(1.1)
MTU Aero Engines AG	(350)	(106,003)	(0.6)
Porsche Automobil Holding SE (Preference)	(12,076)	(814,297)	(4.4)
SAP SE	(1,120)	(145,859)	(0.8)
Siemens AG (Registered)	(1,180)	(145,539)	(0.8)
Siemens Healthineers AG	(14,750)	(693,180)	(3.8)
thyssenkrupp AG	(103,990)	(1,278,667)	(6.9)
TUI AG	(37,482)	(384,021)	(2.1)
United Internet AG (Registered)	(13,311)	(430,326)	(2.3)
Vonovia SE	(5,440)	(310,494)	(1.7)
Zalando SE	(7,857)	(376,193)	(2.0)

		(12,384,490)

Italy
Atlantia SpA	(1,189)	(29,176)	(0.2)
Davide Campari-Milano SpA	(30,430)	(294,136)	(1.6)
Enel SpA	(5,440)	(47,417)	(0.3)
Mediobanca Banca di Credito Finanziario SpA	(20,560)	(205,098)	(1.1)
Poste Italiane SpA	(11,900)	(136,315)	(0.7)
Recordati SpA	(5,310)	(227,219)	(1.2)
Telecom Italia SpA	(1,327,110)	(712,533)	(3.9)

		(1,651,894)

Japan
Aisin Seiki Co. Ltd.	(4,300)	(143,147)	(0.8)
ANA Holdings, Inc.	(7,800)	(243,627)	(1.3)
Asahi Intecc Co. Ltd.	(8,100)	(223,177)	(1.2)
Bandai Namco Holdings, Inc.	(6,200)	(360,273)	(2.0)
Chubu Electric Power Co., Inc.	(39,600)	(537,795)	(2.9)
Chugai Pharmaceutical Co. Ltd.	(600)	(61,457)	(0.3)
Daifuku Co. Ltd.	(13,900)	(836,931)	(4.5)
Dai-ichi Life Holdings, Inc.	(25,600)	(379,934)	(2.1)
Daiichi Sankyo Co. Ltd.	(2,800)	(189,216)	(1.0)
Daito Trust Construction Co. Ltd.	(1,800)	(212,034)	(1.1)

	Shares	Value	% of Basket Value

Japan (continued)
Daiwa House Industry Co. Ltd.	(8,100)	$(255,008)	(1.4)%
Disco Corp.	(2,500)	(575,858)	(3.1)
Eisai Co. Ltd.	(900)	(67,826)	(0.4)
FamilyMart Co. Ltd.	(11,200)	(244,946)	(1.3)
FANUC Corp.	(4,300)	(783,159)	(4.2)
Idemitsu Kosan Co. Ltd.	(31,700)	(791,177)	(4.3)
Isuzu Motors Ltd.	(4,300)	(42,129)	(0.2)
Japan Airlines Co. Ltd.	(11,700)	(329,126)	(1.8)
Japan Tobacco, Inc.	(14,300)	(302,366)	(1.6)
JFE Holdings, Inc.	(51,800)	(613,410)	(3.3)
JXTG Holdings, Inc.	(73,900)	(314,310)	(1.7)
Kajima Corp.	(53,500)	(678,721)	(3.7)
Kansai Electric Power Co., Inc. (The)	(28,300)	(317,606)	(1.7)
KDDI Corp.	(5,300)	(160,161)	(0.9)
Keyence Corp.	(2,400)	(806,777)	(4.4)
Koito Manufacturing Co. Ltd.	(3,100)	(134,529)	(0.7)
Komatsu Ltd.	(5,000)	(110,555)	(0.6)
Kose Corp.	(800)	(103,009)	(0.6)
Kubota Corp.	(33,600)	(526,162)	(2.9)
LINE Corp.	(3,600)	(177,393)	(1.0)
M3, Inc.	(16,200)	(471,506)	(2.6)
Makita Corp.	(17,100)	(654,067)	(3.5)
MINEBEA MITSUMI, Inc.	(2,500)	(48,565)	(0.3)
Mitsubishi Estate Co. Ltd.	(5,800)	(113,590)	(0.6)
Mitsui Fudosan Co. Ltd.	(18,400)	(487,333)	(2.6)
MonotaRO Co. Ltd.	(39,100)	(937,921)	(5.1)
Murata Manufacturing Co. Ltd.	(1,700)	(96,245)	(0.5)
Nexon Co. Ltd.	(14,000)	(189,601)	(1.0)
Nidec Corp.	(3,500)	(440,198)	(2.4)
NTT DOCOMO, Inc.	(3,700)	(105,126)	(0.6)
Obic Co. Ltd.	(2,400)	(327,028)	(1.8)
Oriental Land Co. Ltd.	(11,200)	(1,458,632)	(7.9)
Pan Pacific International Holdings Corp.	(13,200)	(213,005)	(1.2)
PeptiDream, Inc.	(9,800)	(463,909)	(2.5)
Rakuten, Inc.	(76,300)	(588,613)	(3.2)
Resona Holdings, Inc.	(13,500)	(55,672)	(0.3)
Shimadzu Corp.	(1,000)	(28,065)	(0.1)
Shimano, Inc.	(2,100)	(321,988)	(1.7)
Shimizu Corp.	(15,100)	(154,878)	(0.8)
Shin-Etsu Chemical Co. Ltd.	(1,700)	(194,418)	(1.1)
Shiseido Co. Ltd.	(5,600)	(360,531)	(2.0)
SMC Corp.	(1,900)	(820,172)	(4.4)
SoftBank Group Corp.	(23,300)	(940,727)	(5.1)
Subaru Corp.	(6,600)	(165,083)	(0.9)
Sumitomo Metal Mining Co. Ltd.	(17,200)	(489,004)	(2.6)
Sumitomo Mitsui Trust Holdings, Inc.	(2,300)	(84,801)	(0.5)
Suzuki Motor Corp.	(2,800)	(128,116)	(0.7)
Sysmex Corp.	(3,300)	(236,083)	(1.3)
Taisei Corp.	(26,000)	(1,038,018)	(5.6)
TDK Corp.	(800)	(84,700)	(0.5)
Terumo Corp.	(7,300)	(262,769)	(1.4)
Tokyo Electric Power Co. Holdings, Inc.	(60,400)	(239,177)	(1.3)
Tokyo Gas Co. Ltd.	(14,600)	(320,996)	(1.7)
Toyota Motor Corp.	(600)	(41,717)	(0.2)
Unicharm Corp.	(5,300)	(181,385)	(1.0)
Yaskawa Electric Corp.	(20,100)	(688,058)	(3.7)
Z Holdings Corp.	(23,200)	(92,149)	(0.5)
ZOZO, Inc.	(27,900)	(464,695)	(2.5)

		(24,510,360)

36	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Luxembourg
Eurofins Scientific SE	(1,665)	$(895,528)	(4.9)%
SES SA, FDR	(39,195)	(481,030)	(2.6)

		(1,376,558)

Netherlands
ABN AMRO Bank NV, CVA	(10,870)	(189,198)	(1.0)
Aegon NV	(83,433)	(337,895)	(1.8)
ASML Holding NV	(530)	(148,738)	(0.8)
Heineken NV	(13,970)	(1,520,034)	(8.3)
Koninklijke Vopak NV	(10,730)	(574,551)	(3.1)

		(2,770,416)

Norway
Aker BP ASA	(5,880)	(165,624)	(0.9)
Mowi ASA	(16,379)	(390,668)	(2.1)
Norsk Hydro ASA	(27,782)	(86,828)	(0.5)

		(643,120)

Portugal
EDP – Energias de Portugal SA	(13,180)	(66,097)	(0.3)

Singapore
Singapore Telecommunications Ltd.	(114,400)	(275,276)	(1.5)

South Africa
Anglo American plc	(9,210)	(240,327)	(1.3)
Mondi plc	(13,920)	(283,227)	(1.5)

		(523,554)

South Korea
Celltrion Healthcare Co. Ltd.	(10,342)	(486,373)	(2.6)
Celltrion, Inc.	(7,400)	(1,008,052)	(5.5)
Hyundai Motor Co.	(5,812)	(603,357)	(3.3)
Kakao Corp.	(515)	(67,887)	(0.4)
LG Chem Ltd.	(1,478)	(412,125)	(2.2)
NAVER Corp.	(367)	(54,730)	(0.3)
Samsung Biologics Co. Ltd.	(4,431)	(1,780,906)	(9.7)
Samsung Electro-Mechanics Co. Ltd.	(287)	(29,425)	(0.2)
Samsung SDI Co. Ltd.	(1,716)	(390,627)	(2.1)
SK Hynix, Inc.	(2,330)	(177,281)	(1.0)
SK Innovation Co. Ltd.	(522)	(56,181)	(0.3)

		(5,066,944)

Spain
Banco Santander SA	(111,440)	(439,173)	(2.4)
CaixaBank SA	(115,543)	(337,706)	(1.8)
Cellnex Telecom SA	(31,905)	(1,586,802)	(8.6)
Endesa SA	(6,850)	(188,081)	(1.0)
Ferrovial SA	(16,389)	(520,604)	(2.8)
Grifols SA	(20,700)	(695,215)	(3.8)
Industria de Diseno Textil SA	(9,675)	(325,342)	(1.8)
Naturgy Energy Group SA	(1,040)	(27,430)	(0.2)
Siemens Gamesa Renewable Energy SA	(4,040)	(64,392)	(0.4)

		(4,184,745)

Sweden
Alfa Laval AB	(41,310)	(1,031,227)	(5.6)
Boliden AB	(29,893)	(709,667)	(3.8)
Electrolux AB	(6,100)	(144,914)	(0.8)
Hexagon AB, Class B	(11,253)	(611,756)	(3.3)
ICA Gruppen AB	(14,920)	(656,024)	(3.6)
Skandinaviska Enskilda Banken AB, Class A	(17,930)	(177,183)	(1.0)
Svenska Handelsbanken AB, Class A	(36,160)	(354,267)	(1.9)
Swedbank AB, Class A	(4,880)	(74,926)	(0.4)

	Shares	Value	% of Basket Value

Sweden (continued)
Tele2 AB, Class B	(12,660)	$(191,003)	(1.0)%
Telia Co. AB	(45,880)	(196,203)	(1.1)

		(4,147,170)

Switzerland
ABB Ltd. (Registered)	(8,840)	(205,812)	(1.1)
Alcon, Inc.	(1,420)	(83,891)	(0.5)
Baloise Holding AG (Registered)	(3,530)	(637,796)	(3.5)
Cie Financiere Richemont SA (Registered)	(19,190)	(1,393,631)	(7.6)
Clariant AG (Registered)	(18,480)	(415,980)	(2.3)
Givaudan SA (Registered)	(55)	(181,471)	(1.0)
Glencore plc	(149,683)	(437,762)	(2.4)
Julius Baer Group Ltd.	(6,513)	(325,439)	(1.8)
Lonza Group AG (Registered)	(942)	(386,870)	(2.1)
Partners Group Holding AG	(950)	(869,681)	(4.7)
Sika AG (Registered)	(4,970)	(893,733)	(4.8)
Sonova Holding AG (Registered) .	(950)	(238,233)	(1.3)
Straumann Holding AG (Registered)	(140)	(133,439)	(0.7)
Swiss Re AG	(7,820)	(883,026)	(4.8)
Temenos AG (Registered)	(630)	(101,347)	(0.5)
UBS Group AG (Registered)	(43,662)	(542,266)	(2.9)
Zurich Insurance Group AG	(670)	(278,129)	(1.5)
		(8,008,506)

United Arab Emirates
NMC Health plc	(6,160)	(104,758)	(0.6)

United Kingdom
3i Group plc	(51,590)	(750,468)	(4.1)
Aviva plc	(74,550)	(390,679)	(2.1)
Barclays plc	(93,080)	(205,550)	(1.1)
Barratt Developments plc	(15,710)	(166,330)	(0.9)
Bunzl plc	(9,331)	(241,675)	(1.3)
CNH Industrial NV	(640)	(6,096)	(0.0)
Coca-Cola European Partners plc	(9,345)	(491,640)	(2.7)
DCC plc	(9,567)	(772,458)	(4.2)
DS Smith plc	(273,340)	(1,225,513)	(6.6)
Hargreaves Lansdown plc	(43,629)	(990,358)	(5.4)
International Consolidated Airlines Group SA	(14,820)	(111,059)	(0.6)
Intertek Group plc	(4,430)	(336,140)	(1.8)
Johnson Matthey plc	(25,540)	(875,666)	(4.8)
Just Eat plc	(201,930)	(2,295,844)	(12.5)
Linde plc	(5,030)	(1,021,744)	(5.5)
Lloyds Banking Group plc	(160,090)	(119,513)	(0.7)
London Stock Exchange Group plc	(5,101)	(527,141)	(2.9)
Melrose Industries plc	(113,306)	(347,248)	(1.9)
National Grid plc	(27,348)	(363,364)	(2.0)
Ocado Group plc	(121,190)	(1,954,031)	(10.6)
Persimmon plc	(7,460)	(300,326)	(1.6)
Prudential plc	(33,934)	(603,360)	(3.3)
Reckitt Benckiser Group plc	(10,588)	(876,405)	(4.8)
Royal Bank of Scotland Group plc	(158,990)	(455,380)	(2.5)
RSA Insurance Group plc	(50,720)	(367,987)	(2.0)
Severn Trent plc	(9,680)	(329,659)	(1.8)
Smiths Group plc	(45,689)	(1,015,886)	(5.5)
Spirax-Sarco Engineering plc	(10,714)	(1,258,627)	(6.8)
SSE plc	(53,390)	(1,062,770)	(5.8)
St James’s Place plc	(103,450)	(1,555,856)	(8.4)
Standard Life Aberdeen plc	(75,750)	(300,987)	(1.6)
Taylor Wimpey plc	(109,120)	(309,944)	(1.7)
Tesco plc	(52,230)	(169,879)	(0.9)
Whitbread plc	(17,554)	(1,034,789)	(5.6)

		(22,834,372)

CONSOLIDATED SCHEDULE OF INVESTMENTS	37

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States
3M Co.	(2,580)	$(409,343)	(2.2)%
Abbott Laboratories	(5,010)	(436,571)	(2.4)
ABIOMED, Inc.	(350)	(65,201)	(0.4)
Activision Blizzard, Inc.	(3,417)	(199,826)	(1.1)
Advanced Micro Devices, Inc.	(25,459)	(1,196,573)	(6.5)
Alaska Air Group, Inc.	(8,023)	(518,206)	(2.8)
Albemarle Corp.	(1,220)	(97,942)	(0.5)
Align Technology, Inc.	(330)	(84,843)	(0.5)
Allegion plc	(2,460)	(318,127)	(1.7)
Allergan plc	(4,088)	(762,984)	(4.1)
Alnylam Pharmaceuticals, Inc.	(6,010)	(689,888)	(3.7)
Altria Group, Inc.	(7,730)	(367,407)	(2.0)
Amazon.com, Inc.	(190)	(381,657)	(2.1)
American Airlines Group, Inc.	(21,496)	(576,953)	(3.1)
American International Group, Inc.	(4,466)	(224,461)	(1.2)
Amphenol Corp., Class A	(10,645)	(1,058,858)	(5.7)
Analog Devices, Inc.	(2,320)	(254,620)	(1.4)
Aon plc	(2,800)	(616,700)	(3.3)
Apple, Inc.	(130)	(40,236)	(0.2)
Aptiv plc	(11,725)	(994,163)	(5.4)
Aqua America, Inc.	(12,620)	(655,483)	(3.6)
Aramark	(7,670)	(338,554)	(1.8)
Archer-Daniels-Midland Co.	(42,060)	(1,882,606)	(10.2)
Arista Networks, Inc.	(1,762)	(393,525)	(2.1)
Arthur J Gallagher & Co.	(11,860)	(1,216,480)	(6.6)
AT&T, Inc.	(7,140)	(268,607)	(1.5)
Atlassian Corp. plc, Class A	(2,948)	(433,356)	(2.3)
Baker Hughes Co.	(32,685)	(707,957)	(3.8)
Ball Corp.	(4,540)	(327,697)	(1.8)
Bank of America Corp.	(5,160)	(169,403)	(0.9)
Bausch Health Cos., Inc.	(13,556)	(371,841)	(2.0)
Becton Dickinson and Co.	(1,802)	(495,874)	(2.7)
Bio-Techne Corp.	(2,123)	(445,766)	(2.4)
Black Knight, Inc.	(5,020)	(335,938)	(1.8)
Boeing Co. (The)	(120)	(38,192)	(0.2)
Boston Scientific Corp.	(4,067)	(170,285)	(0.9)
Broadcom, Inc.	(1,240)	(378,398)	(2.1)
Brown & Brown, Inc.	(2,070)	(92,943)	(0.5)
Brown-Forman Corp., Class B	(4,859)	(328,663)	(1.8)
Bunge Ltd.	(5,477)	(287,159)	(1.6)
Burlington Stores, Inc.	(410)	(89,163)	(0.5)
CarMax, Inc.	(480)	(46,579)	(0.3)
Carnival Corp.	(2,050)	(89,236)	(0.5)
Catalent, Inc.	(36,390)	(2,223,429)	(12.1)
Caterpillar, Inc.	(4,742)	(622,862)	(3.4)
Cboe Global Markets, Inc.	(3,210)	(395,536)	(2.1)
CBRE Group, Inc., Class A	(3,750)	(228,938)	(1.2)
Centene Corp.	(4,380)	(275,108)	(1.5)
CenterPoint Energy, Inc.	(7,450)	(197,276)	(1.1)
CenturyLink, Inc.	(8,860)	(121,028)	(0.7)
Ceridian HCM Holding, Inc.	(5,970)	(437,541)	(2.4)
Charles Schwab Corp. (The)	(7,670)	(349,368)	(1.9)
Charter Communications, Inc., Class A	(320)	(165,587)	(0.9)
Cheniere Energy, Inc.	(9,108)	(539,558)	(2.9)
Church & Dwight Co., Inc.	(4,216)	(312,912)	(1.7)
Cigna Corp.	(4,390)	(844,548)	(4.6)
Cisco Systems, Inc.	(1,340)	(61,600)	(0.3)
Clorox Co. (The)	(5,990)	(942,287)	(5.1)
CME Group, Inc.	(7,442)	(1,615,733)	(8.8)
Coca-Cola Co. (The)	(780)	(45,552)	(0.2)
Cognex Corp.	(15,319)	(780,809)	(4.2)
Conagra Brands, Inc.	(15,013)	(494,228)	(2.7)
Concho Resources, Inc.	(13,592)	(1,030,002)	(5.6)
Constellation Brands, Inc., Class A	(2,500)	(470,750)	(2.6)

	Shares	Value	% of Basket Value

United States (continued)
Continental Resources, Inc.	(3,857)	$(104,988)	(0.6)%
Cooper Cos., Inc. (The)	(1,450)	(502,990)	(2.7)
Corning, Inc.	(4,820)	(128,646)	(0.7)
CoStar Group, Inc.	(665)	(434,238)	(2.4)
Credit Acceptance Corp.	(310)	(132,984)	(0.7)
Crown Holdings, Inc.	(10,424)	(771,689)	(4.2)
Danaher Corp.	(5,760)	(926,611)	(5.0)
Deere & Co.	(6,377)	(1,011,265)	(5.5)
Diamondback Energy, Inc.	(6,215)	(462,396)	(2.5)
DISH Network Corp., Class A	(6,280)	(230,853)	(1.3)
DocuSign, Inc.	(7,553)	(592,986)	(3.2)
Dollar Tree, Inc.	(3,830)	(333,478)	(1.8)
Dominion Energy, Inc.	(4,220)	(361,865)	(2.0)
Domino’s Pizza, Inc.	(190)	(53,533)	(0.3)
Dow, Inc.	(5,370)	(247,396)	(1.3)
DR Horton, Inc.	(5,529)	(327,317)	(1.8)
Duke Energy Corp.	(2,640)	(257,743)	(1.4)
DuPont de Nemours, Inc.	(2,740)	(140,233)	(0.8)
DXC Technology Co.	(1,940)	(61,847)	(0.3)
East West Bancorp, Inc.	(4,250)	(194,820)	(1.1)
Edison International	(4,040)	(309,262)	(1.7)
Elanco Animal Health, Inc.	(10,720)	(331,248)	(1.8)
Elastic NV	(17,790)	(1,154,215)	(6.3)
EPAM Systems, Inc.	(260)	(59,316)	(0.3)
Equifax, Inc.	(290)	(43,471)	(0.2)
Erie Indemnity Co., Class A	(570)	(94,905)	(0.5)
Everest Re Group Ltd.	(1,430)	(395,495)	(2.1)
Eversource Energy	(4,559)	(421,434)	(2.3)
Exxon Mobil Corp.	(13,860)	(860,983)	(4.7)
FedEx Corp.	(1,590)	(229,978)	(1.2)
Fidelity National Financial, Inc.	(9,409)	(458,689)	(2.5)
Fidelity National Information Services, Inc.	(2,090)	(300,249)	(1.6)
First Republic Bank	(3,748)	(415,578)	(2.3)
Fiserv, Inc.	(1,580)	(187,404)	(1.0)
FLIR Systems, Inc.	(1,790)	(92,257)	(0.5)
Flowserve Corp.	(2,795)	(130,471)	(0.7)
FMC Corp.	(610)	(58,310)	(0.3)
Ford Motor Co.	(8,000)	(70,560)	(0.4)
Fortive Corp.	(1,190)	(89,167)	(0.5)
Franklin Resources, Inc.	(6,364)	(161,009)	(0.9)
Freeport-McMoRan, Inc.	(199,060)	(2,209,566)	(12.0)
Gardner Denver Holdings, Inc.	(25,290)	(892,990)	(4.8)
Gartner, Inc.	(6,463)	(1,039,121)	(5.6)
GCI Liberty, Inc., Class A	(3,050)	(223,199)	(1.2)
General Electric Co.	(24,559)	(305,760)	(1.7)
Gentex Corp.	(5,660)	(168,498)	(0.9)
Genuine Parts Co.	(5,390)	(504,342)	(2.7)
Global Payments, Inc.	(1,020)	(199,359)	(1.1)
Graco, Inc.	(9,760)	(518,744)	(2.8)
Guidewire Software, Inc.	(6,821)	(767,363)	(4.2)
Halliburton Co.	(17,350)	(378,403)	(2.1)
Hasbro, Inc.	(3,480)	(354,508)	(1.9)
Herbalife Nutrition Ltd.	(1,260)	(48,951)	(0.3)
Hess Corp.	(9,556)	(540,583)	(2.9)
Hormel Foods Corp.	(8,291)	(391,833)	(2.1)
Huntington Bancshares, Inc.	(13,620)	(184,823)	(1.0)
Huntington Ingalls Industries, Inc.	(1,130)	(294,930)	(1.6)
IAC/InterActiveCorp	(520)	(126,667)	(0.7)
Illinois Tool Works, Inc.	(2,970)	(519,691)	(2.8)
Illumina, Inc.	(610)	(176,943)	(1.0)
Intercontinental Exchange, Inc.	(4,399)	(438,756)	(2.4)
International Flavors & Fragrances, Inc.	(5,191)	(680,592)	(3.7)
Intuitive Surgical, Inc.	(579)	(324,113)	(1.8)

38	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
Invesco Ltd.	(10,186)	$(176,218)	(1.0)%
IPG Photonics Corp.	(7,531)	(961,483)	(5.2)
IQVIA Holdings, Inc.	(3,713)	(576,443)	(3.1)
Jack Henry & Associates, Inc.	(3,290)	(491,987)	(2.7)
Jacobs Engineering Group, Inc.	(6,508)	(602,185)	(3.3)
JB Hunt Transport Services, Inc.	(3,075)	(331,885)	(1.8)
JM Smucker Co. (The)	(830)	(85,996)	(0.5)
Keurig Dr Pepper, Inc.	(18,738)	(534,595)	(2.9)
Kimberly-Clark Corp.	(2,490)	(356,668)	(1.9)
Kinder Morgan, Inc.	(16,347)	(341,162)	(1.8)
Kraft Heinz Co. (The)	(5,450)	(159,140)	(0.9)
L3Harris Technologies, Inc.	(1,870)	(413,887)	(2.2)
Lamb Weston Holdings, Inc.	(13,490)	(1,231,772)	(6.7)
Las Vegas Sands Corp.	(6,460)	(421,903)	(2.3)
Leidos Holdings, Inc.	(2,440)	(245,147)	(1.3)
Lennar Corp., Class A	(17,281)	(1,146,767)	(6.2)
Lennox International, Inc.	(910)	(212,012)	(1.1)
Liberty Broadband Corp., Class C	(4,917)	(653,617)	(3.5)
Liberty Media Corp-Liberty Formula One, Class C	(3,292)	(154,033)	(0.8)
Live Nation Entertainment, Inc.	(4,230)	(288,317)	(1.6)
Lowe’s Cos., Inc.	(1,070)	(124,377)	(0.7)
M&T Bank Corp.	(1,430)	(240,984)	(1.3)
MarketAxess Holdings, Inc.	(1,676)	(593,606)	(3.2)
Marriott International, Inc., Class A	(1,930)	(270,316)	(1.5)
Marsh & McLennan Cos., Inc.	(5,210)	(582,791)	(3.2)
Martin Marietta Materials, Inc.	(831)	(219,218)	(1.2)
Marvell Technology Group Ltd.	(23,040)	(553,882)	(3.0)
McCormick & Co., Inc. (Non-Voting)	(490)	(80,051)	(0.4)
McDonald’s Corp.	(940)	(201,132)	(1.1)
Microchip Technology, Inc.	(3,385)	(329,970)	(1.8)
Middleby Corp. (The)	(4,340)	(486,774)	(2.6)
Mohawk Industries, Inc.	(6,826)	(898,848)	(4.9)
Molina Healthcare, Inc.	(700)	(86,079)	(0.5)
Molson Coors Beverage Co., Class B	(5,130)	(285,125)	(1.5)
Mosaic Co. (The)	(8,950)	(177,568)	(1.0)
MSCI, Inc.	(850)	(242,930)	(1.3)
Mylan NV	(20)	(428)	(0.0)
Nasdaq, Inc.	(7,510)	(874,615)	(4.7)
Netflix, Inc.	(2,018)	(696,392)	(3.8)
Newell Brands, Inc.	(11,382)	(222,290)	(1.2)
Nordson Corp.	(2,270)	(383,312)	(2.1)
Norfolk Southern Corp.	(2,830)	(589,234)	(3.2)
NortonLifeLock, Inc.	(3,300)	(93,786)	(0.5)
Nucor Corp.	(3,780)	(179,512)	(1.0)
NVIDIA Corp.	(636)	(150,369)	(0.8)
Occidental Petroleum Corp.	(28,980)	(1,151,086)	(6.2)
Okta, Inc.	(4,460)	(571,103)	(3.1)
ON Semiconductor Corp.	(9,990)	(231,268)	(1.3)
ONEOK, Inc.	(12,824)	(960,133)	(5.2)
Owens Corning	(1,240)	(75,008)	(0.4)
Packaging Corp. of America	(890)	(85,217)	(0.5)
Palo Alto Networks, Inc.	(220)	(51,652)	(0.3)
Parker-Hannifin Corp.	(730)	(142,854)	(0.8)
Paycom Software, Inc.	(280)	(89,085)	(0.5)
People’s United Financial, Inc.	(4,800)	(74,016)	(0.4)
PerkinElmer, Inc.	(4,040)	(373,619)	(2.0)
Perrigo Co. plc	(4,590)	(261,814)	(1.4)
Pfizer, Inc.	(17,070)	(635,687)	(3.4)
Pilgrim’s Pride Corp.	(10,190)	(265,450)	(1.4)
Pioneer Natural Resources Co.	(330)	(44,550)	(0.2)
Post Holdings, Inc.	(6,240)	(652,517)	(3.5)
PRA Health Sciences, Inc.	(1,040)	(105,362)	(0.6)
Principal Financial Group, Inc.	(4,010)	(212,329)	(1.2)

	Shares	Value	% of Basket Value

United States (continued)
Procter & Gamble Co. (The)	(930)	$(115,897)	(0.6)%
Progressive Corp. (The)	(650)	(52,448)	(0.3)
Prudential Financial, Inc.	(3,960)	(360,598)	(2.0)
QIAGEN NV	(26,249)	(881,906)	(4.8)
QUALCOMM, Inc.	(1,090)	(92,988)	(0.5)
ResMed, Inc.	(2,586)	(411,096)	(2.2)
RingCentral, Inc., Class A	(2,040)	(419,383)	(2.3)
Rollins, Inc.	(27,910)	(1,059,184)	(5.7)
Ross Stores, Inc.	(1,500)	(168,285)	(0.9)
Royal Caribbean Cruises Ltd.	(740)	(86,639)	(0.5)
RPM International, Inc.	(540)	(38,540)	(0.2)
Sage Therapeutics, Inc.	(3,330)	(220,712)	(1.2)
Sarepta Therapeutics, Inc.	(8,007)	(928,492)	(5.0)
Sensata Technologies Holding plc	(8,295)	(392,105)	(2.1)
ServiceMaster Global Holdings, Inc.	(5,981)	(215,615)	(1.2)
Sirius XM Holdings, Inc.	(55,390)	(391,607)	(2.1)
Skyworks Solutions, Inc.	(565)	(63,930)	(0.3)
Splunk, Inc.	(11,720)	(1,819,647)	(9.9)
Spotify Technology SA	(6,090)	(860,517)	(4.7)
Square, Inc., Class A	(8,647)	(645,844)	(3.5)
SS&C Technologies Holdings, Inc.	(7,151)	(450,585)	(2.4)
Stanley Black & Decker, Inc.	(1,599)	(254,769)	(1.4)
State Street Corp.	(2,840)	(214,789)	(1.2)
Sysco Corp.	(1,720)	(141,281)	(0.8)
Take-Two Interactive Software, Inc.	(1,750)	(218,120)	(1.2)
Tapestry, Inc.	(1,880)	(48,448)	(0.3)
Targa Resources Corp.	(29,399)	(1,073,064)	(5.8)
Teleflex, Inc.	(468)	(173,867)	(0.9)
Tiffany & Co.	(4,430)	(593,709)	(3.2)
Travelers Cos., Inc. (The)	(2,480)	(326,418)	(1.8)
Trimble, Inc.	(4,610)	(196,017)	(1.1)
Truist Financial Corp.	(6,500)	(335,205)	(1.8)
Twilio, Inc., Class A	(1,420)	(176,563)	(1.0)
Tyler Technologies, Inc.	(2,890)	(935,435)	(5.1)
Tyson Foods, Inc., Class A	(1,160)	(95,851)	(0.5)
Ubiquiti, Inc.	(1,800)	(294,156)	(1.6)
UGI Corp.	(2,370)	(98,568)	(0.5)
Union Pacific Corp.	(460)	(82,533)	(0.4)
United Rentals, Inc.	(280)	(37,993)	(0.2)
UnitedHealth Group, Inc.	(440)	(119,878)	(0.6)
Universal Display Corp.	(660)	(116,272)	(0.6)
Vail Resorts, Inc.	(1,359)	(318,699)	(1.7)
Verisk Analytics, Inc.	(640)	(103,981)	(0.6)
VF Corp.	(4,350)	(360,919)	(2.0)
Walgreens Boots Alliance, Inc.	(1,200)	(61,020)	(0.3)
Walmart, Inc.	(5,190)	(594,203)	(3.2)
Walt Disney Co. (The)	(5,123)	(708,562)	(3.8)
Wells Fargo & Co.	(15,729)	(738,319)	(4.0)
Western Digital Corp.	(6,819)	(446,644)	(2.4)
Westinghouse Air Brake Technologies Corp.	(11,440)	(844,958)	(4.6)
Westlake Chemical Corp.	(3,540)	(216,648)	(1.2)
WEX, Inc.	(1,770)	(383,948)	(2.1)
Willis Towers Watson plc	(875)	(184,879)	(1.0)
WRKCo, Inc.	(2,740)	(106,860)	(0.6)
Wynn Resorts Ltd.	(4,585)	(578,444)	(3.1)
XPO Logistics, Inc.	(7,420)	(659,786)	(3.6)
Xylem, Inc.	(8,808)	(719,261)	(3.9)
Zayo Group Holdings, Inc.	(1,490)	(51,778)	(0.3)
Zendesk, Inc.	(10,907)	(942,365)	(5.1)

CONSOLIDATED SCHEDULE OF INVESTMENTS	39

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
Zimmer Biomet Holdings, Inc.	(2,630)	$(388,977)	(2.1)%

		(102,995,291)

Total Reference Entity — Short		(220,694,226)

Net Value of Reference Entity — Credit Suisse International		$18,438,394

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Deutsche Bank AG, as of January 31, 2020, expiration date 02/17/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Austria
OMV AG	934	$46,414	26.1%

Germany
Hannover Rueck SE	1	194	0.1
HOCHTIEF AG	1,648	190,617	107.3

		190,811

Japan
AGC, Inc.	200	6,742	3.8
Mitsui & Co. Ltd.	3,700	65,807	37.0
ORIX Corp.	6,900	116,558	65.6
Sumitomo Chemical Co. Ltd.	29,000	123,227	69.4
Yamaha Corp.	100	5,109	2.9

		317,443

Netherlands
NN Group NV	1,186	41,164	23.2

Singapore
Mapletree Industrial Trust	2,300	4,675	2.6

Spain
ACS Actividades de Construccion y Servicios SA	3	100	0.1
Aena SME SA	261	48,306	27.2

		48,406

Sweden
Volvo AB, Class B	1,739	29,726	16.8

United Kingdom
easyJet plc	149	2,735	1.5

Total Reference Entity — Long		681,374

Reference Entity — Short

Denmark
Chr Hansen Holding A/S	(472)	(35,128)	(19.8)

Japan
Nidec Corp.	(1,000)	(125,771)	(70.8)
Shin-Etsu Chemical Co. Ltd.	(200)	(22,873)	(12.9)
Sumitomo Metal Mining Co. Ltd. .	(7,400)	(210,386)	(118.4)
Yamaha Corp.	(100)	(5,109)	(2.9)

		(364,139)

Netherlands
NN Group NV	(1,186)	(41,164)	(23.2)

United Kingdom
CNH Industrial NV	(6,353)	(60,512)	(34.1)

	Shares	Value	% of Basket Value

United Kingdom (continued)
easyJet plc	(151)	$(2,772)	(1.5)%

		(63,284)

Total Reference Entity — Short		(503,715)

Net Value of Reference Entity — Deutsche Bank AG		$177,659

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of January 31, 2020, expiration date 02/08/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Japan
AGC, Inc.	5,600	$188,767	142.5%
Kirin Holdings Co. Ltd.	2,000	43,925	33.1
MEIJI Holdings Co. Ltd.	300	21,112	15.9
Mitsubishi Heavy Industries Ltd.	100	3,648	2.7
ORIX Corp.	6,900	116,558	88.0

		374,010

Singapore
Mapletree Industrial Trust	59,600	121,140	91.4

South Korea
HDC Holdings Co. Ltd.	1	9	0.0
Shinhan Financial Group Co. Ltd.	4,633	151,190	114.1

		151,199

United States
Ally Financial, Inc.	518	16,592	12.5
American Financial Group, Inc.	1,122	122,062	92.1
Fortive Corp.	1	75	0.1

		138,729

Total Reference Entity — Long		785,078

Reference Entity — Short

France
Electricite de France SA	(1,211)	(14,950)	(11.3)

Japan
Nidec Corp.	(2,600)	(327,004)	(246.8)
Shimano, Inc.	(200)	(30,666)	(23.1)
Sumitomo Metal Mining Co. Ltd.	(1,800)	(51,175)	(38.6)

		(408,845)

Taiwan
Delta Electronics, Inc.	(2,792)	(13,045)	(9.8)

United States
Arthur J Gallagher & Co.	(218)	(22,360)	(16.9)
Cognex Corp.	(1,918)	(97,760)	(73.8)
Lennar Corp., Class B	(1)	(53)	(0.0)
Nordson Corp.	(566)	(95,575)	(72.1)

		(215,748)

Total Reference Entity — Short		(652,588)

Net Value of Reference Entity — JPMorgan Chase Bank NA		$132,490

40	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Total Factor Fund

Balances Reported in the Consolidated Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps

	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$4,603,351	$—	$264,067	$(41,686)
OTC Swaps	—	—	966,837	(7,621,237)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$1,468,823	$—	$1,987,907	$—	$8,787,338	$—	$12,244,068
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	5,902,764	—	—	5,902,764
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	—	264,067	—	—	—	—	264,067
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	966,837	—	—	—	966,837

	$1,468,823	$264,067	$2,954,744	$5,902,764	$8,787,338	$—	$19,377,736

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	2,236,878	—	3,957,548	—	5,098,938	—	11,293,364
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	2,191,705	—	—	2,191,705
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	—	41,686	—	—	—	—	41,686
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	—	7,621,237	—	—	—	7,621,237

	$2,236,878	$41,686	$11,578,785	$2,191,705	$5,098,938	$—	$21,147,992

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2020, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$4,865,401	$—	$65,379	$—	$1,854,029	$—	$6,784,809
Forward foreign currency exchange contracts	—	—	—	3,078,313	—	—	3,078,313
Swaps	—	424,091	(2,709,817)	—	—	—	(2,285,726)

	$4,865,401	$424,091	$(2,644,438)	$3,078,313	$1,854,029	$—	$7,577,396

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	(1,662,426)	—	(1,343,447)	—	151,558	—	(2,854,315)
Forward foreign currency exchange contracts	—	—	—	1,391,736	—	—	1,391,736
Swaps	—	(39,997)	(7,483,391)	—	—	—	(7,523,388)

	$(1,662,426)	$(39,997)	$(8,826,838)	$1,391,736	$151,558	$—	$(8,985,967)

CONSOLIDATED SCHEDULE OF INVESTMENTS	41

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Total Factor Fund

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$564,853,207
Average notional value of contracts — short	311,698,031
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	271,220,731
Average amounts sold — in USD	241,404,286
Credit default swaps:
Average notional value — sell protection	32,609,152
Total return swaps:
Average notional value	81,868,444

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$2,687,967	$2,977,251
Forward foreign currency exchange contracts	5,902,764	2,191,705
Swaps — Centrally cleared	—	61,090
Swaps — OTC(a)	966,837	7,621,237

Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities	$9,557,568	$12,851,283
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(2,687,967)	(3,038,341)

Total derivative assets and liabilities subject to an MNA	$6,869,601	$9,812,942

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Consolidated Statement of Assets and Liabilities.

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Received	Cash Collateral Received (b)	Net Amount of Derivative Assets (c)(d)
Bank of America NA(e)	$678,919	$(11,355)	$—	$(667,564)	$—
Barclays Bank plc(e)	461,293	(9,059)	—	—	452,234
BNP Paribas SA(e)	168,792	(36,005)	—	—	132,787
Citibank NA	11,401	(11,401)	—	—	—
Deutsche Bank AG	19,966	—	—	—	19,966
Deutsche Bank AG(e)	226,154	(226,154)	—	—	—
HSBC Bank plc(e)	96,955	(96,955)	—	—	—
JPMorgan Chase Bank NA	331,684	(60,520)	—	(271,164)	—
JPMorgan Chase Bank NA(e)	340,133	(9,249)	—	(260,000)	70,884
Merrill Lynch International & Co.	634,506	(634,506)	—	—	—
Morgan Stanley & Co. International plc(e)	3,899,798	(1,511,432)	—	(2,070,000)	318,366

	$6,869,601	$(2,606,636)	$—	$(3,268,728)	$994,237

42	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Total Factor Fund

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Pledged	Cash Collateral Pledged (f)	Net Amount of Derivative Liabilities (d)(g)
Bank of America NA	$2,006,743	$—	$—	$(2,006,743)	$—
Bank of America NA(e)	11,355	(11,355)	—	—	—
Barclays Bank plc(e)	9,059	(9,059)	—	—	—
BNP Paribas SA(e)	36,005	(36,005)	—	—	—
Citibank NA	2,793,272	(11,401)	—	(1,890,000)	891,871
Credit Suisse International	670,934	—	—	—	670,934
Deutsche Bank AG(e)	396,000	(226,154)	—	—	169,846
HSBC Bank plc(e)	218,605	(96,955)	—	(121,650)	—
JPMorgan Chase Bank NA	60,520	(60,520)	—	—	—
JPMorgan Chase Bank NA(e)	9,249	(9,249)	—	—	—
Merrill Lynch International & Co.	2,089,768	(634,506)	—	(1,455,262)	—
Morgan Stanley & Co. International plc(e)	1,511,432	(1,511,432)	—	—	—

	$9,812,942	$(2,606,636)	$—	$(5,473,655)	$1,732,651

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Represents derivatives owned by the BlackRock Cayman Strategic Risk Allocation Fund, Ltd., a wholly-owned subsidiary of the Fund. See Note 1 of the Notes to Consolidated Financial Statements.
(f)	Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(g)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$72,895,359	$—	$72,895,359
Short-Term Securities:
Money Market Funds	12,710,094	—	—	12,710,094
U.S. Treasury Obligations	—	274,347,755	—	274,347,755

	$12,710,094	$347,243,114	$—	$359,953,208

Derivative Financial Instruments(b)
Assets:
Commodity contracts	$1,468,823	$—	$—	$1,468,823
Credit contracts	—	264,067	—	264,067
Equity contracts	1,987,907	966,837	—	2,954,744
Foreign currency exchange contracts	—	5,902,764	—	5,902,764
Interest rate contracts	8,787,338	—	—	8,787,338
Liabilities:
Commodity contracts	(2,236,878)	—	—	(2,236,878)
Credit contracts	—	(41,686)	—	(41,686)
Equity contracts	(3,957,548)	(7,621,237)	—	(11,578,785)
Foreign currency exchange contracts	—	(2,191,705)	—	(2,191,705)
Interest rate contracts	(5,098,938)	—	—	(5,098,938)

	$950,704	$(2,720,960)	$—	$(1,770,256)

(a)	See above Consolidated Schedule of Investments for values in each security type.
(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to consolidated financial statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS	43

Consolidated Statement of Assets and Liabilities  (unaudited)

January 31, 2020

BlackRock Total Factor Fund

ASSETS
Investments at value — unaffiliated (cost — $344,924,070)	$347,243,114
Investments at value — affiliated (cost — $12,710,094)	12,710,094
Cash	7,310,823
Cash pledged:
Collateral — OTC derivatives	7,140,000
Futures contracts	26,592,000
Centrally cleared swaps	1,963,000
Foreign currency at value (cost — $14,897,681)	14,944,936
Receivables:
Capital shares sold	2,880,528
Dividends — affiliated	23,953
Interest — unaffiliated	193,929
From the Manager	4,785
Variation margin on futures contracts	2,687,967
Unrealized appreciation on:
Forward foreign currency exchange contracts	5,902,764
OTC swaps	966,837
Prepaid expenses	67,869

Total assets	430,632,599

LIABILITIES
Due to broker	1,458,260
Cash received as collateral for OTC derivatives	4,020,000
Payables:
Swaps	95,322
Administration fees	14,493
Capital shares redeemed	587,353
Investment advisory fees	92,238
Trustees’ and Officer’s fees	2,358
Other affiliates	90
Service and distribution fees	2,638
Variation margin on futures contracts	2,977,251
Variation margin on centrally cleared swaps	61,090
Other accrued expenses	190,156
Unrealized depreciation on:
Forward foreign currency exchange contracts	2,191,705
OTC swaps	7,621,237

Total liabilities	19,314,191

NET ASSETS	$411,318,408

NET ASSETS CONSIST OF
Paid-in capital	$410,785,697
Accumulated earnings	532,711

NET ASSETS	$411,318,408

NET ASSET VALUE
Institutional — Based on net assets of $379,910,239 and 37,176,795 shares outstanding, unlimited number of shares authorized, $0.001 par value	$10.22

Investor A — Based on net assets of $9,768,958 and 959,763 shares outstanding, unlimited number of shares authorized, $0.001 par value	$10.18

Investor C — Based on net assets of $721,129 and 71,259 shares outstanding, unlimited number of shares authorized, $0.001 par value	$10.12

Class K — Based on net assets of $20,918,082 and 2,045,548 shares outstanding, unlimited number of shares authorized, $0.001 par value	$10.23

See notes to consolidated financial statements.

44	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statement of Operations  (unaudited)

Six Months Ended January 31, 2020

BlackRock Total Factor Fund

INVESTMENT INCOME
Dividends — affiliated	$132,559
Dividends — unaffiliated	847
Interest — unaffiliated(a)	2,228,224

Total investment income	2,361,630

EXPENSES
Investment advisory	759,400
Accounting services	125,028
Transfer agent — class specific	100,507
Administration	64,550
Registration	61,977
Professional	56,820
Administration — class specific	30,374
Printing	17,530
Service and distribution — class specific	14,478
Custodian	13,702
Trustees and Officer	902
Miscellaneous	33,689

Total expenses	1,278,957
Less:
Administration fees waived — class specific	(28,887)
Fees waived and/or reimbursed by the Manager	(378,813)
Transfer agent fees waived and/or reimbursed — class specific	(27,292)

Total expenses after fees waived and/or reimbursed	843,965

Net investment income	1,517,665

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,337,566)
Capital gain distributions from investment companies — affiliated	31
Forward foreign currency exchange contracts	3,078,313
Foreign currency transactions	45,875
Futures contracts	6,784,809
Swaps	(2,285,726)

6,285,736

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	1,613,940
Forward foreign currency exchange contracts	1,391,736
Foreign currency translations	176,132
Futures contracts	(2,854,315)
Swaps	(7,523,388)

(7,195,895)

Net realized and unrealized loss	(910,159)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$607,506

(a)	Includes net inflationary and deflationary adjustments. See Note 4 of the Notes to Consolidated Financial Statements.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	45

Consolidated Statements of Changes in Net Assets

	BlackRock Total Factor Fund
	Six Months Ended 01/31/20 (unaudited)	Year Ended 07/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,517,665	$2,703,958
Net realized gain	6,285,736	4,700,080
Net change in unrealized appreciation (depreciation)	(7,195,895)	5,332,960

Net increase in net assets resulting from operations	607,506	12,736,998

DISTRIBUTIONS TO SHAREHOLDERS (a)
Institutional	(7,545,741)	(3,930,218)
Investor A	(251,603)	(137,786)
Investor C	(16,900)	(11,637)
Class K	(567,568)	(506,840)

Decrease in net assets resulting from distributions to shareholders	(8,381,812)	(4,586,481)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	186,327,288	67,856,470

NET ASSETS
Total increase in net assets	178,552,982	76,006,987
Beginning of period	232,765,426	156,758,439

End of period	$411,318,408	$232,765,426

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to consolidated financial statements.

46	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Total Factor Fund
	Institutional
	Six Months Ended 01/31/20		Year Ended July 31,
	(unaudited)		2019	2018	2017		2016	2015

Net asset value, beginning of period	$10.50		$10.18	$10.18	$9.79		$9.96	$10.11
Net investment income (loss) (a)	0.05		0.16	0.08	(0.00	)(b)	(0.04)	(0.06)
Net realized and unrealized gain (loss)	(0.03)		0.44	0.39	0.53		0.29	0.28
Net increase from investment operations	0.02		0.60	0.47	0.53		0.25	0.22
Distributions (c)
From net investment income	(0.01)		(0.24)	—	(0.04)		(0.42)	(0.35)
From net realized gain	(0.29)		(0.04)	(0.47)	(0.10)		—	(0.02)
Total distributions	(0.30)		(0.28)	(0.47)	(0.14)		(0.42)	(0.37)

Net asset value, end of period	$10.22		$10.50	$10.18	$10.18		$9.79	$9.96

Total Return (d)
Based on net asset value	0.19%	(e)	6.10%	4.59%	5.46%		2.86%	2.24%

Ratios to Average Net Assets (f)
Total expenses	0.83%	(g)	1.29%	1.82%	1.65%		1.61%	1.52%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.55%	(g)	0.55%	0.54%	0.68%		1.00%	1.00%
Net investment income (loss)	1.00%	(g)	1.55%	0.76%	(0.03)%		(0.45)%	(0.61)%

Supplemental Data
Net assets, end of period (000)	$379,910		$206,351	$122,627	$31,334		$27,712	$35,597
Portfolio turnover rate	6%		74%	64%	73%		11%	4%

(a) Based on average shares outstanding.

(b) Amount is greater than $(0.005) per share.

(c)  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d) Where applicable, assumes the reinvestment of distributions.

(e) Aggregate total return.

(f)  Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 01/31/20 (unaudited)		Year Ended July 31,
			2019	2018	2017		2016	2015
Investments in underlying funds	0.01%		0.01%	0.05%	0.11%		0.08%	0.09%

(g)	Annualized.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	47

Consolidated Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Total Factor Fund
	Investor A
	Six Months Ended	Year Ended July 31,
	01/31/20 (unaudited)	2019	2018	2017	2016	2015

Net asset value, beginning of period	$10.46	$10.15	$10.15	$9.77	$9.93	$10.09

Net investment income (loss) (a)	0.04	0.13	0.02	(0.02)	(0.07)	(0.09)
Net realized and unrealized gain (loss)	(0.03)	0.44	0.42	0.52	0.30	0.28

Net increase from investment operations	0.01	0.57	0.44	0.50	0.23	0.19

Distributions (b)
From net investment income	—	(0.22)	—	(0.02)	(0.39)	(0.33)
From net realized gain	(0.29)	(0.04)	(0.44)	(0.10)	—	(0.02)

Total distributions	(0.29)	(0.26)	(0.44)	(0.12)	(0.39)	(0.35)

Net asset value, end of period	$10.18	$10.46	$10.15	$10.15	$9.77	$9.93

Total Return (c)
Based on net asset value	0.09%(d)	5.80%	4.35%	5.16%	2.68%	1.97%

Ratios to Average Net Assets (e)
Total expenses	1.22%(f)	1.65%	2.20%	2.09%	2.03%	1.94%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.80%(f)	0.80%	0.80%	0.91%	1.25%	1.25%
Net investment income (loss)	0.77%(f)	1.28%	0.18%	(0.21)%	(0.70)%	(0.86)%

Supplemental Data
Net assets, end of period (000)	$9,769	$7,423	$4,936	$2,327	$1,448	$1,811

Portfolio turnover rate	6%	74%	64%	73%	11%	4%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 01/31/20 (unaudited)	Year Ended July 31,
		2019	2018	2017	2016	2015
Investments in underlying funds	0.01%	0.01%	0.05%	0.11%	0.08%	0.09%

(f)	Annualized.

See notes to consolidated financial statements.

48	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Total Factor Fund
	Investor C
	Six Months Ended 01/31/20 (unaudited)		Year Ended July 31,
			2019	2018	2017	2016	2015

Net asset value, beginning of period	$10.40		$10.08	$10.07	$9.71	$9.84	$10.02
Net investment income (loss) (a)	0.00	(b)	0.04	(0.11)	(0.10)	(0.13)	(0.16)
Net realized and unrealized gain (loss)	(0.03)		0.44	0.48	0.52	0.29	0.29
Net increase (decrease) from investment operations	(0.03)		0.48	0.37	0.42	0.16	0.13

Distributions (c)
From net investment income	—		(0.12)	—	—	(0.29)	(0.29)
From net realized gain	(0.25)		(0.04)	(0.36)	(0.06)	—	(0.02)
Total distributions	(0.25)		(0.16)	(0.36)	(0.06)	(0.29)	(0.31)

Net asset value, end of period	$10.12		$10.40	$10.08	$10.07	$9.71	$9.84

Total Return (d)
Based on net asset value	(0.30)%(e)		4.95%	3.62%	4.40%	1.82%	1.32%

Ratios to Average Net Assets (f)
Total expenses	1.94%(g	)	2.47%	2.98%	2.80%	2.72%	2.59%
Total expenses after fees waived and/or reimbursed and paid indirectly	1.55%(g	)	1.55%	1.55%	1.68%	2.00%	2.00%
Net investment income (loss)	0.04%(g	)	0.41%	(1.08)%	(1.01)%	(1.45)%	(1.56)%

Supplemental Data
Net assets, end of period (000)	$721		$608	$755	$908	$659	$851
Portfolio turnover rate	6%		74%	64%	73%	11%	4%

(a) Based on average shares outstanding.

(b) Amount is less than $0.005 per share.

(c)  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d) Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(e) Aggregate total return.

(f)  Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended		Year Ended July 31,
	01/31/20 (unaudited)		2019	2018	2017	2016	2015
Investments in underlying funds	0.01%		0.01%	0.05%	0.11%	0.08%	0.09%

(g)	Annualized.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	49

Consolidated Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Total Factor Fund
	Class K
	Six Months Ended	Year Ended July 31,		Period from
	01/31/20 (unaudited)	2019	2018	02/03/17(a) to 07/31/17

Net asset value, beginning of period	$10.51	$10.18	$10.18	$9.76
Net investment income(b)	0.06	0.14	0.28	0.01
Net realized and unrealized gain (loss)	(0.04)	0.47	0.19	0.41
Net increase from investment operations	0.02	0.61	0.47	0.42

Distributions(c)
From net investment income	(0.01)	(0.24)	—	—
From net realized gain	(0.29)	(0.04)	(0.47)	—
Total distributions	(0.30)	(0.28)	(0.47)	—

Net asset value, end of period	$10.23	$10.51	$10.18	$10.18

Total Return(d)
Based on net asset value	0.21%(e)	6.23%	4.61%	4.30%(e)

Ratios to Average Net Assets(f)
Total expenses	0.78%(g)	1.29%	1.81%	1.84%(g)
Total expenses after fees waived and/or reimbursed and paid indirectly	0.50%(g)	0.50%	0.50%	0.49%(g)
Net investment income	1.09%(g)	1.43%	2.79%	0.28%(g)

Supplemental Data
Net assets, end of period (000)	$20,918	$18,383	$28,440	$230
Portfolio turnover rate	6%	74%	64%	73%(h)

(a) Commencement of operations.

(b) Based on average shares outstanding.

(c)  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d) Where applicable, assumes the reinvestment of distributions.

(e) Aggregate total return.

(f)  Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended	Year Ended July 31,		Period from
	01/31/20 (unaudited)	2019	2018	02/03/17 (a) to 07/31/17
Investments in underlying funds	0.01%	0.01%	0.05%	0.11%

(g)	Annualized.
(h)	Portfolio turnover rate is representative of the Fund for the entire year.

See notes to consolidated financial statements.

50	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock Total Factor Fund (the “Fund”) is a series of the Trust. The Fund is classified as non-diversified.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional and Class K Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes	(b)	To Investor A Shares after approximately 10 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

Basis of Consolidation: The accompanying consolidated financial statements of the Fund include the account of BlackRock Cayman Strategic Risk Allocation Fund, Ltd. (the “Subsidiary”), which is a wholly-owned subsidiary of the Fund and primarily invests in commodity-related instruments and other derivatives. The Subsidiary enables the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary as of period end were $11,576,174, which is 2.8% of the Fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to the Fund, except that the Subsidiary may invest without limitation in commodity related instruments.

2.	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts, forward foreign currency exchange contracts and swaps) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions from net investment income are declared and paid at least annually. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Net income and realized gains from investments held by the Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	51

Notes to Consolidated Financial Statements  (unaudited) (continued)

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the consolidated financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official dosing price each day, if available. For equity investments traded on more than one exchange, the official dosing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•

Fixed-income securities for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Fund’s net assets. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•

Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield

52	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements  (unaudited) (continued)

curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amounts reflected in the Consolidated Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Consolidated Statement of Assets and Liabilities.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	53

Notes to Consolidated Financial Statements  (unaudited) (continued)

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Consolidated Statement of Operations.

•

Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).

The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•

Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Consolidated Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events.

54	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements  (unaudited) (continued)

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from its counterparties are not fully collateralized, it bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, it bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated Statement of Assets and Liabilities

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets.

Average Daily Net Assets	Investment Advisory Fees
First $1 Billion	0.50%
$1 Billion — $3 Billion	0.47
$3 Billion — $5 Billion	0.45
$5 Billion — $10 Billion	0.44
Greater than $10 Billion	0.43

The Manager provides investment management and other services to the Subsidiary. The Manager does not receive separate compensation from the Subsidiary for providing investment management or administrative services. However, the Fund pays the Manager based on the Fund’s net assets, which includes the assets of the Subsidiary.

The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Service Fees	Distribution Fees
Investor A	0.25%	—%
Investor C	0.25	0.75

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended January 31, 2020, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

Service and Distribution Fees
Investor A	$10,918
Investor C	3,560
$14,478

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	55

Notes to Consolidated Financial Statements  (unaudited) (continued)

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Consolidated Statement of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees
First $500 Million	0.0425%
$500 Million — $1 Billion	0.0400
$1 Billion — $2 Billion	0.0375
$2 Billion — $4 Billion	0.0350
$4 Billion — $13 Billion	0.0325
Greater than $13 Billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Consolidated Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended January 31, 2020, the Fund paid the following to the Manager in return for these services, which are included in administration — class specific in the Consolidated Statement of Operations:

Institutional Investor A	$27,489 874
Investor C	71
Class K	1,940
$30,374

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended January 31, 2020, the Fund did not pay any amounts to affiliates in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended January 31, 2020, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Consolidated Statement of Operations:

Institutional	$186
Investor A	72
Investor C	7
Class K	202
$467

For the six months ended January 31, 2020, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

Institutional Investor A	$90,443 8,514
Investor C	592
Class K	958
$100,507

Other Fees: For the six months ended January 31, 2020, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares of $182.

For the six months ended January 31, 2020, affiliates received CDSCs of $59 for Investor C Shares.

Expense Limitations, Waivers, Reimbursements and Recoupments: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through November 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. Prior to November 27, 2019, this waiver was voluntary. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the six months ended January 31, 2020, the amount waived was $5,478.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through November 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended January 31, 2020, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.

56	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements  (unaudited) (continued)

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Institutional	0.55%
Investor A	0.80
Investor C	1.55
Class K	0.50

The Manager has agreed not to reduce or discontinue these contractual expense limitations through November 30, 2020, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended January 31, 2020, the Manager waived and/ or reimbursed $373,335, which is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations.

These amounts waived and/or reimbursed are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Consolidated Statement of Operations. For the six months ended January 31, 2020, class specific expense waivers and/or reimbursements were as follows:

Administration Fees Waived
Institutional	$26,003
Investor A	873
Investor C	71
Class K	1,940
$28,887

Transfer Agent Fees Waived and/or Reimbursed
Institutional	$19,537
Investor A	6,366
Investor C	431
Class K	958
$27,292

With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1) the Fund has more than $50 million in assets for the fiscal year, and

(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective December 27, 2019, the repayment arrangement between the Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses was terminated.

The following Fund level and class specific waivers and/or reimbursements previously recorded by the Fund, which were subject to recoupment by the Manager, expired on December 27, 2019:

Fund Level	$2,394,598
Institutional	69,506
Investor A	16,391
Investor C	2,549
Class K	10,446

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended January 31, 2020, the Fund did not participate in the Interfund Lending Program.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	57

Notes to Consolidated Financial Statements  (unaudited) (continued)

Trustees and Officers: Certain Trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Consolidated Statement of Operations.

7.	PURCHASES AND SALES

For the six months ended January 31, 2020, purchases and sales of investments, excluding short-term securities, were as follows:

	Purchases	Sales
Non-U.S. Government Securities	$33,977,186	$2,507,422
U.S. Government Securities	4,953,591	285,193

8.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the four years ended July 31, 2019. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of January 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s consolidated financial statements.

As of January 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$361,267,080

Gross unrealized appreciation	$18,361,110
Gross unrealized depreciation	(21,445,238)

Net unrealized depreciation	$(3,084,128)

9.	BANK BORROWINGS

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2020 unless extended or renewed. Prior to April 18, 2019, Participating Funds paid an upfront commitment fee of 0.02% on the total commitment amounts, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Consolidated Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended January 31, 2020, the Fund did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience

58	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements  (unaudited) (continued)

significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and has now been detected internationally. This coronavirus has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of epidemics and pandemics such as the coronavirus, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. The impact of the outbreak may be short term or may last for an extended period of time.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by the Fund.

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Concentration Risk: The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	59

Notes to Consolidated Financial Statements  (unaudited) (continued)

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 01/31/20		Year Ended 07/31/19

	Shares	Amount	Shares	Amount

Institutional
Shares sold	19,893,806	$205,245,390	14,250,924	$142,379,931
Shares issued in reinvestment of distributions	659,597	6,741,082	363,611	3,512,487
Shares redeemed	(3,026,755)	(31,478,665)	(7,011,880)	(69,633,579)

Net increase	17,526,648	$180,507,807	7,602,655	$76,258,839

Investor A
Shares sold and automatic conversion of shares	421,473	$4,382,799	495,638	$4,953,372
Shares issued in reinvestment of distributions	24,603	250,453	13,966	134,634
Shares redeemed	(195,812)	(2,018,307)	(286,397)	(2,856,377)

Net increase	250,264	$2,614,945	223,207	$2,231,629

Investor C
Shares sold	17,624	$183,021	17,287	$178,659
Shares issued in reinvestment of distributions	1,668	16,900	1,165	11,221
Shares redeemed and automatic conversion of shares	(6,479)	(66,941)	(34,885)	(345,819)

Net increase (decrease)	12,813	$132,980	(16,433)	$(155,939)

Class K
Shares sold	670,111	$7,035,021	451,565	$4,522,254
Shares issued in reinvestment of distributions	55,535	571,969	51,821	501,104
Shares redeemed	(429,739)	(4,535,434)	(1,546,880)	(15,501,417)

Net increase (decrease)	295,907	$3,071,556	(1,043,494)	$(10,478,059)

Total Net Increase	18,085,632	$186,327,288	6,765,935	$67,856,470

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.

60	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of BlackRock FundsSM, on behalf of BlackRock Total Factor Fund, met on November 14-15, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the BlackRock open-end funds, excluding money market funds (each, a “Fund”), pursuant to the Liquidity Rule. The Board has appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HUM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions: During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a Fund participated in borrowings for investment purposes (such as tender option bonds and reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a Fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions: During the Program Reporting Period, the Committee reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements: The Committee considered the terms of the credit facility applicable to the Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple Funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio and BlackRock Credit Strategies Income Fund, each a series of BlackRock Funds V). The Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM	61

Trustee and Officer Information

Mark Stalnecker, Chair of the Board and Trustee

Bruce R. Bond, Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Lena G. Goldberg, Trustee

Henry R. Keizer, Trustee

Cynthia A. Montgomery, Trustee

Donald C. Opatrny, Trustee

Joseph P. Platt, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Lisa Belle, Anti-Money Laundering Compliance Officer

Janey Ahn, Secretary

Effective September 19, 2019, Lisa Belle replaced John MacKessy as the Anti-Money Laundering Compliance Officer of the Trust.

Effective September 19, 2019, Janey Ahn replaced Benjamin Archibald as the Secretary of the Trust.

Effective December 31, 2019, Robert M. Hernandez retired as Trustee of the Trust.

Investment Adviser and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Adviser

BlackRock International Limited

Edinburgh, EH3 8BL

United Kingdom

Accounting Agent

JPMorgan Chase Bank, N.A.

New York, NY 10179

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

JPMorgan Chase Bank, N.A.

New York, NY 10179

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, PA 19103

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

62	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at sec.gov. The Fund’s Form N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at blackrock.com; and (3) on the SEC’s website at sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

ADDITIONAL INFORMATION	63

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

64	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Glossary of Terms Used in this Report

Currency

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

RUB	New Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

TWD	Taiwan New Dollar

USD	United States Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts

CDI	Crest Depository Interests

CVA	Certification Van Aandelon (Dutch Certificate)

CVR	Contingent Value Rights

FDR	Fiduciary Depositary Receipt

HIBOR	Hong Kong Interbank Offer Rate

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

OTC	Over-the-counter

RBOB	Reformulated Gasoline Blend Stock for Oxygen Blending

S&P	Standard & Poor’s

SCA	Svenska Cellulosa Aktiebolaget

WTI	West Texas Intermediate

GLOSSARY OF TERMS USED IN THIS REPORT	65

Want to know more?

blackrock.com    |    877-275-1255 (1-877-ASK-1BLK)

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

SRA-1/20-SAR

JANUARY 31, 2020

2020 Semi–Annual Report (Unaudited)

BlackRock FundsSM

●	BlackRock Short Obligations Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7762 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the BlackRock website at blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured - May Lose Value - No Bank Guarantee

The Markets in Review

Dear Shareholder,

U.S. equities and bonds both delivered impressive returns over the last 12 months, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. Investors were further encouraged by the apparent cessation of trade hostilities between the United States and China late in 2019, although some of these gains were reversed in January 2020, as the spread of the coronavirus injected uncertainty into markets.

Returns for most securities were particularly strong in the second half of the reporting period, as investors began to realize that the U.S. economy was maintaining the modest yet steady growth that has characterized this economic cycle. In the United States, large-cap stocks led the broader market, while small-cap equities still posted healthy returns. Emerging market stocks, however, were constrained by coronavirus fears, losing most of their gains near the end of the reporting period.

Fixed-income securities played an important role in diversified portfolios by delivering strong returns amid economic uncertainty, as interest rates declined (and bond prices rose). Long-term bonds, particularly long- term Treasuries, generally posted the strongest returns, as inflation remained low despite an uptick late in the reporting period. Investment-grade and high-yield corporate bonds also posted solid returns, as the credit fundamentals in corporate markets remained relatively solid.

Continuing the shift toward looser monetary policy that began in early 2019, the U.S. Federal Reserve (the “Fed”) increased efforts to stimulate economic activity. The Fed reduced interest rates three times during the reporting period, from July 2019 to October 2019. In December 2019, the Fed further reassured markets by indicating that it is unlikely to reverse course and tighten monetary policy in the near future. Following in the Fed's footsteps, the European Central Bank announced aggressive economic stimulus measures, including lower interest rates and the return of its bond purchasing program. The Bank of Japan continued its accommodative monetary policy, while China committed to looser credit conditions and an increase in fiscal spending.

The outpouring of global economic stimulus led to a sharp rally in risk assets throughout the world despite the headwind of rising geopolitical and trade tensions. Hopes continued to remain high as the current economic expansion became the longest in U.S. history.

Looking ahead, we believe there are reasons to remain cautious about the U.S. economy, most notably the uncertainty around the duration of the impact of the coronavirus-driven economic contraction, the U.S. presidential election and future earnings growth. At this time we are watching the developments around the world very closely to assess the full extent of the risks of economic disruption that could result from the global pandemic. Corporate earnings underperformed in 2019, but action by the Fed led to outstanding equity returns. With the future of monetary policy and consumer behaviors uncertain, earnings deterioration could act as a drag on equities.

Overall, we favor moderately increasing investment risk to benefit from expected growth. We are neutral on U.S. equities, but we favor emerging market and Japanese equities, which could benefit from an uptick in global trade and investment. Increasing cyclical exposure through value-style investing and maintaining a meaningful emphasis on high-quality companies through quality factors also makes sense for diversified investors. In fixed income, extremely low yields and inflation risk limit the effectiveness of many bond classes as a counterweight in portfolios. We favor higher-yielding bonds from emerging markets, where central banks have more room for further accommodation, while strategically using U.S. Treasuries as stabilizers.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today's markets.

Rob Kapito
President, BlackRock Advisors, LLC

Total Returns as of January 31, 2020

	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	9.31%	21.68%
U.S. small cap equities (Russell 2000® Index)	3.26	9.21
International equities (MSCI Europe, Australasia, Far East Index)	6.12	12.10
Emerging market equities (MSCI Emerging Markets Index)	3.36	3.81
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	0.98	2.22
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	5.13	12.15
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	4.20	9.64
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.08	8.21
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	3.43	9.40

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

2	T h i s P a g e i s n o t P a r t o f Y o u r F u n d R e p o r t

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are also available on BlackRock's website.

TO ENROLL IN ELECTRONIC DELIVERY:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select “Access Your Account”

3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions

3

Fund Summary as of January 31, 2020	BlackRock Short Obligations Fund

Investment Objective

BlackRock Short Obligations Fund's (the “Fund”) investment objective is to seek current income consistent with preservation of capital.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended January 31, 2020, the Fund outperformed its benchmark, the ICE BofAML 6-Month U.S. Treasury Bill Index.

What factors influenced performance?

During the period, the Fund's holdings of commercial paper, investment grade corporate bonds in the financial sector, certificates of deposit and repurchase agreements contributed to Fund performance.

Conversely, in a declining interest rate environment, the lower yields of new security purchases weighed on returns as the Fund's focus on shorter maturities exposed the portfolio to reinvestment risk.

Describe recent portfolio activity.

As of January 31, 2020, the Fund held an approximately 50% allocation to commercial paper, certificates of deposit and repurchase agreements. The Fund continued to favor longer duration securities (i.e., those more sensitive to changes in interest rates) throughout the period given the accommodative stance of the Fed following three short-term rate reductions in 2019. The Fund continued to take advantage of the relative value derived from corporate bonds within the short-term credit markets, as the technical backdrop favors this asset class. The investment adviser saw strong demand for bonds with maturities of three years or less as supply remained limited. The Fund also maintained an allocation to repurchase agreements, as the investment adviser believed that the yield and liquidity from this asset class was favorable relative to short-dated money market instruments. However, following the Fed's intervention in supplying additional liquidity to the banking system, the Fund reduced its allocation to repurchase agreements slightly to 5%, as the Securities Overnight Financing Rate (“SOFR”) consistently traded near the bottom of the Fed's target range. In addition, the Fund kept its floating rate note (“FRN”) allocation relatively stable at between 35% to 40% of portfolio assets. In the investment adviser's opinion, FRNs offered excellent incremental income per unit of duration and are expected to continue to offer attractive yields given that the Fed appears to be on hold.

Describe Fund positioning at period end.

At period end, the Fund was positioned with a neutral duration. The Fund also held attractively valued investment grade credits and short-dated commercial paper, and was overweight in FRNs.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

PORTFOLIO COMPOSITION
Asset Type	Percent of Net Assets
Corporate Bonds	43%
Commercial Paper	26
Certificates of Deposit	23
Repurchase Agreements	5
Asset-Backed Securities	3
Foreign Agency Obligations	—	(a)
Investment Companies	—	(a)
Money Market Funds	—	(a)
Municipal Bonds	—	(a)
Liabilities in Excess of Other Assets	—	(a)
MATURITY BREAKDOWN
Percent of Net Assets
1-7 days	5%
8-14 days	2
15-30 days	5
31-60 days	9
61-90 days	9
91-120 days	7
121-150 days	4
>150 days	59

(a)	Represents less than 1% of the Fund's net assets.

4	2 0 2 0 B l a c k R o c k S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Fund Summary as of January 31, 2020 (continued)	BlackRock Short Obligations Fund

Performance Summary for the Period Ended January 31, 2020

				Average Annual Total Returns (a)(b)
	Standardized 30-Day Yields (c)	Unsubsidized 30-Day Yields (c)	6-Month Total Returns	1 Year	5 Years	Since Inception (d)
Institutional	1.74%	1.61%	1.28%	2.83%	1.61%	1.26%
Investor A	1.56	1.46	1.19	2.63	1.36	0.99
Class K	1.84	1.71	1.23	2.82	1.69	1.33
ICE BofAML 6-Month U.S. Treasury Bill Index (e)	—	—	1.13	2.49	1.29	0.94

(a)	See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)	Under normal market conditions, the Fund will invest in U.S. dollar-denominated investment grade and short-term fixed and floating rate debt securities maturing in three years or less (with certain exceptions) and will maintain a dollar-weighted average maturity of 180 days or less and a dollar-weighted average life of 365 days or less.

(c)	The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

(d)	The Fund commenced operations on November 15, 2012.

(e)	An unmanaged index that tracks 6-Month U.S. Treasury securities.

Past performance is not indicative of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical (a)
	Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period (b)	Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period (b)	Annualized Expense Ratio
Institutional	$1,000.00	$1,012.80	$1.52	$1,000.00	$1,023.63	$1.53	0.30%
Investor A	1,000.00	1,011.90	2.43	1,000.00	1,022.72	2.44	0.48
Class K	1,000.00	1,012.30	1.01	1,000.00	1,024.13	1.02	0.20

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

(b)	For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

F u n d S u m m a r y	5

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Institutional Shares performance shown prior to the Institutional Shares inception date of July 9, 2013 is that of Class K Shares (which have no distribution or service fees) and was restated Institution Shares fees.

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) upon redemption of shares received in an exchange transaction for Investor A Shares of a fund advised by BlackRock Advisors. LLC (the “Manager”) or its affliliates where no initial sales charge was paid at time of purchase of such fund. These shares are generally available through financial intermediaries. Investor A Shares performance shown prior to the Investor A Shares inception date of March 9, 2018 is that of Class K Shares (which have no distribution or service fees) and was restated to reflected Investor A Shares fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

The Manager, the Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. With respect to the Fund's voluntary waiver, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver may be reduced or discontinued at any time. With respect to the Fund's contractual waiver, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 5 of the Notes to Financial Statements for additional information on waivers and/or reimbursements. The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown on the previous page (which is based on a hypothetical investment of $1,000 invested on August 1, 2019 and held through January 31, 2020) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical example that appear in shareholder reports of other funds.

The expenses shown in the expense example are intented to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	2 0 2 0 B l a c k R o c k S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited)	BlackRock Short Obligations Fund
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities — 2.6%
BMW Vehicle Owner Trust, Series 2019-A, Class A2, 2.05%, 05/25/22	USD	21,980	$22,029,062
Carmax Auto Owner Trust, Series 2019-3, Class A2B, (LIBOR USD 1 Month + 0.25%), 1.93%, 12/15/22(a)		4,250	4,253,038
CarMax Auto Owner Trust:
Series 2019-1, Class A2A, 3.02%, 07/15/22		1,713	1,721,477
Series 2019-3, Class A2A, 2.21%, 12/15/22		4,050	4,066,320
Series 2020-1, Class A2, 1.87%, 04/17/23		7,870	7,893,294
DCENT, Series 2019-A2, Class A, (LIBOR USD 1 Month + 0.00%), 1.95%, 12/15/23		25,000	25,088,577
Ford Credit Auto Lease Trust, Series 2020-A, Class A2, 1.80%, 07/15/22		15,770	15,770,000
Hyundai Auto Receivables Trust, Series 2019-B, Class A2, 1.93%, 07/15/22		10,000	10,025,840
Mercedes-Benz Auto Receivables Trust, Series 2018-1, Class A2A, 2.71%, 04/15/21		162	162,240
USAA Auto Owner Trust, Series 2019-1, Class A2, 2.26%, 02/15/22		11,510	11,528,994

Total Asset-Backed Securities — 2.6%
(Cost: $102,302,359)			102,538,842

Corporate Bonds — 42.5%

Aerospace & Defense — 1.1%
Lockheed Martin Corp., 2.50%, 11/23/20		16,000	16,094,129
Raytheon Co., 3.13%, 10/15/20		6,600	6,665,282
United Technologies Corp.:
1.90%, 05/04/20		15,275	15,279,062
(LIBOR USD 3 Month + 0.65%), 2.55%, 08/16/21(a)		4,865	4,865,925
			42,904,398
Auto Components — 0.1%
Toyota Industries Corp., 3.11%, 03/12/22(b)		2,559	2,621,666

Automobiles — 1.7%(b)
BMW US Capital LLC:
(LIBOR USD 3 Month + 0.38%), 2.25%, 04/06/20(a)		4,350	4,353,663
3.25%, 08/14/20		880	887,158
(LIBOR USD 3 Month + 0.50%), 2.40%, 08/13/21(a)		10,000	10,041,865
2.95%, 04/14/22		4,000	4,096,367
Daimler Finance North America LLC:
2.25%, 03/02/20		10,750	10,753,832
3.10%, 05/04/20		5,576	5,593,198
2.30%, 02/12/21		2,000	2,006,379
3.00%, 02/22/21		5,000	5,057,103
Hyundai Capital America:
2.55%, 04/03/20		5,970	5,973,755
(LIBOR USD 3 Month + 0.80%), 2.71%, 04/03/20(a)		425	425,460
3.00%, 10/30/20		2,255	2,272,600
(LIBOR USD 3 Month + 0.82%), 2.71%, 03/12/21(a)		1,000	1,002,206
Nissan Motor Acceptance Corp., (LIBOR USD 3 Month + 0.39%), 2.35%, 09/28/20(a) .		750	750,703
Volkswagen Group of America Finance LLC:
2.40%, 05/22/20		3,379	3,384,274
3.88%, 11/13/20		7,000	7,106,449
2.50%, 09/24/21		665	671,300
(LIBOR USD 3 Month + 0.86%), 2.79%, 09/24/21(a)		5,215	5,259,136
			69,635,448
Security	Par (000)		Value

Banks — 19.7%
ABN AMRO Bank NV(b):
2.45%, 06/04/20	USD	13,974	$14,003,346
(LIBOR USD 3 Month + 0.41%), 2.23%, 01/19/21(a)		8,400	8,424,757
2.65%, 01/19/21		16,170	16,299,392
(LIBOR USD 3 Month + 0.57%), 2.49%, 08/27/21(a)		1,000	1,005,780
ANZ New Zealand Int'l Ltd., 2.75%, 01/22/21(b)		14,508	14,650,326
Australia & New Zealand Banking Group Ltd.:
(LIBOR USD 3 Month + 0.32%), 2.22%, 11/09/20(a)(b)		1,500	1,503,263
2.25%, 11/09/20		2,425	2,435,439
2.70%, 11/16/20		7,130	7,189,634
4.88%, 01/12/21(b)		3,000	3,088,333
(LIBOR USD 3 Month + 0.87%), 2.78%, 11/23/21(a)(b)		8,000	8,094,759
Bank of America Corp.:
2.63%, 10/19/20		4,000	4,024,428
5.88%, 01/05/21		4,050	4,202,090
(LIBOR USD 3 Month + 0.63%), 2.33%, 10/01/21(a)		9,000	9,032,137
Bank of America NA(a):
(LIBOR USD 3 Month + 0.35%), 2.26%, 05/24/21		12,000	12,011,333
(SOFR + 0.55%), 2.13%, 06/21/21		8,000	8,005,131
(LIBOR USD 3 Month + 0.32%), 2.11%, 07/26/21		5,000	5,002,646
Bank of Montreal, (LIBOR USD 3 Month + 0.34%), 2.19%, 07/13/20(a)		4,000	4,005,526
Bank of Nova Scotia (The):
2.15%, 07/14/20		2,000	2,003,767
2.35%, 10/21/20		6,800	6,832,516
2.50%, 01/08/21		1,256	1,265,493
Banque Federative du Credit Mutuel SA(b):
2.20%, 07/20/20		15,511	15,541,642
2.75%, 10/15/20		5,270	5,306,079
1.96%, 07/21/21		8,000	8,020,752
2.13%, 11/21/22		10,040	10,118,333
Barclays Bank plc, (LIBOR USD 3 Month + 0.30%), 2.65%, 12/14/20(a)		7,000	7,017,150
BNP Paribas SA:
2.38%, 05/21/20		2,650	2,655,386
5.00%, 01/15/21		21,500	22,158,798
BNZ International Funding Ltd.(b):
2.75%, 03/02/21		2,085	2,108,806
2.90%, 02/21/22		5,300	5,419,636
Canadian Imperial Bank of Commerce, (LIBOR USD 3 Month + 0.31%), 2.21%, 10/05/20(a)		1,000	1,001,455
Capital One NA:
2.95%, 07/23/21		5,673	5,766,366
2.15%, 09/06/22		8,185	8,248,597
Citibank NA:
2.10%, 06/12/20		2,000	2,002,081
2.13%, 10/20/20		3,700	3,709,044
(LIBOR USD 3 Month + 0.35%), 2.25%, 02/12/21(a)		3,550	3,558,565
2.85%, 02/12/21		8,700	8,795,514
(SOFR + 0.60%), 2.13%, 03/13/21(a)		10,460	10,463,870
(LIBOR USD 3 Month + 0.57%), 2.38%, 07/23/21(a)		1,000	1,006,269
(LIBOR USD 3 Month + 0.53%), 3.16%, 02/19/22(a)		12,000	12,168,176
Citigroup, Inc.(a):
(SOFR + 0.87%), 2.31%, 11/04/22		4,000	4,027,102
(SOFR + 0.87%), 2.41%, 11/04/22		5,000	5,024,532

S c h e d u l e o f I n v e s t m e n t s	7

Schedule of Investments (unaudited) (continued)	BlackRock Short Obligations Fund
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Banks (continued)
Commonwealth Bank of Australia:
(LIBOR USD 3 Month + 0.45%), 2.34%, 03/10/20(a)(b)	USD	1,135	$1,135,665
5.00%, 03/19/20(b)		2,250	2,259,172
2.05%, 09/18/20(b)		15,000	15,028,576
2.40%, 11/02/20		1,900	1,909,585
2.20%, 11/09/20(b)		6,000	6,022,299
2.55%, 03/15/21		6,990	7,059,303
Cooperatieve Rabobank UA:
4.50%, 01/11/21		19,000	19,493,046
2.50%, 01/19/21		5,500	5,542,868
3.13%, 04/26/21		4,800	4,886,080
2.75%, 01/10/22		3,790	3,868,066
DNB Bank ASA(b):
2.38%, 06/02/21		2,439	2,461,413
2.15%, 12/02/22		9,000	9,083,457
(LIBOR USD 3 Month + 0.62%), 2.53%, 12/02/22(a)		7,000	7,056,642
Fifth Third Bank:
2.20%, 10/30/20		1,000	1,003,289
1.80%, 01/30/23		6,840	6,859,726
HSBC Bank USA NA, 4.88%, 08/24/20		1,330	1,352,509
HSBC Holdings plc:
(LIBOR USD 3 Month + 2.24%), 4.12%, 03/08/21(a)		2,500	2,555,139
5.10%, 04/05/21		3,000	3,114,909
(LIBOR USD 3 Month + 0.60%), 2.50%, 05/18/21(a)		2,715	2,718,538
2.95%, 05/25/21		11,000	11,169,053
(LIBOR USD 3 Month + 0.65%), 2.54%, 09/11/21(a)		1,500	1,504,350
2.65%, 01/05/22		4,000	4,060,080
HSBC USA, Inc., 2.35%, 03/05/20		4,000	4,002,320
JPMorgan Chase & Co.:
2.75%, 06/23/20		4,000	4,011,847
(LIBOR USD 3 Month + 0.55%), 2.44%, 03/09/21(a)		5,000	5,002,039
Lloyds Bank plc:
2.70%, 08/17/20		5,312	5,339,504
6.38%, 01/21/21		3,500	3,657,433
3.30%, 05/07/21		1,000	1,020,343
Manufacturers & Traders Trust Co., 2.05%, 08/17/20		9,390	9,401,768
Mitsubishi UFJ Trust & Banking Corp., 2.65%, 10/19/20(b)		19,225	19,352,483
Mizuho Bank Ltd.(b):
2.40%, 03/26/20		2,000	2,001,820
2.70%, 10/20/20		13,100	13,186,913
MUFG Bank Ltd.(b):
2.30%, 03/05/20		5,000	5,002,399
2.75%, 09/14/20		6,012	6,049,262
2.85%, 09/08/21		2,000	2,032,454
National Australia Bank Ltd.:
2.63%, 07/23/20		2,000	2,008,254
2.50%, 01/12/21		1,000	1,006,870
2.63%, 01/14/21		10,837	10,930,731
1.88%, 07/12/21		3,000	3,009,405
1.88%, 12/13/22		10,830	10,888,631
National Bank of Canada, 2.15%, 06/12/20		12,652	12,665,925
Nordea Bank Abp(b):
2.13%, 05/29/20		11,215	11,228,224
(LIBOR USD 3 Month + 0.47%), 2.38%, 05/29/20(a)		3,000	3,004,737
2.50%, 09/17/20		4,000	4,019,113
4.88%, 01/14/21		9,400	9,678,681
Security	Par (000)		Value

Banks (continued)
Royal Bank of Canada, 2.15%, 10/26/20	USD	3,000	$3,009,695
Santander UK plc:
2.38%, 03/16/20		8,563	8,569,679
2.13%, 11/03/20		22,578	22,639,387
(LIBOR USD 3 Month + 0.30%), 2.20%, 11/03/20(a)		500	500,767
3.40%, 06/01/21		9,000	9,199,285
2.10%, 01/13/23		3,560	3,589,082
Skandinaviska Enskilda Banken AB:
2.30%, 03/11/20		2,000	2,001,199
2.45%, 05/27/20(b)		5,700	5,710,533
(LIBOR USD 3 Month + 0.72%), 2.63%, 12/01/20(a)(b)		3,000	3,014,447
2.63%, 03/15/21		8,655	8,747,735
(LIBOR USD 3 Month + 0.43%), 2.33%, 05/17/21(a)(b)		2,000	2,005,572
3.25%, 05/17/21(b)		1,500	1,528,194
3.05%, 03/25/22(b)		9,275	9,501,032
2.20%, 12/12/22(b)		4,740	4,776,451
(LIBOR USD 3 Month + 0.65%), 2.53%, 12/12/22(a)(b)		4,000	4,018,210
Societe Generale SA(b):
2.63%, 09/16/20		11,205	11,262,989
2.50%, 04/08/21		6,725	6,783,201
5.20%, 04/15/21		1,429	1,489,095
Sumitomo Mitsui Banking Corp.:
2.65%, 07/23/20		9,000	9,032,133
2.45%, 10/20/20		2,400	2,412,585
Svenska Handelsbanken AB:
(LIBOR USD 3 Month + 0.36%), 2.25%, 09/08/20(a)		395	395,830
2.40%, 10/01/20		2,500	2,512,112
3.35%, 05/24/21		1,190	1,216,170
Toronto-Dominion Bank (The):
3.00%, 06/11/20		7,450	7,482,359
(LIBOR USD 3 Month + 0.43%), 2.32%, 06/11/21(a)		1,500	1,507,281
Truist Bank:
2.25%, 06/01/20		8,500	8,510,493
(LIBOR USD 3 Month + 0.50%), 3.53%, 10/26/21(a)		6,000	6,080,596
Truist Financial Corp.:
2.15%, 02/01/21		9,387	9,420,129
3.95%, 03/22/22		1,243	1,297,355
US Bank NA, (LIBOR USD 3 Month + 0.29%), 3.10%, 05/21/21(a)		7,929	7,964,681
Wells Fargo & Co., (LIBOR USD 3 Month + 1.34%), 3.24%, 03/04/21(a)		2,000	2,026,498
Wells Fargo Bank NA:
(LIBOR USD 3 Month + 0.38%), 2.27%, 05/21/21(a)		5,000	5,005,101
(LIBOR USD 3 Month + 0.50%), 2.31%, 07/23/21(a)		10,000	10,018,560
(LIBOR USD 3 Month + 0.49%), 3.33%, 07/23/21(a)		3,520	3,545,787
(LIBOR USD 3 Month + 0.51%), 2.31%, 10/22/21(a)		1,500	1,507,451
3.63%, 10/22/21		5,000	5,157,803
(LIBOR USD 3 Month + 0.61%), 2.90%, 05/27/22(a)		3,000	3,045,218
(LIBOR USD 3 Month + 0.66%), 2.54%, 09/09/22(a)		20,000	20,126,045
Westpac Banking Corp.:
3.05%, 05/15/20		3,000	3,010,962
2.60%, 11/23/20		17,613	17,741,348

8	2 0 2 0 B l a c k R o c k S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	BlackRock Short Obligations Fund
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Banks (continued)
2.00%, 01/13/23	USD	5,345	$5,393,630
			788,599,850
Biotechnology — 1.9%
AbbVie, Inc.:
2.50%, 05/14/20		21,556	21,582,398
(LIBOR USD 3 Month + 0.35%), 2.24%, 05/21/21(a)(b)		12,000	12,027,793
2.15%, 11/19/21(b)		15,000	15,095,694
Gilead Sciences, Inc.:
2.35%, 02/01/20		1,275	1,275,000
2.55%, 09/01/20		26,869	26,989,670
			76,970,555
Capital Markets — 5.7%
Bank of New York Mellon (The), (LIBOR USD 3 Month + 0.28%), 2.18%, 06/04/21(a)		25,000	25,024,778
Credit Suisse AG:
4.38%, 08/05/20		7,000	7,091,922
2.10%, 11/12/21		9,250	9,311,568
(SOFR + 0.45%), 2.04%, 02/04/22(a)		16,000	16,004,800
Goldman Sachs Bank USA, (SOFR + 0.60%), 2.18%, 05/24/21(a)		5,895	5,900,777
Goldman Sachs Group, Inc. (The):
2.60%, 04/23/20		18,000	18,020,745
2.60%, 12/27/20		12,880	12,921,941
ING Bank NV(b):
2.45%, 03/16/20		13,855	13,865,930
2.70%, 08/17/20		3,025	3,039,942
2.75%, 03/22/21		1,330	1,346,502
2.05%, 08/15/21		4,684	4,705,982
Macquarie Bank Ltd.(b):
2.85%, 01/15/21		9,743	9,837,341
(LIBOR USD 3 Month + 0.45%), 2.36%, 11/24/21(a)		26,000	26,105,561
Morgan Stanley:
(LIBOR USD 3 Month + 0.55%), 2.45%, 02/10/21(a)		8,000	8,000,927
2.50%, 04/21/21		7,000	7,067,953
(LIBOR USD 3 Month + 1.40%), 3.22%, 04/21/21(a)		2,000	2,030,725
(SOFR + 0.83%), 2.41%, 06/10/22(a)		10,000	10,041,825
(SOFR + 0.70%), 2.24%, 01/20/23(a)		15,000	15,020,097
UBS AG:
2.20%, 06/08/20(b)		8,795	8,804,189
4.88%, 08/04/20		2,400	2,437,925
(LIBOR USD 3 Month + 0.48%), 2.39%, 12/01/20(a)(b)		5,000	5,013,345
2.45%, 12/01/20(b)		16,060	16,135,000
			227,729,775
Chemicals — 0.1%
Air Liquide Finance SA, 1.75%, 09/27/21(b)		3,197	3,198,524

Consumer Finance — 3.4%
American Express Co., 2.20%, 10/30/20		35,000	35,084,936
American Honda Finance Corp.:
(LIBOR USD 3 Month + 0.15%), 2.04%, 02/21/20(a)		1,000	1,000,122
3.15%, 01/08/21		1,405	1,423,574
(LIBOR USD 3 Month + 0.35%), 2.24%, 06/11/21(a)		6,645	6,668,317
2.20%, 06/27/22		10,500	10,614,097
Capital One Financial Corp., 2.50%, 05/12/20		1,134	1,135,457
Caterpillar Financial Services Corp.:
2.00%, 03/05/20		490	490,111
(LIBOR USD 3 Month + 0.25%), 2.17%, 08/26/20(a)		5,000	5,006,568
Security	Par (000)		Value

Consumer Finance (continued)
(LIBOR USD 3 Month + 0.30%), 2.18%, 03/08/21(a)	USD	13,000	$13,032,174
(LIBOR USD 3 Month + 0.20%), 1.88%, 11/12/21(a)		10,000	10,015,720
1.95%, 11/18/22		6,645	6,700,250
Harley-Davidson Financial Services, Inc.(b):
2.15%, 02/26/20		6,175	6,174,841
(LIBOR USD 3 Month + 0.50%), 2.39%, 05/21/20(a)		2,000	2,002,238
2.85%, 01/15/21		2,100	2,116,794
John Deere Capital Corp.:
(LIBOR USD 3 Month + 0.29%), 2.22%, 06/22/20(a)		2,000	2,002,177
(LIBOR USD 3 Month + 0.42%), 2.25%, 07/10/20(a)		2,000	2,003,389
2.45%, 09/11/20		785	788,602
PACCAR Financial Corp., (LIBOR USD 3 Month + 0.45%), 2.35%, 06/17/22(a) .		20,000	20,103,874
Toyota Motor Credit Corp.:
(LIBOR USD 3 Month + 0.37%), 2.26%, 03/12/20(a)		1,000	1,000,517
(LIBOR USD 3 Month + 0.24%), 2.07%, 07/15/20(a)		2,000	2,001,502
3.05%, 01/08/21		1,220	1,236,053
(LIBOR USD 3 Month + 0.29%), 2.16%, 10/07/21(a)		7,000	7,017,317
			137,618,630
Diversified Financial Services — 0.5%
JPMorgan Chase Bank NA:
(LIBOR USD 3 Month + 0.28%), 2.60%, 02/01/21(a)		7,000	7,000,000
(SOFR + 0.61%), 2.19%, 02/19/21(a)		2,500	2,500,209
(LIBOR USD 3 Month + 0.37%), 2.27%, 02/19/21(a)		4,000	4,001,146
3.09%, 04/26/21(c)		6,500	6,519,786
			20,021,141
Diversified Telecommunication Services — 1.1%
BellSouth LLC, 4.27%, 04/26/20(b)(d) .		8,000	8,040,240
Verizon Communications, Inc., (LIBOR USD 3 Month + 0.55%), 2.45%, 05/22/20(a)		34,640	34,689,112
			42,729,352
Electric Utilities — 1.0%
NextEra Energy Capital Holdings, Inc.:
Series H, 3.34%, 09/01/20		995	1,003,241
(LIBOR USD 3 Month + 0.45%), 2.41%, 09/28/20(a)		9,356	9,375,425
(LIBOR USD 3 Month + 0.48%), 2.38%, 05/04/21(a)		15,000	15,029,798
2.40%, 09/01/21		6,070	6,132,914
2.90%, 04/01/22		2,225	2,277,335
Xcel Energy, Inc., 2.40%, 03/15/21		7,238	7,289,313
			41,108,026
Energy Equipment & Services — 0.2%
Schlumberger Finance Canada Ltd.(b):
2.20%, 11/20/20		2,500	2,508,377
2.65%, 11/20/22		3,500	3,575,228
			6,083,605
Entertainment — 0.4%(a)
NBCUniversal Enterprise, Inc., (LIBOR USD 3 Month + 0.40%), 2.31%, 04/01/21(b)		9,000	9,037,052
Walt Disney Co. (The), (LIBOR USD 3 Month + 0.25%), 2.16%, 09/01/21		6,000	6,019,400
			15,056,452

S c h e d u l e o f I n v e s t m e n t s	9

Schedule of Investments (unaudited) (continued)	BlackRock Short Obligations Fund
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Health Care Providers & Services — 0.2%
UnitedHealth Group, Inc.:
2.70%, 07/15/20	USD	3,500	$3,515,547
1.95%, 10/15/20		3,557	3,565,009
			7,080,556
Insurance — 1.8%(b)
Jackson National Life Global Funding(a):
(LIBOR USD 3 Month + 0.30%), 2.13%, 10/15/20		3,000	3,005,130
(SOFR + 0.60%), 2.15%, 01/06/23		36,000	36,103,097
Metropolitan Life Global Funding I, (SOFR + 0.57%), 2.11%, 01/13/23(a)		24,390	24,475,889
Suncorp-Metway Ltd.:
2.35%, 04/27/20		6,795	6,803,766
(LIBOR USD 3 Month + 0.50%), 2.32%, 10/19/20(a)		1,500	1,500,526
2.38%, 11/09/20		1,970	1,978,994
			73,867,402
IT Services — 0.4%
International Business Machines Corp., (LIBOR USD 3 Month + 0.40%), 2.30%, 05/13/21(a)		17,000	17,086,490

Media — 0.0%
Comcast Corp., (LIBOR USD 3 Month + 0.33%), 2.24%, 10/01/20(a)		1,500	1,502,950

Oil, Gas & Consumable Fuels — 1.2%
BP Capital Markets plc, (LIBOR USD 3 Month + 0.25%), 2.16%, 11/24/20(a) .		22,000	22,044,359
Enterprise Products Operating LLC:
5.20%, 09/01/20		2,600	2,649,498
2.85%, 04/15/21		9,000	9,093,770
3.50%, 02/01/22		11,000	11,367,335
TransCanada PipeLines Ltd., 3.80%, 10/01/20		3,590	3,634,548
			48,789,510
Pharmaceuticals — 0.4%
Bristol-Myers Squibb Co., 2.88%, 08/15/20(b)		14,957	15,045,169

Road & Rail — 0.3%
Ryder System, Inc.:
2.65%, 03/02/20		1,000	1,000,108
2.50%, 05/11/20		6,000	6,006,678
2.88%, 09/01/20		1,847	1,855,247
3.50%, 06/01/21		3,799	3,879,237
			12,741,270
Semiconductors & Semiconductor Equipment — 0.6%
Lam Research Corp.:
2.75%, 03/15/20		5,181	5,184,103
2.80%, 06/15/21		19,373	19,643,926
			24,828,029
Thrifts & Mortgage Finance — 0.7%
BPCE SA:
3.15%, 07/31/20(b)		5,000	5,035,431
2.75%, 12/02/21		8,938	9,092,271
Nationwide Building Society, 2.00%, 01/27/23(b)		14,515	14,596,602
			28,724,304
Total Corporate Bonds — 42.5%
(Cost: $1,696,313,178)			1,703,943,102
Security		Par (000)	Value

Foreign Agency Obligations — 0.4%

France — 0.4%
Electricite de France SA, 2.35%, 10/13/20(b)	USD	15,100	$15,141,919

Total Foreign Agency Obligations — 0.4%
(Cost: $15,082,309)			15,141,919

		Shares
Investment Companies — 0.4%
BlackRock Liquid Environmentally Aware Fund*		17,059,223	17,066,047

Total Investment Companies — 0.4%
(Cost: $17,062,637)			17,066,047

		Par (000)
Municipal Bonds — 0.0%
Michigan Finance Authority (Trinity Health Credit Group), Series 2019-T, RB, 2.03%, 12/01/20		550	550,170

Total Municipal Bonds — 0.0%
(Cost: $550,000)			550,170

Total Long-Term Investments — 45.9%
(Cost: $1,831,310,483)			1,839,240,080

Short-Term Securities — 54.3%

Certificates of Deposit — 23.3%

Domestic — 0.6%(a)
Goldman Sachs Bank USA:
(SOFR + 0.25%), 1.83%, 06/29/20		7,000	6,999,964
(SOFR + 0.43%), 2.01%, 02/26/21		6,000	5,998,091
Morgan Stanley Bank NA, (US Federal Funds Effective Rate (continuous series) + 0.55%), 2.32%, 02/19/21		6,200	6,200,798
Wells Fargo Bank NA, (LIBOR USD 3 Month + 0.15%), 2.05%, 01/15/21		5,000	5,002,808
			24,201,661
Euro — 3.9%
ABN AMRO Bank NV:
1.90%, 04/03/20(e)		6,000	5,982,589
1.85%, 05/11/20		15,000	15,006,705
Credit Industriel et Commercial SA, 1.94%, 01/08/21(e)		12,000	11,798,775
DZ Bank AG Deutsche Zentral, 2.20%, 02/03/20(e)		12,000	11,998,260
DZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt Am Main, 2.18%, 02/27/20(e)		30,000	29,960,901
Landesbank Baden-Wuerttemberg Capital Markets plc, 2.28%, 02/05/20(e)		30,000	29,993,098
Mizuho Bank Ltd., London, 2.18%, 03/23/20		12,000	12,008,765
National Westminster Bank plc, 1.84%, 07/23/20		40,000	40,005,200
			156,754,293
Yankee — 18.8%(f)
Bank of Montreal, Chicago(a):
(LIBOR USD 1 Month + 0.16%), 1.94%, 06/01/20		13,000	13,003,518
(US Federal Funds Effective Rate (continuous series) + 0.31%), 1.91%, 07/13/20		8,000	8,004,899

10	2 0 2 0 B l a c k R o c k S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	BlackRock Short Obligations Fund
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Yankee (continued)
(SOFR + 0.40%), 1.98%, 10/02/20	USD	12,000	$12,011,424
(LIBOR USD 3 Month + 0.10%),1.93%, 02/12/21		9,200	9,201,803
Bank of Nova Scotia, Houston(a):
(LIBOR USD 3 Month + 0.18%), 2.08%, 02/18/20		1,000	1,000,111
(US Federal Funds Effective Rate (continuous series) + 0.26%), 1.86%, 04/16/20		2,000	2,000,431
(US Federal Funds Effective Rate (continuous series) + 0.45%), 2.05%, 10/23/20		8,000	8,013,680
(LIBOR USD 3 Month + 0.10%), 1.98%, 02/08/21		5,000	5,000,966
Barclays Bank plc, New York:
(LIBOR USD 3 Month + 0.50%), 2.39%, 02/07/20(a)		2,000	2,000,033
(LIBOR USD 1 Month + 0.48%), 2.13%, 04/30/20(a)		6,500	6,506,125
2.05%, 06/22/20		5,000	5,005,443
(LIBOR USD 1 Month + 0.48%), 2.16%, 08/10/20(a)		6,000	6,007,302
(LIBOR USD 3 Month + 0.45%), 2.32%, 10/08/20(a)		4,500	4,501,495
2.01%, 12/08/20		13,750	13,773,169
Bayerische Landesbank, New York, (LIBOR USD 3 Month + 0.18%), 1.98%, 01/28/21(a)		23,100	23,099,978
BNP Paribas SA, New York, (LIBOR USD 3 Month + 0.25%), 2.16%, 02/01/21(a)		20,000	20,023,527
Canadian Imperial Bank of Commerce, New York(a):
(LIBOR USD 1 Month + 0.17%), 1.85%, 05/13/20		5,000	5,002,388
(LIBOR USD 1 Month + 0.25%), 1.96%, 01/04/21		15,000	15,013,161
Credit Agricole Corporate & Investment Bank SA, New York, (LIBOR USD 3 Month +0.21%), 2.04%, 07/15/21(a)		11,000	10,999,976
Credit Agricole Corporate and Investment Bank SA, New York(a):
(LIBOR USD 3 Month + 0.39%), 2.29%, 05/11/20		1,000	1,000,978
(LIBOR USD 3 Month + 0.47%), 2.32%, 07/13/20		2,000	2,003,594
(LIBOR USD 3 Month + 0.35%), 2.12%, 07/30/20 - 01/11/21		24,000	24,034,293
(LIBOR USD 3 Month + 0.29%), 2.20%, 08/25/20		2,000	2,002,431
(LIBOR USD 3 Month + 0.40%), 2.33%, 09/24/20		1,000	1,002,011
(LIBOR USD 3 Month + 0.60%), 2.44%, 01/14/21		2,000	2,009,123
Credit Agricole Corporate and Investment Bank, New York, (LIBOR USD 3 Month + 0.48%), 2.36%, 09/09/21(a)		6,000	6,021,566
Credit Industriel et Commercial SA, New York(a):
(LIBOR USD 1 Month + 0.22%), 1.88%, 04/24/20		15,000	15,004,363
(US Federal Funds Effective Rate (continuous series) + 0.36%), 1.96%, 07/21/20		6,000	6,005,245
Credit Suisse AG, New York:
(SOFR + 0.41%), 1.99%, 02/28/20(a)		2,000	2,000,529
(SOFR + 0.37%), 1.95%, 05/22/20(a)		10,000	10,005,252
(SOFR + 0.32%), 1.90%, 07/27/20(a)		9,000	9,002,774
(SOFR + 0.45%), 2.03%, 09/25/20(a)		10,000	10,011,800
Security	Par (000)		Value

Yankee (continued)
1.97%, 11/20/20	USD	2,000	$2,002,902
(LIBOR USD 3 Month + 0.16%), 2.04%, 12/11/20(a)		9,000	9,005,335
(LIBOR USD 3 Month + 0.23%), 2.12%, 12/30/20(a)		5,000	5,005,777
DNB Bank ASA, New York, (LIBOR USD 3 Month + 0.22%), 2.04%, 07/19/21(a)		20,000	20,022,974
Kookmin Bank, New York, (LIBOR USD 3 Month + 0.37%), 2.17%, 02/17/21(a)		42,000	41,999,782
Lloyds Bank Corporate Markets plc, New York:
(LIBOR USD 3 Month + 0.30%), 2.19%, 03/13/20(a)		5,000	5,002,042
2.72%, 04/09/20		4,000	4,007,816
(LIBOR USD 3 Month + 0.50%), 2.43%, 09/24/20(a)		1,500	1,503,686
2.03%, 12/18/20		5,500	5,510,676
1.93%, 01/06/21		7,000	7,007,860
(LIBOR USD 3 Month + 0.52%), 2.31%, 04/26/21(a)		14,000	14,037,233
(LIBOR USD 3 Month + 0.55%), 2.37%, 07/19/21(a)		15,800	15,833,968
Mizuho Bank Ltd., New York:
(LIBOR USD 3 Month + 0.33%), 2.16%, 04/15/20(a)		1,000	1,000,729
1.93%, 04/30/20		8,000	8,004,612
MUFG Bank Ltd., New York:
(LIBOR USD 3 Month + 0.18%), 2.09%, 02/24/20(a)		2,000	2,000,318
2.72%, 02/24/20		4,000	4,002,887
2.84%, 02/24/20		2,000	2,001,597
1.95%, 10/15/20		4,000	4,006,597
1.96%, 10/15/20		3,300	3,305,703
1.98%, 10/15/20		2,500	2,504,638
(LIBOR USD 3 Month + 0.50%), 2.29%, 01/25/21(a)		1,000	1,003,779
(LIBOR USD 3 Month + 0.50%), 2.34%, 07/16/21(a)		5,000	5,010,670
Natixis SA, New York:
(LIBOR USD 1 Month + 0.26%), 1.94%, 05/15/20(a)		6,000	6,003,990
(SOFR + 0.30%), 1.88%, 06/05/20(a)		7,000	7,005,066
(LIBOR USD 3 Month + 0.39%), 2.20%, 07/23/20(a)		3,000	3,005,313
1.93%, 11/12/20		12,000	12,015,962
Nordea Bank Abp, New York(a):
(LIBOR USD 3 Month + 0.27%), 2.17%, 08/10/20		1,000	1,001,282
(LIBOR USD 3 Month + 0.29%), 2.18%, 02/05/21		8,000	8,015,066
(LIBOR USD 3 Month + 0.32%), 2.21%, 05/05/21		6,000	6,012,597
(LIBOR USD 3 Month + 0.26%), 2.14%, 01/07/22		9,000	8,999,978
(LIBOR USD 3 Month + 0.23%), 1.99%, 01/28/22		9,000	9,000,000
Norinchukin Bank (The), New York, 1.80%, 07/15/20		5,000	5,001,547
Norinchukin Bank, New York, 1.94%, 04/09/20		20,000	20,011,163
Skandinaviska Enskilda Banken AB, New York:
(LIBOR USD 3 Month + 0.15%), 2.06%, 10/02/20(a)		7,000	7,004,112
1.93%, 10/16/20		4,000	4,005,520
Societe Generale SA, New York, (LIBOR USD 3 Month + 0.23%), 2.14%, 02/02/21(a)		9,000	9,007,006
Societe Generale, New York:
2.88%, 02/06/20		2,000	2,000,424

S c h e d u l e o f I n v e s t m e n t s	11

Schedule of Investments (unaudited) (continued)	BlackRock Short Obligations Fund
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Yankee (continued)
2.80%, 03/13/20	USD	2,000	$2,002,649
(LIBOR USD 1 Month + 0.32%), 2.00%, 05/14/20(a)		8,000	8,005,359
Standard Chartered Bank, New York:
1.99%, 05/01/20 - 06/08/20		28,500	28,519,188
(LIBOR USD 3 Month + 0.28%), 2.19%, 11/06/20(a)		10,000	10,014,221
Sumitomo Mitsui Banking Corp., New York(a):
(LIBOR USD 3 Month + 0.41%), 2.31%, 06/18/20		7,000	7,010,524
(LIBOR USD 3 Month + 0.42%), 2.22%, 07/24/20		2,000	2,003,845
(LIBOR USD 3 Month + 0.39%), 2.29%, 02/12/21		12,000	12,036,361
(LIBOR USD 3 Month + 0.36%), 2.26%, 04/06/21 - 05/13/21		14,350	14,384,047
(LIBOR USD 3 Month + 0.35%), 2.20%, 07/12/21		3,000	3,005,522
(LIBOR USD 3 Month + 0.44%), 2.33%, 09/10/21		7,000	7,018,633
(LIBOR USD 3 Month + 0.38%), 2.21%, 10/12/21		11,000	11,014,580
Sumitomo Mitsui Trust Bank Ltd., New York(a):
(LIBOR USD 1 Month + 0.20%), 1.85%, 02/19/20		10,000	10,001,090
(LIBOR USD 3 Month + 0.19%), 2.10%, 02/25/20 - 05/18/20		9,000	9,003,703
Svenska Handelsbanken, New York(a):
(LIBOR USD 3 Month + 0.28%), 2.18%, 09/11/20		3,000	3,004,681
(LIBOR USD 3 Month + 0.15%), 2.06%, 10/02/20		15,000	15,011,765
(LIBOR USD 1 Month + 0.25%), 2.03%, 01/04/21		15,000	15,017,398
(LIBOR USD 3 Month + 0.26%), 2.14%, 01/06/22		8,000	7,999,981
Swedbank AB, New York, (LIBOR USD 1 Month + 0.20%), 1.91%, 02/07/20(a)		5,000	5,000,352
Toronto-Dominion Bank, New York:
2.00%, 03/17/20		10,000	10,004,653
(US Federal Funds Effective Rate (continuous series) + 0.31%), 1.91%, 07/16/20(a)		8,000	8,004,993
2.17%, 07/24/20		7,000	7,017,323
(LIBOR USD 3 Month + 0.19%), 2.14%, 09/28/20(a)		10,000	10,010,248
Westpac Banking Corp., New York, (LIBOR USD 3 Month + 0.15%), 2.04%, 12/09/20(a)		15,000	15,012,504
			752,247,615
Total Certificates of Deposits — 23.3%
(Cost: $932,307,071)			933,203,569

Commercial Paper — 26.2%

Albion Capital Corp. SA, 1.73%, 04/27/20(e)		6,000	5,976,148
Amcor Finance USA, Inc.(e):
1.80%, 02/05/20		6,450	6,448,589
2.26%, 02/28/20		8,000	7,988,949
Atlantic Asset Securitization LLC, 2.14%, 03/24/20(e)		5,000	4,987,758
Banco Santander SA(e):
1.98%, 06/26/20		9,000	8,936,459
1.92%, 07/07/20		4,000	3,970,331
Security	Par (000)		Value

Commercial Paper (continued)

Bank of Nova Scotia (The)(a):
(LIBOR USD 1 Month + 0.17%), 1.85%, 05/15/20	USD	5,000	$5,001,072
(LIBOR USD 1 Month + 0.16%), 1.82%, 05/27/20		5,000	5,000,997
(LIBOR USD 1 Month + 0.16%), 1.81%, 05/29/20		4,000	4,000,774
Barclays Bank plc, 1.85%, 01/28/21(e)		3,000	2,944,945
Bayerische Landesbank, 2.20%, 02/06/20(e)		7,000	6,998,147
Bedford Row Funding Corp., 1.96%, 04/16/20(e)		3,000	2,989,430
Bell Canada, Inc.(e):
2.23%, 02/13/20		11,000	10,992,731
1.91%, 04/07/20		8,000	7,972,277
1.87%, 04/14/20		9,000	8,965,349
1.80%, 04/16/20		1,700	1,693,264
1.89%, 04/17/20		23,000	22,907,613
1.85%, 04/21/20		8,000	7,966,070
BP Capital Markets plc, 2.92%, 03/02/20(e)		9,000	8,987,577
BPCE SA(e):
1.96%, 07/31/20		2,000	1,982,811
2.04%, 12/23/20		10,000	9,842,949
Brookfield Renewable Partners LP(e):
1.94%, 03/25/20		4,000	3,989,224
1.97%, 04/23/20		4,000	3,983,262
Cancara Asset Securitisation LLC, 1.97%, 06/03/20(e)		5,000	4,970,653
CenterPoint Energy, Inc., 1.90%, 02/11/20(e)		15,500	15,492,185
Citigroup Global Markets, Inc., 1.97%, 05/26/20(e)		5,000	4,974,061
Collateralized Commercial Paper FLEX Co. LLC, (LIBOR USD 3 Month + 0.12%), 1.95%, 01/08/21(a)		5,000	5,000,908
Cooperatieve Rabobank UA, 1.91%, 02/07/20(e)		7,000	6,997,918
Daimler Finance North America LLC(e):
2.18%, 03/09/20		2,000	1,996,232
2.16%, 03/30/20		12,250	12,213,882
DNB Bank ASA, (LIBOR USD 1 Month + 0.19%), 1.92%, 03/05/20(a)		11,000	11,001,537
Electricite de France SA, 1.76%, 04/27/20(e)		20,000	19,912,130
Enbridge Energy Partners LP(e):
2.13%, 02/04/20		8,875	8,873,342
1.90%, 02/07/20		25,000	24,991,736
1.87%, 02/21/20 - 02/24/20		12,063	12,049,546
Exelon Generation Co. LLC, 1.77%, 02/18/20(e)		15,000	14,986,830
Federation des Caisses Desjardins du Quebec, 1.95%, 03/17/20(e)		5,350	5,339,062
Fidelity National Information Services, Inc., 1.74%, 02/12/20(e)		6,600	6,596,165
HSBC Bank plc(a):
(LIBOR USD 3 Month + 0.23%), 2.08%, 10/13/20		7,000	7,007,666
(LIBOR USD 1 Month + 0.29%), 1.94%, 12/30/20		15,000	15,009,764
Hyundai Capital America(e):
2.03%, 02/14/20		8,000	7,994,574
2.22%, 06/09/20		15,800	15,693,877
ING US Funding LLC(a):
(LIBOR USD 3 Month + 0.15%), 2.06%, 09/14/20		10,000	10,004,849
(LIBOR USD 3 Month + 0.17%), 2.10%, 09/23/20		10,000	10,005,649
(LIBOR USD 3 Month + 0.20%), 2.02%, 10/19/20		5,000	5,004,592
Keurig Dr Pepper, Inc., 1.79%, 03/20/20(e)		13,000	12,968,274

12	2 0 2 0 B l a c k R o c k S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	BlackRock Short Obligations Fund
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Paper (continued)

Lloyds Bank plc, (LIBOR USD 1 Month + 0.17%), 1.82%, 02/21/20(a)	USD	5,000	$5,000,477
LMA-Americas LLC, 1.92%, 05/12/20(e)		5,000	4,976,228
Lowe's Cos., Inc., 2.14%, 03/06/20(e)		33,000	32,942,796
Mondelez International, Inc., 1.97%, 02/18/20(e)		20,000	19,982,440
National Australia Bank Ltd., (LIBOR USD 3 Month + 0.12%), 2.01%, 12/09/20(a)		15,000	15,008,743
National Grid Electricity Transmission plc, 2.01%, 02/07/20(e)		9,000	8,997,025
National Grid USA, 1.86%, 03/18/20(e)		4,000	3,990,647
Nationwide Building Society(e):
1.96%, 03/23/20		6,000	5,984,972
2.02%, 04/01/20		15,000	14,955,496
1.96%, 05/26/20		10,000	9,942,322
NextEra Energy Capital Holdings, Inc.(e):
2.08%, 02/27/20		9,000	8,988,026
1.81%, 03/26/20		3,000	2,991,764
1.85%, 03/30/20		10,000	9,970,516
Nissan Motor Acceptance Corp.(e):
1.86%, 02/21/20		15,000	14,984,583
2.25%, 02/28/20		12,500	12,482,354
2.01%, 03/02/20		13,000	12,979,469
2.03%, 03/09/20		3,000	2,994,104
2.03%, 03/26/20		5,000	4,985,509
1.91%, 04/07/20		2,500	2,491,136
2.22%, 06/12/20		8,000	7,941,983
Nordea Bank AB, 2.68%, 04/27/20(e)		5,000	4,979,724
Oversea-Chinese Banking Corp. Ltd., (LIBOR USD 3 Month + 0.09%), 2.01%, 08/26/20(a)		7,000	6,999,206
Parker-Hannifin Corp.(e):
2.06%, 03/05/20 - 03/31/20		10,000	9,977,806
2.05%, 03/11/20		3,000	2,994,333
2.19%, 04/16/20		3,000	2,989,062
Reckitt Benckiser Treasury Services plc(e):
1.84%, 02/07/20		17,000	16,994,546
2.52%, 04/09/20		8,000	7,973,703
2.23%, 04/20/20		12,000	11,953,787
2.50%, 04/30/20		18,000	17,921,250
2.14%, 05/29/20		5,000	4,968,845
Royal Bank of Canada:
2.01%, 03/18/20(e)		12,000	11,974,463
(SOFR + 0.31%), 1.89%, 08/17/20(a)		22,000	21,998,336
(SOFR + 0.40%), 1.98%, 10/02/20(a)		1,500	1,500,271
Salisbury Receivables Co. LLC, (SOFR + 0.30%), 1.88%, 02/20/20(a)		4,000	4,000,287
Shell International Finance BV, 1.97%, 06/26/20(e)		6,825	6,779,017
Societe Generale SA(a):
(LIBOR USD 1 Month + 0.38%), 2.03%, 08/20/20		10,000	10,013,633
(LIBOR USD 3 Month + 0.25%), 2.14%, 12/14/20		8,000	8,010,201
Sonoco Products Co., 1.90%, 02/03/20(e)		2,000	1,999,721
Starbucks Corp.(e):
2.08%, 03/12/20		11,100	11,076,992
1.92%, 06/16/20		10,000	9,926,933
Sumitomo Mitsui Trust Bank Ltd., 2.00%, 04/07/20(e)		13,000	12,959,716
Suncor Energy, Inc.(e):
2.01%, 02/05/20		6,000	5,998,593
2.01%, 02/07/20		17,250	17,244,298
1.99%, 02/14/20		15,000	14,989,827
2.02%, 02/21/20		7,000	6,992,805
2.03%, 03/09/20		5,000	4,990,579
1.96%, 03/31/20		10,000	9,970,000
Security	Par (000)		Value

Commercial Paper (continued)

1.83%, 04/30/20	USD	7,000	$6,968,150
Suncorp-Metway Ltd.(e):
2.11%, 02/24/20		10,000	9,988,333
1.92%, 05/11/20		12,000	11,939,636
1.94%, 05/26/20		4,000	3,976,310
1.92%, 06/09/20		11,000	10,926,514
Svenska Handelsbanken AB, 1.94%, 10/16/20(e)		8,000	7,901,695
Telstra Corp. Ltd., 1.82%, 04/28/20(e)		8,180	8,143,068
TELUS Corp., 2.11%, 04/06/20(e)		2,000	1,993,385
Toronto-Dominion Bank (The), (LIBOR USD 1 Month + 0.18%), 1.86%, 06/12/20(a)		9,000	9,003,202
Total Capital Canada Ltd., 1.90%, 04/23/20(e)		5,000	4,981,348
TransCanada PipeLines Ltd.(e):
2.06%, 02/04/20		10,000	9,998,132
2.05%, 03/02/20		9,000	8,986,197
2.15%, 03/03/20		8,400	8,386,702
2.09%, 03/10/20 - 03/16/20		13,000	12,972,123
2.02%, 04/06/20		2,500	2,491,732
2.01%, 04/07/20		13,000	12,956,329
1.81%, 04/09/20		3,000	2,989,616
UBS AG, (LIBOR USD 3 Month + 0.20%), 2.05%, 07/10/20(a)		6,000	6,004,670
VW Credit, Inc.(e):
1.87%, 02/21/20		20,000	19,979,443
2.50%, 04/01/20		2,000	1,993,897
2.04%, 01/29/21		18,500	18,088,852
Walgreens Boots Alliance, Inc.(e):
2.43%, 02/03/20		5,000	4,999,302
2.17%, 03/09/20		1,500	1,497,174
2.12%, 05/08/20		10,000	9,950,238
Welltower, Inc., 2.16%, 03/20/20(e)		7,750	7,731,086
Total Commercial Paper — 26.2%
(Cost: $1,048,921,991)			1,049,227,816

	Shares

Money Market Funds — 0.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.48%(g)*	378,461	378,461

Total Money Market Funds — 0.0%
(Cost: $378,461)		378,461

Total Repurchase Agreements — 4.8%
(Cost: $191,500,000)		191,500,000

Total Short-Term Securities — 54.3%
(Cost: $2,173,107,523)		2,174,309,846

Total Investments — 100.2%
(Cost: $4,004,418,006)		4,013,549,926
Liabilities in Excess of Other Assets — (0.2)%		(8,462,525)
Net Assets — 100.0%		$4,005,087,401

S c h e d u l e o f I n v e s t m e n t s	13

Schedule of Investments (unaudited) (continued)	BlackRock Short Obligations Fund
January 31, 2020

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Variable rate security. Rate shown is the rate in effect as of period end.
(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)	Rates are the current rate or a range of current rates as of period end.
(f)	Issuer is a U.S. branch of a foreign domiciled bank.
(g)	Annualized 7-day yield as of period end.
*	During the six months ended January 31, 2020, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 07/31/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquid Environmentally Aware Fund	—	17,059,223	17,059,223	$17,066,047	$87,453	$—	$3,410
BlackRock Liquidity Funds, T-Fund, Institutional Class	189,379	189,082	378,461	378,461	61,078	—	—
				$17,444,508	$148,531	$—	$3,410

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Repurchase Agreements
	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Bank of America Securities, Inc.	1.98	%(a)	01/31/20	03/09/20	$20,000	$20,000	$20,041,800	Corporate/Debt Obligations, 2.55% to 7.69%, due 01/27/32 to 01/23/50	$19,972,743	$21,000,000
	2.18	(a)	01/31/20	03/19/20	1,000	1,000	1,002,907	Corporate/Debt Obligation, 3.00%, due 10/25/58	1,594,652	1,200,001
	2.28	(a)	01/31/20	04/08/20	4,000	4,000	4,017,227	Corporate/Debt Obligation, 3.00%, due 10/25/58	6,378,605	4,800,000
Total Bank of America Securities, Inc.						$25,000				$27,000,001
Barclays Bank plc	2.05		11/01/19	02/03/20	15,000	15,000	15,080,292	Corporate/Debt Obligations, 1.91% to 4.21%, due 11/25/35 to 05/25/43	21,072,215	17,250,000
	2.18	(a)	01/31/20	05/08/20	20,000	20,000	20,118,689	Corporate/Debt Obligations, 1.83% to 10.33%, due 05/01/26 to 08/25/59	51,832,761	23,000,000
	2.22		08/26/19	02/26/20	15,000	15,000	15,170,200	Corporate/Debt Obligations, 2.05% to 2.64%, due 06/25/35 to 05/25/47	22,242,116	17,250,000
Total Barclays Bank plc						$50,000				$57,500,000
Citigroup Global Markets, Inc.	2.11	(a)	01/31/20	04/05/20	3,000	3,000	3,011,442	Corporate/Debt Obligations, 1.40% to 4.00%, due 08/27/57 to 05/25/58	4,198,835	3,210,000

14	2 0 2 0 B l a c k R o c k S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	BlackRock Short Obligations Fund

January 31, 2020

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
	2.13	%(a)	01/31/20	05/05/20	$6,000	$6,000	$6,033,679	Corporate/Debt Obligations, 2.45% to 6.55%, due 05/15/27 to 07/15/36	$5,618,341	$6,301,782
Total Citigroup Global Markets, Inc.						$9,000				$9,511,782
Credit Suisse Securities USA LLC	2.11	(a)	01/31/20	03/09/20	1,000	1,000	1,002,229	Corporate/Debt Obligations, 1.47% to 5.97%, due 06/20/35 to 10/20/45	10,186,538	1,150,000
	2.23	(a)	01/31/20	04/08/20	25,000	25,000	25,105,353	Corporate/Debt Obligations, 0.03% to 10.75%, due 02/01/21 to 05/25/45	333,582,795	28,267,453
Total Credit Suisse Securities USA LLC						$26,000				$29,417,453
JP Morgan Securities LLC	1.88	(a)	01/31/20	02/10/20	20,000	20,000	20,010,444	Corporate/Debt Obligations, 0.08% to 8.00%, due 03/15/20 to 10/25/58	625,689,939	21,484,089
	2.15	(a)	01/31/20	05/04/20	4,000	4,000	4,022,467	Corporate/Debt Obligations, 2.73% to 6.35%, due 08/01/22 to 12/31/49	4,460,845	4,321,523
	2.21		11/13/19	02/13/20	17,000	17,000	17,096,012	Corporate/Debt Obligations, 3.36% to 8.00%, due 04/19/21 to 03/25/58	17,764,777	18,616,737
Total JP Morgan Securities LLC						$41,000				$44,422,349
Mizuho Securities USA LLC	2.20	(a)	01/31/20	03/09/20	3,500	3,500	3,508,110	U.S. Government Sponsored Agency Obligation, 7.76%, due 02/25/26	3,753,544	3,675,001
Wells Fargo Securities LLC	2.09		12/04/19	03/04/20	15,000	15,000	15,079,246	Corporate/Debt Obligations, 0.00%, due 03/19/20 to 03/20/20	15,789,082	15,750,001
	2.13		12/20/19	03/20/20	22,000	22,000	22,118,452	Corporate/Debt Obligations, 0.00%, due 01/29/09 to 05/12/20	23,368,698	23,100,000
Total Wells Fargo Securities LLC						$37,000				$38,850,001
						$191,500				$210,376,587

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$102,538,842	$—	$102,538,842
Corporate Bonds (a)	—	1,703,943,102	—	1,703,943,102
Foreign Agency Obligations (a)	—	15,141,919	—	15,141,919

S c h e d u l e o f I n v e s t m e n t s	15

Schedule of Investments (unaudited) (continued)	BlackRock Short Obligations Fund
January 31, 2020

	Level 1	Level 2	Level 3	Total
Investment Companies	$17,066,047	$—	$—	$17,066,047
Municipal Bonds	—	550,170	—	550,170
Short-Term Securities:
Certificates of Deposit	—	933,203,569	—	933,203,569
Commercial Paper	—	1,049,227,816	—	1,049,227,816
Money Market Funds	378,461	—	—	378,461
Repurchase Agreements	—	191,500,000	—	191,500,000
	$17,444,508	$3,996,105,418	$—	$4,013,549,926

(a)	See above Schedule of Investments for values in each industry or country.

See notes to financial statements.

16	2 0 2 0 B l a c k R o c k S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statement of Assets and Liabilities (unaudited)

January 31, 2020

BlackRock Short Obligations Fund

ASSETS
Investments at value — unaffiliated (cost — $3,795,476,908)	$3,804,605,418
Investments at value — affiliated (cost — $17,441,098)	17,444,508
Cash	6,196
Repurchase agreements at value (cost — $191,500,000)	191,500,000
Receivables:
Capital shares sold	38,778,076
Dividends — affiliated	31,581
Interest — unaffiliated	12,076,344
From the Manager	3,633
Prepaid expenses	255,818
Total assets	4,064,701,574

LIABILITIES
Payables:
Investments purchased	30,045,950
Administration fees	160,460
Board realignment and consolidation	172
Capital shares redeemed	27,912,771
Income dividend distributions	51,494
Investment advisory fees	445,947
Service fees	468,857
Other accrued expenses	528,522
Total liabilities	59,614,173

NET ASSETS	$4,005,087,401

NET ASSETS CONSIST OF
Paid-in capital	$3,995,701,755
Accumulated earnings	9,385,646
NET ASSETS	$4,005,087,401

NET ASSET VALUE
Institutional — Based on net assets of $1,574,225,983 and 156,859,052 shares outstanding, unlimited number of shares authorized, $0.001 par value	$10.04
Investor A — Based on net assets of $2,336,947,821 and 232,975,279 shares outstanding, unlimited number of shares authorized, $0.001 par value	$10.03
Class K — Based on net assets of $93,913,597 and 9,342,411 shares outstanding, unlimited number of shares authorized, $0.001 par value	$10.05

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	17

Statement of Operations (unaudited)

Six Months Ended January 31, 2020

BlackRock Short Obligations Fund

INVESTMENT INCOME
Dividends — affiliated	$148,531
Interest — unaffiliated	37,561,168
Total investment income	37,709,699

EXPENSES
Investment advisory	3,818,221
Service — class specific	2,114,033
Transfer agent — class specific	974,267
Administration	595,484
Administration — class specific	315,055
Registration	294,655
Professional	47,174
Accounting services	43,476
Custodian	33,307
Trustees and Officer	6,468
Printing	5,820
Miscellaneous	16,278
Total expenses	8,264,238
Less:
Administration fees waived — class specific	(145,654)
Fees waived and/or reimbursed by the Manager	(1,717,943)
Transfer agent fees waived and/or reimbursed — class specific	(217,951)
Total expenses after fees waived and/or reimbursed	6,182,690
Net investment income	31,527,009

REALIZED AND UNREALIZED GAIN
Net realized gain from investments	183,967
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	3,410
Investments — unaffiliated	5,528,604
5,532,014
Net realized and unrealized gain	5,715,981
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$37,242,990

See notes to financial statements.

18	2 0 2 0 B l a c k R o c k S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Changes in Net Assets

	BlackRock Short Obligations Fund
	Six Months Ended 01/31/20 (unaudited)	Year Ended 07/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$31,527,009	$21,585,928
Net realized gain	183,967	101,020
Net change in unrealized appreciation (depreciation)	5,532,014	3,814,620
Net increase in net assets resulting from operations	37,242,990	25,501,568

DISTRIBUTIONS TO SHAREHOLDERS (a)
Institutional	(14,300,577)	(10,836,451)
Investor A	(16,163,457)	(8,354,874)
Class K	(1,161,669)	(2,487,319)
Decrease in net assets resulting from distributions to shareholders	(31,625,703)	(21,678,644)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,613,052,888	2,228,911,866

NET ASSETS
Total increase in net assets	1,618,670,175	2,232,734,790
Beginning of period	2,386,417,226	153,682,436
End of period	$4,005,087,401	$2,386,417,226

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	19

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Short Obligations Fund
	Institutional
	Six Months Ended		Year Ended July 31,
	01/31/20 (unaudited)		2019		2018		2017		2016		2015
Net asset value, beginning of period	$10.02		$9.99		$10.03		$10.02		$10.00		$10.01

Net investment income (a)	0.11		0.26		0.18		0.12		0.08		0.05
Net realized and unrealized gain (loss)	0.02		0.03		(0.05)		0.01		0.02		(0.01)
Net increase from investment operations	0.13		0.29		0.13		0.13		0.10		0.04

Distributions (b)
From net investment income	(0.11)		(0.26)		(0.17)		(0.12)		(0.08)		(0.05)
From net realized gain	—		(0.00	)(c)	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)	—
Total distributions	(0.11)		(0.26)		(0.17)		(0.12)		(0.08)		(0.05)
Net asset value, end of period	$10.04		$10.02		$9.99		$10.03		$10.02		$10.00

Total Return (d)
Based on net asset value	1.28	%(e)	2.96%		1.34%		1.30%		0.98%		0.45%

Ratios to Average Net Assets
Total expenses	0.46	%(f)	0.45%		0.60%		0.54	%(g)	0.58	%(g)	1.02%
Total expenses after fees waived and/or reimbursed.	0.30	%(f)	0.26%		0.28%		0.24%		0.13%		0.12%
Net investment income	2.11	%(f)	2.59%		1.75%		1.17%		0.79%		0.55%

Supplemental Data
Net assets, end of period (000)	$1,574,226		$1,117,218		$70,512		$38,160		$16,945		$10,182
Portfolio turnover rate	4%		18%		87%		140%		184%		68%

(a)	Based on average shares outstanding.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)	Amount is greater than $(0.005) per share.

(d)	Where applicable, assumes the reinvestment of distributions.

(e)	Aggregate total return.

(f)	Annualized.

(g)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios. See notes to financial statements.

See notes to financial statements.

20	2 0 2 0 B l a c k R o c k S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Short Obligations Fund
	Investor A
	Six Months Ended 01/31/20 (unaudited)		Year Ended 07/31/2019		Period from 03/09/18 (a) to 07/31/18
Net asset value, beginning of period	$10.01		$9.99		$9.99
Net investment income (b)	0.10		0.24		0.07
Net realized and unrealized gain	0.02		0.02		0.00	(c)
Net increase from investment operations	0.12		0.26		0.07

Distributions (d)
From net investment income	(0.10)		(0.24)		(0.07)
From net realized gain	—		(0.00	)(e)	—
Total distributions	(0.10)		(0.24)		(0.07)
Net asset value, end of period	$10.03		$10.01		$9.99

Total Return (f)
Based on net asset value	1.19	%(g)	2.63%		0.73	%(g)

Ratios to Average Net Assets
Total expenses	0.59	%(h)	0.64%		0.78	%(h)(i)
Total expenses after fees waived and/or reimbursed	0.48	%(h)	0.47%		0.42	%(h)
Net investment income	1.91	%(h)	2.37%		1.87	%(h)

Supplemental Data
Net assets, end of period (000)	$2,336,948		$1,136,936		$621
Portfolio turnover rate	4%		18%		87%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Amount is less than $0.005 per share.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Amount is greater than $(0.005) per share.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Aggregate total return.
(h)	Annualized.
(i)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.84%

See notes to financial statements.

F i n a n c i a l H i g h l i g h t s	21

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Short Obligations Fund
	Class K (a)
	Six Months Ended		Year Ended July 31,
	01/31/20 (unaudited)		2019		2018		2017		2016		2015
Net asset value, beginning of period	$10.04		$10.01		$10.04		$10.03		$10.01		$10.02
Net investment income (b)	0.11		0.26		0.18		0.12		0.08		0.06
Net realized and unrealized gain (loss)	0.01		0.04		(0.03)		0.01		0.02		(0.01)
Net increase from investment operations	0.12		0.30		0.15		0.13		0.10		0.05

Distributions (c)
From net investment income	(0.11)		(0.27)		(0.18)		(0.12)		(0.08)		(0.06)
From net realized gain	—		(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	—
Total distributions	(0.11)		(0.27)		(0.18)		(0.12)		(0.08)		(0.06)

Net asset value, end of period	$10.05		$10.04		$10.01		$10.04		$10.03		$10.01

Total Return (e)
Based on net asset value	1.23	%(f)	3.02%		1.52%		1.35%		1.01%		0.47%

Ratios to Average Net Assets
Total expenses	0.33	%(g)	0.45%		0.53%		0.50	%(h)	0.55	%(h)	0.99%
Total expenses after fees waived and/or reimbursed	0.20	%(g)	0.20%		0.20%		0.17%		0.10%		0.10%
Net investment income	2.26	%(g)	2.64%		1.78%		1.22%		0.79%		0.57%

Supplemental Data
Net assets, end of period (000)	$93,914		$132,264		$82,549		$98,882		$31,918		$41,660
Portfolio turnover rate	4%		18%		87%		140%		184%		68%

(a)	On the close of business on September 1, 2015, the Fund’s BlackRock Shares were redesignated as Class K Shares.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Annualized.
(h)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

See notes to financial statements.

22	2 0 2 0 B l a c k R o c k S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited)

1.       ORGANIZATION

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Trust is organized as a Massachusetts business trust. BlackRock Short Obligations Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional Shares	No	No		None
Investor A Shares	No	No	(a)	None
Class K Shares	No	No		None

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) upon redemption of shares received in an exchange transaction for Investor A Shares of a fund advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates where no initial sales charge was paid at time of purchase of such fund.

The Fund, together with certain other registered investment companies advised by the Manager or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.          SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization and accretion of premiums and discounts on debt securities is recognized on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Recent Accounting Standards: The Fund has adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Fund has changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Fund applied the amendments on a modified retrospective basis beginning with the fiscal six months ended January 31, 2020. The adjusted cost basis of securities at July 31, 2019 is $2,394,203,213.

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset value (“NAV”) of the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

3.          INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•	Fixed-income securities for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or

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Notes to Financial Statements (unaudited) (continued)

dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4.          SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

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Notes to Financial Statements (unaudited) (continued)

Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third party custodian maintains accounts to hold collateral for the fund and its counterparties. Typically, the fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively.

In the event the counterparty defaults and the fair value of the collateral declines, the fund could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by the fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.

5.           INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets.

Average Daily Net Assets	Investment Advisory Fees
First $1 Billion	0.25%
$1 Billion - $3 Billion	0.24
$3 Billion - $5 Billion	0.23
$5 Billion - $10 Billion	0.22
Greater than $10 Billion	0.21

Service Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

Service Fees
Investor A	0.25%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing service fee compensates BRIL and each broker- dealer for providing shareholder servicing related services to shareholders.

For the six months ended January 31, 2020, the class specific service fees borne directly by Investor A Shares of the Fund were $2,114,033.

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees
First $500 Million	0.0425%
$500 Million - $1 Billion	0.0400
$1 Billion - $2 Billion	0.0375
$2 Billion - $4 Billion	0.0350
$4 Billion - $13 Billion	0.0325
Greater than $13 Billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended January 31, 2020, the following table shows the class specific administration fees borne directly by each share class of the Fund:

Institutional	$135,650
Investor A	169,109
Class K	10,296
$315,055

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Notes to Financial Statements (unaudited) (continued)

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended January 31, 2020, the Fund did not pay any amounts to affiliates in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended January 31, 2020, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	$739
Class K	76
$815

For the six months ended January 31, 2020, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

Institutional	$898,367
Investor A	75,307
Class K	593
$974,267

Expense Limitations, Waivers, Reimbursements and Recoupments: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through November 30, 2020. The contractual agreement may be terminated upon 90 days' notice by a majority of the trustees who are not "interested persons" of the Trust, as defined in the 1940 Act ("Independent Trustees"), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. Prior to November 27, 2019, this waiver was voluntary. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended January 31, 2020, the amount waived was $5,381.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through November 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended January 31, 2020, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.

The Manager contractually and/or voluntarily agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

	Contractual	(a)	Voluntary	(b)
Institutional	0.35%		0.30%
Investor A	0.60		0.50
Class K	0.30		0.20

(a)	The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement through November 30, 2020 unless approved by the Board, including a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Fund.
(b)	The voluntary waiver or reimbursement may be reduced or discontinued at any time without notice.

For the six months ended January 31, 2020, the Manager waived and/or reimbursed $1,712,562 which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.

These amounts waived and/or reimbursed are included as administration fees waived — class specific, and transfer agent fees waived and/or reimbursed — class specific respectively, in the Statement of Operations. For the six months ended January 31, 2020, class specific expense waivers and/or reimbursements are as follows:

Administration Fees Waived
Institutional	$135,358
Class K	10,296
$145,654

Transfer Agent Fees Waived and/or Reimbursed
Institutional	$217,359
Class K	592
$217,951

With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to

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Notes to Financial Statements (unaudited) (continued)

exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1)	the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year; and

(2)	the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective December 1, 2019, the repayment arrangement between the Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund's contractual caps on net expenses was terminated.

The following fund level and class specific waivers and/or reimbursements previously recorded by the Fund, which were subject to recoupment by the Manager, expired on December 1, 2019:

Fund Level	$ 1,128,427
Institutional	357,110
Investor A	1,978
Class K	45,116

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission ("SEC"), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended January 31, 2020, the Fund did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.

6.            PURCHASES AND SALES

For the six months ended January 31, 2020, purchases and sales of investments, excluding short-term securities, were $1,039,485,087 and $63,560,317, respectively.

7.            INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the four years ended January 31, 2020. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of January 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of January 31, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$4,004,519,587
Gross unrealized appreciation	$9,090,380
Gross unrealized depreciation	(60,041)
Net unrealized appreciation	$9,030,339

8.          BANK BORROWINGS

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate

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Notes to Financial Statements (unaudited) (continued)

(but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2020 unless extended or renewed. Prior to April 18, 2019, Participating Funds paid an upfront commitment fee of 0.02% on the total commitment amounts, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended January 31, 2020, the Fund did not borrow under the credit agreement.

9.           PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and has now been detected internationally. This coronavirus has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of epidemics and pandemics such as the coronavirus, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. The impact of the outbreak may be short term or may last for an extended period of time.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

Concentration Risk: The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

10.        CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 01/31/20		Year Ended 07/31/19
	Shares	Amount	Shares	Amount
Institutional
Shares sold	95,475,668	$957,514,514	142,508,870	$1,425,362,403
Shares issued in reinvestment of distributions	1,423,782	14,283,134	1,079,202	10,802,669
Shares redeemed	(51,569,290)	(517,182,835)	(39,114,775)	(391,440,840)
Net increase	45,330,160	$454,614,813	104,473,297	$1,044,724,232
Investor A
Shares sold	182,723,288	$1,831,170,990	144,973,662	$1,449,924,963
Shares issued in reinvestment of distributions	1,608,221	16,120,233	833,852	8,343,868
Shares redeemed	(64,885,965)	(650,292,253)	(32,339,935)	(323,530,598)
Net increase	119,445,544	$1,196,998,970	113,467,579	$1,134,738,233
Class K
Shares sold	1,525,898	$15,325,569	23,094,460	$231,354,214
Shares issued in reinvestment of distributions	88,587	889,653	186,813	1,872,728
Shares redeemed	(5,451,705)	(54,776,117)	(18,345,855)	(183,777,541)
Net increase (decrease)	(3,837,220)	$(38,560,895)	4,935,418	$49,449,401
Total Net Increase	160,938,484	$1,613,052,888	222,876,294	$2,228,911,866

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Notes to Financial Statements (unaudited) (continued)

11.         SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N o t e s t o F i n a n c i a l S t a t e m e n t s	29

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of BlackRock FundsSM, on behalf of BlackRock Short Obligations Fund, met on November 12-13, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the BlackRock open-end funds, excluding money market funds (each, a “Fund”), pursuant to the Liquidity Rule. The Board has appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund's investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A.  The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions: During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a Fund participated in borrowings for investment purposes (such as tender option bonds and reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a Fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions: During the Program Reporting Period, the Committee reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C.  Holdings of cash and cash equivalents, as well as borrowing arrangements: The Committee considered the terms of the credit facility applicable to the Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple Funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio and BlackRock Credit Strategies Income Fund, each a series of BlackRock Funds V). The Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

30	2 0 2 0 B l a c k R o c k S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Trustee and Officer Information

Mark Stalnecker, Chair of the Board and Trustee
Bruce R. Bond, Trustee
Susan J. Carter, Trustee
Collette Chilton, Trustee
Neil A. Cotty, Trustee
Lena G. Goldberg, Trustee
Henry R. Keizer, Trustee
Cynthia A. Montgomery, Trustee
Donald C. Opatrny, Trustee
Joseph P. Platt, Trustee
Kenneth L. Urish, Trustee
Claire A. Walton, Trustee
Robert Fairbairn, Trustee
John M. Perlowski, Trustee, President And Chief Executive Officer
Thomas Callahan, Vice President
Jennifer McGovern, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Charles Parks, Chief Compliance Officer
Lisa Belle, Anti-Money Laundering Compliance Officer
Janey Ahn, Secretary

Effective September 19, 2019, Lisa Belle replaced John Mackessy as tha Anti-Money Laundering Compliance Officer of the Trust.

Effective September 19, 2019, Janey Ahn replaced Benjamin Archibald as the Secretary of the Trust.

Effective December 31, 2019, Robert M. Hernandez retired as Trustee of the Trust.

Investment Adviser and Administrator	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	PricewaterhouseCoopers LLP
Wilmington, DE 19809	Philadelphia, PA 19103

Accounting Agent	Distributor
JPMorgan Chase Bank, N.A.	BlackRock Investments, LLC
New York, NY 10179	New York, NY 10022

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (US) Inc.	Sidley Austin LLP
Wilmington, DE 19809	New York, NY 10019

Custodian	Address of the Trust
JPMorgan Chase Bank, N.A.	100 Bellevue Parkway
New York, NY 10179	Wilmington, DE 19809

T r u s t e e a n d O f f i c e r I n f o r m a t i o n	31

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund's Forms N-PORT and N-Q are available on the SEC's website at sec.gov. The Fund’s Form N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at blackrock.com; and (3) on the SEC's website at sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com; or by calling (800) 441-7762 and (2) on the SEC's website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

32	2 0 2 0 B l a c k R o c k S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Additional Information (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguardin their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related right set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we recei applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (ii receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or a respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that m to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

A d d i t i o n a l I n f o r m a t i o n	33

Glossary of Terms Used in this Report

Currency

USD	United States Dollar

Portfolio Abbreviations

LIBOR	London Interbank Offered Rate
RB	Revenue Bonds
SOFR	Secured Overnight Financing Rate

34	2 0 2 0 B l a c k R o c k S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Want to know more?

blackrock.com      |     877-275-1255 (1-877-ASK-1BLK)

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

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Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments

(a)The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b)Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)There were no changes in the registrant's internal control over financial reporting (as defined in Rule

30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 – Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Section 302 Certifications are attached

2

(a)(3) – Not Applicable

(a)(4) – Not Applicable

(b) – Section 906 Certifications are attached

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Funds

Date: April 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Funds

Date: April 3, 2020

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Funds

Date: April 3, 2020

4